As filed with the Securities and Exchange Commission on November 21, 2008.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04419

TRANSAMERICA SERIES TRUST (formerly AEGON/TRANSAMERICA SERIES TRUST)
(Exact name of registrant as specified in charter)

570 Carillon Parkway, St. Petersburg, Florida		33716
(Address of principal executive offices)		(Zip code)

Dennis Gallagher, Esq. P.O. Box 9012, Clearwater, Florida 33758-9771
(Name and address of agent for service)

Registrant's telephone number, including area code:	(727) 299-1800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2008 – September 30, 2008

Item 1. Schedule of Investments.

Transamerica American Century Large Company Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (78.0%)
Aerospace & Defense (0.9%)
Northrop Grumman Corp.	69,100	$4,183
Beverages (1.7%)
Coca-Cola Co.	102,100	5,399
Pepsi Bottling Group, Inc.	82,200	2,398
Biotechnology (0.8%)
Amgen, Inc. ‡	59,500	3,527
Capital Markets (2.9%)
Bank of New York Mellon Corp.	99,200	3,232
Goldman Sachs Group, Inc.	28,300	3,622
Legg Mason, Inc.	25,000	952
Merrill Lynch & Co., Inc.	114,200	2,889
Morgan Stanley	123,900	2,850
Chemicals (1.6%)
E.I. duPont de Nemours & Co.	104,200	4,199
PPG Industries, Inc.	56,300	3,284
Commercial Banks (2.5%)
National City Corp. ^	232,700	407
US Bancorp	105,800	3,811
Wells Fargo & Co.	202,600	7,604
Commercial Services & Supplies (1.6%)
Avery Dennison Corp.	40,000	1,779
Pitney Bowes, Inc.	17,600	585
Robert Half International, Inc.	19,200	475
RR Donnelley & Sons Co.	91,100	2,235
Waste Management, Inc.	75,000	2,362
Communications Equipment (0.1%)
Motorola, Inc.	74,600	533
Computers & Peripherals (1.8%)
Hewlett-Packard Co.	81,000	3,745
International Business Machines Corp.	38,900	4,550
Consumer Finance (0.2%)
Discover Financial Services	77,200	1,067
Diversified Consumer Services (0.6%)
H&R Block, Inc.	115,000	2,616
Diversified Financial Services (7.7%)
Bank of America Corp. ¡	308,300	10,790
Citigroup, Inc.	576,000	11,814
JPMorgan Chase & Co.	290,600	13,571
Diversified Telecommunication Services (4.8%)
AT&T, Inc. ¡	477,800	13,340
Embarq Corp.	34,900	1,415
Verizon Communications, Inc.	241,100	7,737
Electric Utilities (1.9%)
Exelon Corp.	81,700	5,116
PPL Corp.	107,700	3,987
Energy Equipment & Services (0.4%)
National Oilwell Varco, Inc. ‡	37,900	1,904
Food & Staples Retailing (2.1%)
Kroger Co.	98,100	2,696
Walgreen Co.	83,200	2,576
Wal-Mart Stores, Inc.	77,400	4,635
Food Products (0.6%)
Unilever NV	94,900	2,672
Health Care Equipment & Supplies (0.6%)
Medtronic, Inc.	54,400	2,725
Health Care Providers & Services (0.4%)
Quest Diagnostics, Inc.	31,600	1,633
Hotels, Restaurants & Leisure (0.5%)
Darden Restaurants, Inc.	34,300	982
McDonald’s Corp.	6,700	413
Starbucks Corp. ‡	62,300	927
Household Durables (0.6%)
Newell Rubbermaid, Inc.	148,600	2,565
Household Products (0.6%)
Clorox Co.	44,100	2,765
Independent Power Producers & Energy Traders (0.5%)
NRG Energy, Inc. ‡	88,800	2,198
Industrial Conglomerates (4.2%)
General Electric Co.	707,300	18,036
Tyco International, Ltd.	44,900	1,572
Insurance (3.4%)
Allstate Corp.	113,500	5,235
Hartford Financial Services Group, Inc.	65,300	2,677
Loews Corp.	38,500	1,520
Torchmark Corp.	48,700	2,912
Travelers Cos., Inc.	79,600	3,598
IT Services (0.3%)
Fiserv, Inc. ‡	31,000	1,467
Machinery (2.1%)
Caterpillar, Inc.	49,500	2,950
Dover Corp.	58,800	2,385
Ingersoll-Rand Co., Ltd. -Class A	85,400	2,662
Parker Hannifin Corp.	34,100	1,807
Media (2.5%)
CBS Corp. -Class B	147,900	2,156
Gannett Co., Inc.	104,900	1,774
Time Warner, Inc.	377,500	4,949
Viacom, Inc. -Class B ‡	111,400	2,767
Metals & Mining (0.4%)
Nucor Corp.	42,600	1,683
Multiline Retail (0.5%)
Kohl’s Corp. ‡	54,500	2,511
Office Electronics (0.5%)
Xerox Corp.	183,700	2,118
Oil, Gas & Consumable Fuels (13.5%)
Apache Corp.	17,500	1,825
Chevron Corp.	210,500	17,362
ConocoPhillips	161,800	11,852
Devon Energy Corp.	20,500	1,869
Exxon Mobil Corp.	268,400	20,844
Royal Dutch Shell PLC ADR -Class A	158,900	9,377
Paper & Forest Products (0.9%)
International Paper Co.	44,000	1,152
Weyerhaeuser Co.	50,400	3,053
Pharmaceuticals (8.0%)
Abbott Laboratories ¡	64,700	3,726
Eli Lilly & Co.	72,500	3,192
Johnson & Johnson	166,700	11,549
Merck & Co., Inc.	127,500	4,024
Pfizer, Inc.	601,100	11,084
Wyeth	111,800	4,130
Real Estate Investment Trusts (0.2%)
Developers Diversified Realty Corp.	32,800	1,039
Road & Rail (0.1%)
YRC Worldwide, Inc. ‡	53,000	634
Semiconductors & Semiconductor Equipment (0.8%)
Applied Materials, Inc.	86,400	1,307
Intel Corp.	89,700	1,680
Texas Instruments, Inc.	35,000	753

1

	Shares	Value
Software (1.6%)
Microsoft Corp.	165,700	$4,423
Oracle Corp. ‡	143,400	2,912
Specialty Retail (2.0%)
Best Buy Co., Inc.	68,500	2,569
Gap, Inc.	96,600	1,717
Home Depot, Inc.	106,900	2,768
Staples, Inc.	111,700	2,513
Textiles, Apparel & Luxury Goods (0.6%)
V.F. Corp.	34,600	2,675
Thrifts & Mortgage Finance (0.1%)
MGIC Investment Corp.	75,400	530
Tobacco (0.9%)
Altria Group, Inc.	102,100	2,025
Lorillard, Inc.	32,800	2,334
Wireless Telecommunication Services (0.3%)
Sprint Nextel Corp.	211,000	1,287
Total Common Stocks (cost $431,528)		365,749

	Principal
REPURCHASE AGREEMENT (4.7%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $22,066 on 10/1/2008 à •	$22,066	22,066
Total Repurchase Agreement (cost $22,066)		22,066

	Shares
SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	206,910	207
Total Securities Lending Collateral (cost $207)		207

Total Investment Securities (cost $453,801) #		$388,022

FUTURES CONTRACTS:

	Contracts G	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 E-Mini Index	300	12/19/2008	$17,511	$(1,430)
			$17,511	$(1,430)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $141.
¡	All or a portion of this security is segregated with the custodian to cover margin requirements for open futures contracts. The value of all securities segregated is $5,694.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $22,507.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 9/30/2008.
G	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $453,801. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,719 and $77,498, respectively. Net unrealized depreciation for tax purposes is $65,779.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

2

Transamerica Asset Allocation - Conservative VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (46.7%)
Transamerica Convertible Securities VP Ж	3,888,298	$29,590
Transamerica Flexible Income €	1,388,778	11,249
Transamerica High Yield Bond €	6,148,202	46,665
Transamerica JPMorgan International Bond €	8,273,692	89,273
Transamerica MFS High Yield VP Ж	6,763,832	47,888
Transamerica PIMCO Total Return VP Ж	16,392,493	170,482
Transamerica Short-Term Bond €	6,330,155	60,580
Transamerica U.S. Government Securities VP Ж	579,663	6,973
Transamerica Van Kampen Emerging Markets Debt €	5,404,773	51,129
Capital Markets (0.2%)
Transamerica WMC Emerging Markets € ≠	200,000	2,000
Capital Preservation (0.7%)
Transamerica Money Market VP Ж	7,961,366	7,961
Global/International Stocks (6.2%)
Transamerica AllianceBernstein International Value €	988,591	8,581
Transamerica Evergreen International Small Cap €	730,268	7,493
Transamerica Marsico International Growth €	1,098,897	10,231
Transamerica Neuberger Berman International €	1,292,465	10,068
Transamerica Oppenheimer Developing Markets €	1,298,879	13,937
Transamerica Schroders International Small Cap € ≠	2,320,236	17,657
Inflation-Protected Securities (8.4%)
Transamerica PIMCO Real Return TIPS €	9,257,983	92,302
Tactical and Specialty (11.4%)
Transamerica BlackRock Global Allocation €	1,787,547	18,698
Transamerica Clarion Global Real Estate Securities VP Ж	1,613,134	17,825
Transamerica Evergreen Health Care €	479,964	5,385
Transamerica Loomis Sayles Bond €	9,951,913	83,795
U.S. Stocks (26.4%)
Transamerica American Century Large Company Value VP Ж	3,476,406	29,132
Transamerica Bjurman, Barry Micro Emerging Growth € ≠	231,912	1,876
Transamerica BlackRock Large Cap Value VP Ж	3,301,837	44,872
Transamerica Capital Guardian Value VP Ж	805,795	9,653
Transamerica Equity VP Ж	1,684,411	33,284
Transamerica Federated Market Opportunity VP Ж	944,251	13,616
Transamerica Growth Opportunities VP Ж	363,860	3,708
Transamerica Jennison Growth VP Ж	2,531,061	15,971
Transamerica JPMorgan Mid Cap Value VP Ж	1,075,938	12,728
Transamerica Marsico Growth VP Ж	3,520,278	33,196
Transamerica Munder Net50 VP Ж	295,028	1,935
Transamerica Oppenheimer Small- & Mid Cap Value €	831,421	6,984
Transamerica Science & Technology VP Ж	1,218,356	4,289
Transamerica Small/Mid Cap Value VP Ж	757,016	11,976
Transamerica T. Rowe Price Equity Income VP Ж	37,600	403
Transamerica T. Rowe Price Growth Stock VP Ж	856,907	15,493
Transamerica Third Avenue Value €	811,486	17,139
Transamerica UBS Large Cap Value €	2,910,366	29,307
Transamerica Van Kampen Mid-Cap Growth €	381,449	3,422
Transamerica Van Kampen Small Company Growth €	95,935	857
Total Investment Companies (cost $1,266,119) #		$1,099,603

NOTES TO SCHEDULE OF INVESTMENTS:

Ж	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
€	The Fund invests its assets in the Class I shares of the affiliated Transamerica Funds.
≠	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,266,119. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,154 and $167,670, respectively. Net unrealized depreciation for tax purposes is $166,516.

1

Transamerica Asset Allocation - Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Capital Markets (0.2%)
Transamerica WMC Emerging Markets € ≠	200,000	$2,000
Capital Preservation (0.0%)
Transamerica Money Market VP Ж	169,003	169
Global/International Stocks (16.8%)
Transamerica AllianceBernstein International Value €	2,142,408	18,596
Transamerica Evergreen International Small Cap €	4,582,638	47,018
Transamerica Marsico International Growth €	4,074,822	37,937
Transamerica Neuberger Berman International €	4,958,179	38,624
Transamerica Oppenheimer Developing Markets €	4,276,758	45,890
Transamerica Schroders International Small Cap € ≠	230,994	1,758
Tactical and Specialty (14.7%)
Transamerica BlackRock Global Allocation €	3,456,777	36,158
Transamerica BlackRock Natural Resources €	1,518,346	16,535
Transamerica BNY Mellon Market Neutral Strategy €	1,572,725	14,673
Transamerica Clarion Global Real Estate Securities VP Ж	5,082,031	56,156
Transamerica Evergreen Health Care €	1,809,165	20,299
Transamerica UBS Dynamic Alpha €	2,426,476	22,542
U.S. Stocks (68.3%)
Transamerica American Century Large Company Value VP Ж	10,420,230	87,321
Transamerica Bjurman, Barry Micro Emerging Growth € ≠	841,873	6,811
Transamerica BlackRock Large Cap Value VP Ж	10,196,382	138,569
Transamerica Capital Guardian Value VP Ж	2,176,582	26,075
Transamerica Equity VP Ж	4,309,902	85,164
Transamerica Federated Market Opportunity VP Ж	96,390	1,390
Transamerica Growth Opportunities VP Ж	2,123,750	21,641
Transamerica Jennison Growth VP Ж	5,985,381	37,768
Transamerica JPMorgan Mid Cap Value VP Ж	2,619,163	30,985
Transamerica Marsico Growth VP Ж	8,802,932	83,012
Transamerica Munder Net50 VP Ж	2,909,107	19,084
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,294,643	10,875
Transamerica Science & Technology VP Ж	1,197,587	4,215
Transamerica Small/Mid Cap Value VP Ж	1,971,912	31,196
Transamerica T. Rowe Price Equity Income VP Ж	4,581	49
Transamerica T. Rowe Price Growth Stock VP Ж	1,849,033	33,430
Transamerica Third Avenue Value €	2,819,656	59,551
Transamerica UBS Large Cap Value €	8,514,647	85,742
Transamerica Van Kampen Mid-Cap Growth €	223,470	2,004
Transamerica Van Kampen Small Company Growth €	1,142,414	10,202
Total Investment Companies (cost $1,408,045) #		$1,133,439

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
Ж	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
≠	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $1,408,045. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,220 and $275,826, respectively. Net unrealized depreciation for tax purposes is $274,606.

1

Transamerica Asset Allocation - Moderate VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (37.3%)
Transamerica Convertible Securities VP Ж	7,709,431	$58,669
Transamerica Flexible Income €	3,988,977	32,311
Transamerica High Yield Bond €	12,254,033	93,008
Transamerica JPMorgan International Bond €	14,841,666	160,142
Transamerica MFS High Yield VP Ж	12,172,616	86,182
Transamerica PIMCO Total Return VP Ж	31,307,395	325,597
Transamerica Short-Term Bond €	12,399,554	118,664
Transamerica Van Kampen Emerging Markets Debt €	10,550,243	99,805
Capital Markets (0.7%)
Transamerica WMC Emerging Markets € ≠	1,900,000	19,000
Capital Preservation (0.0%)
Transamerica Money Market VP Ж	559,556	560
Global/International Stocks (7.7%)
Transamerica AllianceBernstein International Value €	3,535,519	30,688
Transamerica Evergreen International Small Cap €	3,115,854	31,969
Transamerica Marsico International Growth €	4,422,803	41,176
Transamerica Neuberger Berman International €	4,209,166	32,789
Transamerica Oppenheimer Developing Markets €	4,623,829	49,614
Transamerica Schroders International Small Cap € ≠	1,943,363	14,789
Inflation-Protected Securities (6.0%)
Transamerica PIMCO Real Return TIPS €	15,634,231	155,873
Tactical and Specialty (11.2%)
Transamerica BlackRock Global Allocation €	3,001,010	31,390
Transamerica Clarion Global Real Estate Securities VP Ж	6,091,745	67,314
Transamerica Evergreen Health Care €	2,898,923	32,526
Transamerica Loomis Sayles Bond €	18,960,196	159,645
U.S. Stocks (37.1%)
Transamerica American Century Large Company Value VP Ж	11,674,270	97,830
Transamerica Bjurman, Barry Micro Emerging Growth € ≠	1,232,127	9,968
Transamerica BlackRock Large Cap Value VP Ж	11,416,446	155,149
Transamerica Capital Guardian Value VP Ж	2,657,368	31,835
Transamerica Equity VP Ж	5,394,984	106,605
Transamerica Federated Market Opportunity VP Ж	4,153,512	59,894
Transamerica Growth Opportunities VP Ж	2,801,524	28,547
Transamerica Jennison Growth VP Ж	6,162,088	38,883
Transamerica JPMorgan Mid Cap Value VP Ж	2,151,046	25,447
Transamerica Marsico Growth VP Ж	11,458,690	108,055
Transamerica Munder Net50 VP Ж	1,658,202	10,878
Transamerica Oppenheimer Small- & Mid-Cap Value €	1,969,732	16,546
Transamerica Science & Technology VP Ж	5,261,133	18,519
Transamerica Small/Mid Cap Value VP Ж	1,837,195	29,064
Transamerica T. Rowe Price Equity Income VP Ж	69,806	748
Transamerica T. Rowe Price Growth Stock VP Ж	2,551,642	46,134
Transamerica Third Avenue Value €	3,600,437	76,041
Transamerica UBS Large Cap Value €	9,652,007	97,196
Transamerica Van Kampen Mid-Cap Growth €	762,243	6,837
Transamerica Van Kampen Small Company Growth €	487,636	4,355
Total Investment Companies (cost $3,006,610) #		$2,610,242

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
Ж	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
≠	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $3,006,610. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,591 and $404,959, respectively. Net unrealized depreciation for tax purposes is $396,368.

1

Transamerica Asset Allocation - Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (20.7%)
Transamerica Convertible Securities VP Ж	7,120,389	$54,186
Transamerica Flexible Income €	4,388,991	35,551
Transamerica High Yield Bond €	10,395,368	78,901
Transamerica JPMorgan International Bond €	12,792,648	138,033
Transamerica MFS High Yield VP Ж	11,074,537	78,408
Transamerica PIMCO Total Return VP Ж	26,990,674	280,703
Transamerica Short-Term Bond €	11,752,999	112,476
Transamerica Van Kampen Emerging Markets Debt €	9,179,536	86,838
Capital Markets (0.4%)
Transamerica WMC Emerging Markets € ≠	1,700,000	17,000
Capital Preservation (0.0%)
Transamerica Money Market VP Ж	492,345	492
Global/International Stocks (11.4%)
Transamerica AllianceBernstein International Value €	7,818,169	67,862
Transamerica Evergreen International Small Cap €	8,998,900	92,329
Transamerica Marsico International Growth €	10,222,587	95,172
Transamerica Neuberger Berman International €	12,880,382	100,338
Transamerica Oppenheimer Developing Markets €	9,793,411	105,083
Transamerica Schroders International Small Cap € ≠	1,803,542	13,725
Inflation-Protected Securities (3.3%)
Transamerica PIMCO Real Return TIPS €	13,936,564	138,948
Investment Offices (0.2%)
Transamerica Thornburg International Value € ≠	785,000	7,662
Tactical and Specialty (11.4%)
Transamerica BlackRock Global Allocation €	12,167,090	127,268
Transamerica Clarion Global Real Estate Securities VP Ж	13,016,275	143,830
Transamerica Evergreen Health Care €	5,921,519	66,439
Transamerica Loomis Sayles Bond €	16,605,635	139,819
U.S. Stocks (52.6%)
Transamerica American Century Large Company Value VP Ж	26,261,589	220,072
Transamerica Bjurman, Barry Micro Emerging Growth € ≠	2,583,785	20,903
Transamerica BlackRock Large Cap Value VP Ж	25,950,989	352,674
Transamerica Capital Guardian Value VP Ж	6,164,763	73,854
Transamerica Equity VP Ж	12,726,929	251,484
Transamerica Federated Market Opportunity VP Ж	2,124,987	30,642
Transamerica Growth Opportunities VP Ж	6,236,822	63,553
Transamerica Jennison Growth VP Ж	15,779,265	99,567
Transamerica JPMorgan Mid Cap Value VP Ж	10,509,878	124,332
Transamerica Marsico Growth VP Ж	26,962,160	254,253
Transamerica Munder Net50 VP Ж	4,423,106	29,016
Transamerica Oppenheimer Small- & Mid-Cap Value €	6,409,524	53,840
Transamerica Science & Technology VP Ж	10,636,334	37,440
Transamerica Small/Mid Cap Value VP Ж	3,887,519	61,501
Transamerica T. Rowe Price Equity Income VP Ж	59,778	640
Transamerica T. Rowe Price Growth Stock VP Ж	5,838,767	105,565
Transamerica Third Avenue Value €	7,204,323	152,155
Transamerica UBS Large Cap Value €	21,577,639	217,287
Transamerica Van Kampen Mid-Cap Growth €	2,256,050	20,237
Transamerica Van Kampen Small Company Growth €	2,470,664	22,063
Total Investment Companies (cost $5,042,215) #		$4,172,141

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds.
Ж	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
≠	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $5,042,215. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $9,757 and $879,831, respectively. Net unrealized depreciation for tax purposes is $870,074.

1

Transamerica Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (4.3%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$946	$958
5.00%, due 05/15/2037	594	661
U.S. Treasury Inflation Indexed Note TIPS
1.38%, due 07/15/2018	260	240
U.S. Treasury Note
3.13%, due 08/31/2013	165	166
3.38%, due 07/31/2013	107	109
3.88%, due 05/15/2018	246	248
4.00%, due 08/15/2018	448	454
4.63%, due 12/31/2011	250	267
Total U.S. Government Obligations (cost $3,038)		3,103

U.S. GOVERNMENT AGENCY OBLIGATIONS (5.4%)
Fannie Mae
5.00%, due 04/25/2034	500	490
5.50%, due 04/01/2038	780	779
Freddie Mac
4.25%, due 10/15/2026	473	472
5.00%, due 05/15/2028 - 10/15/2030	1,140	1,139
5.35%, due 11/14/2011	1,000	1,002
Total U.S. Government Agency Obligations (cost $3,868)		3,882

MORTGAGE-BACKED SECURITIES (2.5%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	320	277
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049	215	179
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036 -144A	383	373
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	335	292
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A	380	369
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	320	280
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class H
5.74%, due 06/15/2049 -144A	120	39
Total Mortgage-Backed Securities (cost $2,065)		1,809

ASSET-BACKED SECURITIES (0.4%)
USAA Auto Owner Trust
Series 2007-2, Class A3
4.90%, due 02/15/2012	310	308
Total Asset-Backed Securities (cost $310)		308

CORPORATE DEBT SECURITIES (21.2%)
Aerospace & Defense (0.6%)
BAE Systems PLC
6.40%, due 12/15/2011 - 144A	210	217
Embraer Overseas, Ltd.
6.38%, due 01/24/2017	202	187
Air Freight & Logistics (0.5%)
Federal Express Corp.
9.65%, due 06/15/2012	290	328
Airlines (0.3%)
American Airlines, Inc.
7.02%, due 4/15/2009	130	123
Delta Air Lines, Inc.
7.57%, due 11/18/2010	120	109
Automobiles (0.3%)
Daimler Finance North America LLC
7.20%, due 09/01/2009	240	243
Beverages (1.4%)
Coca-Cola Enterprises, Inc.
3.40%, due 05/06/2011 *	255	255
Diageo Capital PLC
5.75%, due 10/23/2017	235	225
Molson Coors Capital Finance
4.85%, due 09/22/2010	255	256
Sabmiller PLC
6.20%, due 07/01/2011 -144A	240	246
Capital Markets (0.7%)
Lazard Group
7.13%, due 05/15/2015	200	174
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	240	216
Nuveen Investments, Inc.
5.00%, due 09/15/2010	150	124
Chemicals (1.0%)
Lubrizol Corp.
4.63%, due 10/01/2009	720	717
Commercial Banks (1.1%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A Ž ¡	200	176
JPMorgan Chase Bank NA
6.00%, due 10/01/2017	125	115
PNC Bank NA
6.88%, due 04/01/2018	140	134
Sumitomo Mitsui Banking Corp.
5.63%, due 10/15/2015 -144A Ž ¡	125	100
Wells Fargo Bank NA
5.75%, due 05/16/2016	250	231
Construction Materials (0.2%)
Lafarge SA
7.13%, due 07/15/2036	136	116
Consumer Finance (0.2%)
Discover Financial Services
3.35%, due 06/11/2010 *	215	173
Containers & Packaging (0.2%)
Rexam PLC
6.75%, due 06/01/2013 -144A	165	164
Diversified Financial Services (1.2%)
American Express Credit Corp.
5.11%, due 05/27/2010 *	135	127

1

	Principal	Value
Diversified Financial Services (continued)
American Honda Finance Corp.
5.13%, due 12/15/2010 -144A	$250	$247
Bank of America Corp.
5.75%, due 12/01/2017	95	80
Citigroup, Inc.
3.63%, due 02/09/2009	110	108
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	147	139
Pemex Finance, Ltd.
9.03%, due 02/15/2011	150	157
Diversified Telecommunication Services (1.0%)
AT&T, Inc.
4.13%, due 09/15/2009	230	228
Telefonica Europe BV
7.75%, due 09/15/2010	230	235
Verizon Global Funding Corp.
7.25%, due 12/01/2010	260	271
Electric Utilities (1.0%)
Pacific Gas & Electric Co.
5.63%, due 11/30/2017	275	260
Sempra Energy
7.95%, due 03/01/2010	300	309
Southern California Edison Co.
5.95%, due 02/01/2038	133	121
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	160	147
Food & Staples Retailing (0.5%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	125	123
Wal-Mart Stores, Inc.
6.50%, due 08/15/2037	240	225
Food Products (1.0%)
Archer-Daniels-Midland Co.
5.38%, due 09/15/2035	175	137
Cargill, Inc.
5.00%, due 11/15/2013 -144A	290	277
General Mills, Inc.
2.92%, due 01/22/2010 *	239	236
Michael Foods, Inc.
8.00%, due 11/15/2013	100	97
Hotels, Restaurants & Leisure (0.5%)
Las Vegas Sands Corp.
6.38%, due 02/15/2015	100	76
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	176	171
Wyndham Worldwide Corp.
6.00%, due 12/01/2016	85	73
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	125	125
Independent Power Producers & Energy Traders (0.4%)
Empresa Nacional de Electricidad SA
8.50%, due 04/01/2009	250	253
Industrial Conglomerates (0.3%)
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 -144A	240	239
Insurance (0.8%)
Genworth Financial, Inc.
5.23%, due 05/16/2009	250	212
Hartford Financial Services Group, Inc.
7.90%, due 06/15/2010	275	284
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ¡ Ž	140	106
IT Services (0.3%)
Aramark Corp.
8.50%, due 02/01/2015	110	103
Western Union Co.
5.40%, due 11/17/2011	110	111
Machinery (0.3%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	199	191
Media (0.6%)
Comcast Corp.
7.05%, due 03/15/2033	110	99
News America Holdings, Inc.
7.75%, due 12/01/2045	100	94
Time Warner Cable, Inc.
6.75%, due 07/01/2018	235	219
Metals & Mining (0.3%)
Arcelormittal
5.38%, due 06/01/2013 -144A	225	213
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	150	125
Target Corp.
7.00%, due 01/15/2038	124	117
Oil, Gas & Consumable Fuels (2.7%)
Conoco Funding Co.
6.35%, due 10/15/2011	220	228
Enterprise Products Operating, LP
7.50%, due 02/01/2011	260	268
Husky Energy, Inc.
6.80%, due 09/15/2037	180	149
Kinder Morgan Energy Partners, LP
7.50%, due 11/01/2010	235	243
Petrobras International Finance Co.
5.88%, due 03/01/2018	160	145
PetroHawk Energy Corp.
9.13%, due 07/15/2013	100	94
Teppco Partners, LP
7.00%, due 06/01/2067 ¡	115	97
Valero Energy Corp.
3.50%, due 04/01/2009	385	382
Valero Logistics Operations, LP
6.88%, due 07/15/2012	200	201
Weatherford International, Inc.
6.63%, due 11/15/2011	170	174
Pharmaceuticals (0.3%)
Allergan, Inc.
5.75%, due 04/01/2016	235	226
Real Estate Investment Trusts (1.4%)
BRE Properties, Inc.
5.75%, due 09/01/2009	380	374
Hospitality Properties Trust
6.75%, due 02/15/2013	261	238

2

	Principal	Value
Real Estate Investment Trusts (continued)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	$355	$350
Weingarten Realty Investors
5.26%, due 05/15/2012	130	128
Real Estate Management & Development (0.3%)
Post Apartment Homes, LP
6.30%, due 06/01/2013	213	207
Road & Rail (0.6%)
Erac USA Finance Co.
6.38%, due 10/15/2017 -144A	170	135
Hertz Corp.
8.88%, due 01/01/2014	125	108
Union Pacific Corp.
5.70%, due 08/15/2018	175	163
Specialty Retail (0.1%)
Lowe’s Cos., Inc.
6.65%, due 09/15/2037	100	96
Wireless Telecommunication Services (0.4%)
Vodafone Group PLC
7.75%, due 02/15/2010	270	278
Total Corporate Debt Securities (cost $16,161)		15,248

	Shares
COMMON STOCKS (64.0%)
Aerospace & Defense (1.2%)
Boeing Co.	15,000	860
Air Freight & Logistics (1.7%)
Expeditors International of Washington, Inc.	35,000	1,219
Auto Components (3.4%)
BorgWarner, Inc.	28,000	918
Johnson Controls, Inc.	50,000	1,516
Automobiles (0.8%)
Daimler AG	12,000	606
Biotechnology (1.8%)
Gilead Sciences, Inc. ‡	28,000	1,276
Capital Markets (6.8%)
BlackRock, Inc.	5,500	1,069
Charles Schwab Corp.	75,000	1,950
Merrill Lynch & Co., Inc.	36,000	911
T. Rowe Price Group, Inc.	18,000	967
Chemicals (1.6%)
Sigma-Aldrich Corp.	22,000	1,153
Communications Equipment (3.0%)
Qualcomm, Inc.	35,000	1,504
Research In Motion, Ltd. ‡	10,000	683
Computers & Peripherals (2.5%)
Apple, Inc. ‡	16,000	1,819
Construction & Engineering (3.1%)
Jacobs Engineering Group, Inc. ‡	41,000	2,227
Consumer Finance (1.4%)
American Express Co.	28,000	992
Diversified Financial Services (1.7%)
CME Group, Inc.	3,200	1,189
Diversified Telecommunication Services (2.0%)
Verizon Communications, Inc.	45,000	1,444
Electronic Equipment & Instruments (2.5%)
Tyco Electronics, Ltd.	65,000	1,798
Energy Equipment & Services (1.1%)
Schlumberger, Ltd.	10,000	781
Food & Staples Retailing (1.7%)
Costco Wholesale Corp.	19,000	1,234
Health Care Equipment & Supplies (3.1%)
Becton Dickinson & Co.	14,000	1,124
Varian Medical Systems, Inc. ‡	19,000	1,085
Industrial Conglomerates (1.1%)
General Electric Co.	30,000	765
Internet & Catalog Retail (1.5%)
Amazon.com, Inc. ‡	15,000	1,091
Internet Software & Services (2.0%)
Google, Inc. ‡	3,500	1,402
Machinery (6.8%)
Caterpillar, Inc.	24,000	1,430
Kennametal, Inc.	60,000	1,627
PACCAR, Inc.	50,000	1,910
Multiline Retail (1.2%)
Nordstrom, Inc.	30,000	865
Oil, Gas & Consumable Fuels (1.2%)
Anadarko Petroleum Corp.	17,000	825
Pharmaceuticals (1.1%)
Allergan, Inc.	15,000	772
Road & Rail (2.0%)
Burlington Northern Santa Fe Corp.	15,500	1,433
Semiconductors & Semiconductor Equipment (1.6%)
Intel Corp.	60,000	1,124
Software (3.5%)
Adobe Systems, Inc. ‡	40,000	1,579
Salesforce.com, Inc. ‡	19,998	968
Trading Companies & Distributors (2.7%)
WW Grainger, Inc.	22,000	1,913
Total Common Stocks (cost $48,465)		46,029

	Principal
REPURCHASE AGREEMENT (0.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $669 on 10/01/2008 à •	$669	669
Total Repurchase Agreement (cost $669)		669

Total Investment Securities (cost $74,576) #		$71,048

3

NOTES TO SCHEDULE OF INVESTMENTS:

Ž	The security has a perpetual maturity. The date shown is the next call date.
*	Floating or variable rate note. Rate is listed as of 09/30/2008.
‡	Non-income producing security.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $683.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $74,576. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,983 and $8,511, respectively. Net unrealized depreciation for tax purposes is $3,528.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $3,390, or 4.72% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company
TIPS	Treasury Inflated-Protected Securities

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

4

Transamerica BlackRock Large Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.8%)
Aerospace & Defense (5.5%)
General Dynamics Corp.	161,000	$11,853
L-3 Communications Corp.	5,000	492
Lockheed Martin Corp.	77,000	8,444
Northrop Grumman Corp.	186,000	11,260
Raytheon Co.	151,000	8,080
United Technologies Corp.	165,000	9,910
Auto Components (0.2%)
Autoliv, Inc.	61,000	2,059
Biotechnology (2.8%)
Amgen, Inc. ‡	327,000	19,381
Biogen IDEC, Inc. ‡	130,000	6,538
Capital Markets (0.7%)
Ameriprise Financial, Inc.	9,000	344
Goldman Sachs Group, Inc.	45,000	5,760
Chemicals (0.4%)
Mosaic Co.	59,000	4,013
Commercial Banks (0.6%)
Webster Financial Corp.	168,000	4,242
Wells Fargo & Co.	24,000	901
Commercial Services & Supplies (1.1%)
Waste Management, Inc.	329,000	10,360
Computers & Peripherals (1.9%)
Hewlett-Packard Co.	168,000	7,768
International Business Machines Corp.	70,000	8,187
QLogic Corp. ‡	68,000	1,045
Consumer Finance (1.3%)
Capital One Financial Corp.	229,000	11,679
Diversified Financial Services (1.8%)
Bank of America Corp.	267,000	9,345
JPMorgan Chase & Co.	149,000	6,958
Diversified Telecommunication Services (0.9%)
AT&T, Inc.	300,000	8,376
Electrical Equipment (0.7%)
Emerson Electric Co.	142,000	5,792
Hubbell, Inc. -Class B	29,000	1,017
Electronic Equipment & Instruments (0.8%)
Agilent Technologies, Inc. ‡	232,000	6,881
Energy Equipment & Services (1.4%)
Ensco International, Inc.	119,000	6,858
Tidewater, Inc.	107,000	5,923
Food & Staples Retailing (3.0%)
CVS Caremark Corp.	143,000	4,813
Kroger Co.	335,000	9,206
Wal-Mart Stores, Inc.	230,000	13,775
Food Products (2.4%)
General Mills, Inc.	192,000	13,194
HJ Heinz Co.	171,000	8,545
Health Care Providers & Services (5.7%)
Aetna, Inc.	238,000	8,594
AmerisourceBergen Corp. -Class A	181,000	6,815
Cardinal Health, Inc.	35,000	1,725
Cigna Corp.	120,000	4,077
McKesson Corp.	179,000	9,632
Medco Health Solutions, Inc. ‡	162,000	7,290
Quest Diagnostics, Inc.	26,000	1,343
WellPoint, Inc. ‡	271,000	12,675
Hotels, Restaurants & Leisure (1.1%)
McDonald’s Corp.	170,000	10,489
Household Durables (1.9%)
Pulte Homes, Inc.	594,000	8,298
Toll Brothers, Inc. ‡	372,000	9,386
Household Products (0.3%)
Procter & Gamble Co.	37,000	2,579
Independent Power Producers & Energy Traders (1.0%)
NRG Energy, Inc. ‡	372,000	9,207
Industrial Conglomerates (2.2%)
General Electric Co.	805,000	20,528
Insurance (11.4%)
ACE, Ltd.	146,000	7,903
Allstate Corp.	300,000	13,836
Arch Capital Group, Ltd. ‡	41,000	2,994
Axis Capital Holdings, Ltd.	102,000	3,235
Chubb Corp.	228,000	12,517
Hartford Financial Services Group, Inc.	91,000	3,730
HCC Insurance Holdings, Inc.	47,000	1,269
Marsh & McLennan Cos., Inc.	366,000	11,624
MetLife, Inc.	239,000	13,384
Progressive Corp.	566,000	9,848
Reinsurance Group of America, Inc. -Class A	84,000	4,536
Torchmark Corp.	89,000	5,322
Travelers Cos., Inc.	282,000	12,747
Unum Group	111,000	2,786
W.R. Berkley Corp.	40,000	942
Leisure Equipment & Products (0.5%)
Hasbro, Inc.	140,000	4,861
Machinery (0.5%)
AGCO Corp. ‡	80,000	3,409
Crane Co.	32,000	951
Media (1.4%)
Walt Disney Co.	415,000	12,736
Metals & Mining (1.6%)
Freeport-McMoRan Copper & Gold, Inc.	151,000	8,584
U.S. Steel Corp.	75,000	5,821
Multiline Retail (0.1%)
Dollar Tree, Inc. ‡	31,000	1,127
Office Electronics (0.5%)
Xerox Corp.	355,000	4,093
Oil, Gas & Consumable Fuels (21.9%)
Anadarko Petroleum Corp.	202,000	9,799
Apache Corp.	135,000	14,078
Chevron Corp.	434,000	35,796
ConocoPhillips	366,000	26,809
Devon Energy Corp.	160,000	14,592
Exxon Mobil Corp.	785,000	60,963
Hess Corp.	73,000	5,992
Marathon Oil Corp.	297,000	11,841
Noble Energy, Inc.	113,000	6,282
Occidental Petroleum Corp.	100,000	7,045
Overseas Shipholding Group, Inc.	54,000	3,149
Sunoco, Inc.	53,000	1,886
Valero Energy Corp.	142,000	4,303

1

	Shares	Value
Pharmaceuticals (9.2%)
Eli Lilly & Co.	337,000	$14,838
Johnson & Johnson	456,000	31,592
Merck & Co., Inc.	287,000	9,058
Pfizer, Inc.	1,557,000	28,711
Road & Rail (1.0%)
CSX Corp.	142,000	7,749
Ryder System, Inc.	16,000	992
Semiconductors & Semiconductor Equipment (3.4%)
Intel Corp.	619,000	11,594
Intersil Corp. -Class A	369,000	6,118
KLA-Tencor Corp.	220,000	6,963
Novellus Systems, Inc. ‡	330,000	6,481
Software (3.9%)
BMC Software, Inc. ‡	247,000	7,071
CA, Inc.	132,000	2,635
Compuware Corp. ‡	863,000	8,362
McAfee, Inc. ‡	159,000	5,400
Symantec Corp. ‡	612,000	11,983
Specialty Retail (2.0%)
Gap, Inc.	537,000	9,548
RadioShack Corp.	508,000	8,778
Thrifts & Mortgage Finance (1.7%)
Hudson City Bancorp, Inc.	541,000	9,981
New York Community Bancorp, Inc.	316,000	5,306
Total Common Stocks (cost $933,872)		889,587

INVESTMENT COMPANY (0.0%)
Capital Markets (0.0%)
Merrill Lynch Money Market Mutual Fund, 2.49% 	258,314	258
Total Investment Company (cost $258)		258

Total Investment Securities (cost $934,130) #		$889,845

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $934,130. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $60,887 and $105,172, respectively. Net unrealized depreciation for tax purposes is $44,285.

2

Transamerica Capital Guardian Global VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.7%)
Australia (2.5%)
Amcor, Ltd.	68,300	$291
Arrow Energy, Ltd. ‡	97,647	224
Billabong International, Ltd.	26,600	297
Coca-Cola Amatil, Ltd.	50,587	330
Macquarie Group, Ltd.	3,643	112
Newcrest Mining, Ltd.	27,895	609
QBE Insurance Group, Ltd.	16,204	349
Telstra Corp., Ltd.	109,000	366
Woodside Petroleum, Ltd.	5,600	226
Woolworths, Ltd.	23,538	519
Austria (0.1%)
Raiffeisen International Bank Holding AG	2,433	176
Belgium (0.0%)
Fortis ‡	7,400	♦
Bermuda (0.7%)
LI & Fung, Ltd.	92,000	225
SeaDrill, Ltd.	17,800	362
Tyco International, Ltd.	5,700	200
Weatherford International, Ltd. ‡	4,900	123
Brazil (0.4%)
Cia Vale do Rio Doce -Class B ADR	7,100	126
Petroleo Brasileiro SA ADR	7,900	347
Canada (6.3%)
Barrick Gold Corp.	33,300	1,223
Cameco Corp.	22,200	481
Canadian Natural Resources, Ltd.	16,200	1,111
EnCana Corp.	4,000	255
Gildan Activewear, Inc. ‡	4,400	98
Inmet Mining Corp.	5,000	233
Ivanhoe Mines, Ltd. ‡	41,000	248
Methanex Corp.	9,973	195
Potash Corp. of Saskatchewan	20,600	2,671
Power Corp. of Canada	8,200	240
Royal Bank of Canada	6,400	304
Shoppers Drug Mart Corp.	4,900	236
Suncor Energy, Inc.	29,000	1,199
Cayman Islands (0.2%)
Alibaba.Com, Ltd. ‡	2,000	2
Transocean, Inc.	2,658	292
Egypt (0.1%)
Orascom Construction Industries GDR	1,000	103
France (6.7%)
Accor SA	4,100	219
AXA SA	23,790	779
BNP Paribas	12,730	1,215
Bouygues	21,148	958
Dassault Systemes SA	3,100	166
Groupe Danone	11,100	787
Lafarge SA	2,500	263
L’Oreal SA	13,700	1,344
Michelin -Class B	3,800	243
Pernod-Ricard SA	6,000	529
Rhodia SA	11,700	178
Schneider Electric SA	2,500	215
Societe Generale	2,750	247
Total SA	8,900	541
Vallourec	3,432	741
Veolia Environnement	16,338	672
Germany (1.8%)
Allianz SE	5,900	809
Bayer AG	5,800	425
Daimler AG	600	30
HYPO Real Estate Holding AG	12,196	72
Muenchener Rueckversicherungs AG	1,564	236
SAP AG ADR	3,500	187
SAP AG	11,600	618
Hong Kong (0.2%)
Link REIT	140,000	289
Indonesia (0.1%)
Telekomunikasi Indonesia TBK PT ADR	4,000	119
Ireland (0.8%)
CRH PLC	16,000	339
CRH PLC	17,100	365
Irish Life & Permanent PLC	21,200	149
Ryanair Holdings PLC ADR ‡	10,400	233
Israel (0.5%)
Teva Pharmaceutical Industries, Ltd. ADR	13,714	628
Japan (12.6%)
AEON Co., Ltd.	29,400	291
Bank of Yokohama, Ltd.	59,000	292
Canon, Inc.	7,200	273
Chiyoda Corp.	33,000	235
Citizen Holdings Co., Ltd.	39,000	265
Elpida Memory, Inc. ‡	6,400	115
Fanuc, Ltd.	10,000	752
Honda Motor Co., Ltd.	18,500	561
Hoya Corp.	20,300	403
Japan Tobacco, Inc.	62	230
JGC Corp.	27,000	433
Keyence Corp.	2,100	411
Mitsubishi Estate Co., Ltd.	14,000	276
Mizuho Financial Group, Inc.	64	280
Murata Manufacturing Co., Ltd.	4,900	198
Nintendo Co., Ltd.	3,100	1,315
Nippon Sheet Glass Co., Ltd.	50,000	259
Nomura Holdings, Inc.	93,200	1,216
NTT DoCoMo, Inc.	266	426
Oracle Corp.	4,700	214
ORIX Corp.	8,260	1,034
Panasonic Corp.	16,000	270
Shimamura Co., Ltd.	3,500	230
SMC Corp.	5,600	583
Softbank Corp.	85,400	1,113
Sumitomo Chemical Co., Ltd.	37,000	163
Sumitomo Corp.	23,000	214
Sumitomo Metal Industries, Ltd.	62,000	192
Sumitomo Mitsui Financial Group, Inc.	74	464

1

	Shares	Value
Japan (continued)
Sumitomo Realty & Development Co., Ltd.	17,000	$370
Suzuki Motor Corp.	22,100	410
TDK Corp.	4,100	205
Tokio Marine Holdings, Inc.	13,800	507
Tokyo Electron, Ltd.	6,100	276
Tokyu Corp.	66,000	309
Toshiba Corp.	43,000	188
Trend Micro, Inc.	23,000	872
Yahoo! Japan Corp.	632	200
Yamada Denki Co., Ltd.	7,930	601
Yamato Holdings Co., Ltd.	28,000	314
Korea, Republic of (0.8%)
Samsung Electronics Co., Ltd.	2,451	1,123
Mexico (1.6%)
America Movil SAB de CV ADR	14,915	691
Telefonos de Mexico SAB de CV- Class L ADR	27,800	716
Telmex Internacional SAB de CV ADR	15,000	195
Wal-Mart de Mexico SAB de CV - Series V	168,800	591
Netherlands (2.4%)
ASML Holding NV	10,577	185
ING Groep NV	40,410	866
Koninklijke Ahold NV	81,700	944
Koninklijke KPN NV	43,300	625
Unilever NV	21,800	614
Netherlands Antilles (1.5%)
Schlumberger, Ltd.	25,200	1,968
Norway (0.4%)
Telenor ASA	40,500	504
Papua New Guinea (0.2%)
Oil Search, Ltd.	64,000	283
Russian Federation (0.1%)
Severstal GDR Reg S	17,200	179
South Africa (0.3%)
Sasol, Ltd.	9,000	384
Spain (0.8%)
Banco Bilbao Vizcaya Argentaria SA	49,400	799
Inditex SA	5,700	241
Sweden (1.0%)
Telefonaktiebolaget LM Ericsson -Class B	113,800	1,081
Telefonaktiebolaget LM Ericsson ADR	3,400	32
TeliaSonera AB	35,500	202
Switzerland (4.5%)
ACE, Ltd.	2,600	141
Compagnie Financiere Richemont SA-Class A	5,038	223
Givaudan SA	368	305
Holcim, Ltd.	14,672	1,057
Nestle SA	19,310	835
Novartis AG	5,669	298
Roche Holding AG	16,514	2,585
Swiss Reinsurance	5,136	285
Swisscom AG	987	294
UBS AG	5,721	98
Taiwan (0.8%)
HON HAI Precision Industry Co., Ltd. GDR	34,500	254
Htc Corp. GDR Reg S	2,223	134
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	77,513	726
United Kingdom (8.1%)
Arm Holdings PLC	7,700	13
AstraZeneca PLC ADR	9,200	404
BAE Systems PLC	178,600	1,317
BHP Billiton, Ltd.	14,147	320
British American Tobacco PLC	8,000	261
HSBC Holdings PLC	17,100	277
Imperial Tobacco Group PLC	11,100	356
Rio Tinto PLC	6,000	377
Royal Bank of Scotland PLC	82,355	266
Royal Dutch Shell PLC -Class A	81,368	2,397
Sabmiller PLC	106,500	2,079
Scottish & Southern Energy PLC	20,500	522
Smith & Nephew PLC	17,700	187
Smiths Group PLC	10,500	189
Tesco PLC	213,700	1,486
Vodafone Group PLC	232,082	513
United States (43.3%)
Abbott Laboratories	23,300	1,342
Aflac, Inc.	14,000	823
Agilent Technologies, Inc. ‡	11,000	326
Air Products & Chemicals, Inc.	3,000	205
Allegheny Technologies, Inc.	8,400	248
Allergan, Inc.	7,800	402
Altera Corp.	12,200	252
Altria Group, Inc.	14,900	296
American Tower Corp. -Class A ‡	8,800	317
Apollo Group, Inc. -Class A ‡	1,000	59
Apple, Inc. ‡	5,050	574
Applied Materials, Inc.	119,359	1,806
AT&T, Inc.	38,400	1,072
Baker Hughes, Inc.	3,100	188
Bank of America Corp.	6,500	228
Baxter International, Inc.	31,100	2,041
Berkshire Hathaway, Inc. -Class A ‡	6	784
Best Buy Co., Inc.	18,200	683
BJ Services Co.	7,600	145
Brocade Communications Systems, Inc. ‡	110,600	644
Campbell Soup Co.	9,500	367
Capital One Financial Corp.	3,500	179
Celgene Corp. ‡	10,900	690
Cisco Systems, Inc. ‡	53,000	1,196
Cleveland-Cliffs, Inc.	8,000	424
Coca-Cola Co.	7,100	375
Comcast Corp. -Class A	13,650	268
ConocoPhillips	7,000	513
Corning, Inc.	8,900	139
Costco Wholesale Corp.	6,000	390
Danaher Corp.	6,100	423
Dell, Inc. ‡	11,000	181

2

	Shares	Value
United States (continued)
Delta Petroleum Corp. ‡	12,900	$175
eBay, Inc. ‡	27,100	607
Edison International	5,600	223
Energizer Holdings, Inc. ‡	4,300	346
Exxon Mobil Corp.	6,700	520
FedEx Corp.	5,000	395
Fluor Corp.	16,400	913
Ford Motor Co. ‡	74,500	387
Forest Laboratories, Inc. ‡	3,600	102
Freeport-McMoRan Copper & Gold, Inc.	3,000	171
Genentech, Inc. ‡	36,500	3,237
General Electric Co.	30,600	780
General Mills, Inc.	5,400	371
Goldman Sachs Group, Inc.	19,300	2,470
Google, Inc. -Class A ‡	3,700	1,482
Hanesbrands, Inc. ‡	22,625	492
Hewlett-Packard Co.	6,500	301
Home Depot, Inc.	8,100	210
Hudson City Bancorp, Inc.	40,900	755
Illinois Tool Works, Inc.	24,700	1,098
ImClone Systems, Inc. ‡	13,500	843
Jabil Circuit, Inc.	22,400	214
JPMorgan Chase & Co.	55,088	2,573
KLA-Tencor Corp.	31,500	997
Kraft Foods, Inc. -Class A	32,800	1,074
LAM Research Corp. ‡	9,600	302
Las Vegas Sands Corp. ‡	7,900	285
Lowe’s Companies, Inc.	12,000	284
Medtronic, Inc.	20,400	1,022
Micron Technology, Inc. ‡	77,600	314
Microsoft Corp.	46,300	1,236
Monsanto Co.	3,600	356
MSCI, Inc. -Class A ‡	17,700	425
News Corp. -Class A	51,513	618
Nordstrom, Inc.	11,000	317
Omnicom Group, Inc.	5,600	216
Paychex, Inc.	24,700	816
PepsiCo, Inc.	13,600	969
Polycom, Inc. ‡	17,400	402
Progressive Corp.	22,900	398
Qualcomm, Inc.	15,500	666
SanDisk Corp. ‡	57,600	1,126
Sara Lee Corp.	24,200	306
Sepracor, Inc. ‡	15,700	287
Southern Co.	5,400	204
Sunpower Corp. -Class A ‡	3,100	220
SunTrust Banks, Inc.	5,400	243
Target Corp.	33,400	1,638
Time Warner Cable, Inc. -Class A ‡	14,600	353
Time Warner Telecom, Inc. -Class A ‡	16,600	172
Time Warner, Inc.	77,350	1,014
United Parcel Service, Inc. -Class B	17,200	1,082
United Technologies Corp.	4,000	240
UnitedHealth Group, Inc.	17,900	454
Visa, Inc. -Class A	2,800	172
Vulcan Materials Co.	3,800	283
Walgreen Co.	10,700	331
Walt Disney Co.	33,900	1,040
Wells Fargo & Co.	48,900	1,835
Wyeth	6,900	255
Yahoo!, Inc. ‡	12,100	209
Total Common Stocks (cost $146,578)		133,157

	Principal
REPURCHASE AGREEMENT (0.8%)
United States (0.8%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $1,012 on 10/01/2008 à •	$1,012	1,012
Total Repurchase Agreement (cost $1,012)		1,012

Total Investment Securities (cost $147,590) #		$134,169

3

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	(2,221)	11/05/2008	$(2,134)	$42
Canadian Dollar	2,221	11/05/2008	2,080	12
Canadian Dollar	(1,447)	10/24/2008	(1,395)	32
Euro	(895)	11/13/2008	(1,324)	63
Euro	2	11/28/2008	2	♦
Euro	80	12/17/2008	111	1
Euro	895	11/13/2008	1,294	(32)
Euro	944	10/24/2008	1,395	(65)
Euro	19	10/03/2008	27	(1)
Japanese Yen	(313,470)	12/04/2008	(3,027)	49
Japanese Yen	(112,694)	10/17/2008	(1,078)	14
Japanese Yen	112,694	10/17/2008	1,054	10
Japanese Yen	313,470	12/04/2008	2,933	46
Japanese Yen	(146,085)	11/19/2008	(1,331)	(55)
Japanese Yen	146,085	11/19/2008	1,377	8
			$(16)	$124

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)
Canadian Dollar	548	Euro	363	10/03/2008	$5
Euro	2,026	Japanese Yen	331,039	12/17/2008	(296)
Euro	344	Canadian Dollar	548	10/03/2008	(31)
Euro	23	Japanese Yen	3,698	11/28/2008	(2)
Japanese Yen	3,698	Euro	25	11/28/2008	♦
Japanese Yen	126,125	Euro	843	12/17/2008	12
					$(312)

4

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Oil, Gas & Consumable Fuels	6.4%	$8,657
Pharmaceuticals	5.0%	6,728
Commercial Banks	4.8%	6,469
Semiconductors & Semiconductor Equipment	4.6%	6,111
Insurance	4.1%	5,499
Diversified Financial Services	3.8%	5,126
Food & Staples Retailing	3.6%	4,788
Biotechnology	3.6%	4,770
Software	3.4%	4,607
Food Products	3.2%	4,353
Metals & Mining	3.2%	4,350
Beverages	3.2%	4,282
Diversified Telecommunication Services	3.2%	4,266
Communications Equipment	3.1%	4,160
Chemicals	3.0%	4,074
Capital Markets	2.9%	3,897
Machinery	2.7%	3,598
Media	2.6%	3,509
Health Care Equipment & Supplies	2.4%	3,250
Energy Equipment & Services	2.3%	3,078
Wireless Telecommunication Services	2.3%	3,059
Construction & Engineering	2.0%	2,642
Computers & Peripherals	1.9%	2,504
Internet Software & Services	1.9%	2,500
Construction Materials	1.7%	2,307
Electronic Equipment & Instruments	1.7%	2,275
Specialty Retail	1.7%	2,248
Multiline Retail	1.5%	1,955
Air Freight & Logistics	1.3%	1,791
Aerospace & Defense	1.2%	1,557
Automobiles	1.0%	1,388
Personal Products	1.0%	1,344
Industrial Conglomerates	0.9%	1,169
Tobacco	0.9%	1,143
Textiles, Apparel & Luxury Goods	0.8%	1,109
IT Services	0.7%	988
Electric Utilities	0.7%	949
Thrifts & Mortgage Finance	0.6%	755
Multi-Utilities	0.5%	672
Real Estate Management & Development	0.5%	646
Hotels, Restaurants & Leisure	0.4%	504
Health Care Providers & Services	0.3%	454
Trading Companies & Distributors	0.3%	440
Electrical Equipment	0.3%	435
Household Products	0.3%	346
Road & Rail	0.2%	309
Real Estate Investment Trusts	0.2%	289
Containers & Packaging	0.2%	291
Household Durables	0.2%	270
Office Electronics	0.2%	273
Building Products	0.2%	259
Auto Components	0.2%	243
Airlines	0.2%	233
Consumer Finance	0.1%	179
Diversified Consumer Services	0.0%	59
Investment Securities, at Value	99.2%	133,157
Short-Term Investments	0.8%	1,012
Total Investments	100.0%	$134,169

5

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $1,035.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $147,590. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,982 and $24,403, respectively. Net unrealized depreciation for tax purposes is $13,421.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

6

Transamerica Capital Guardian U.S. Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.4%)
Commercial Banks (0.1%)
Fifth Third Bancorp, 8.50% 	1,700	$165
Consumer Finance (0.1%)
SLM Corp., 7.25% 	180	113
Pharmaceuticals (0.2%)
Schering-Plough Corp., 6.00% 	1,800	308
Total Convertible Preferred Stocks (cost $800)		586

COMMON STOCKS (96.5%)
Aerospace & Defense (0.6%)
United Technologies Corp.	13,600	817
Air Freight & Logistics (2.9%)
FedEx Corp.	10,200	806
United Parcel Service, Inc. -Class B	50,300	3,164
Airlines (0.5%)
Southwest Airlines Co.	46,500	675
Auto Components (0.5%)
Johnson Controls, Inc.	20,400	619
Automobiles (0.8%)
Ford Motor Co. ‡	59,700	310
General Motors Corp. ^	19,000	180
Honda Motor Co., Ltd., ADR	20,200	608
Beverages (2.5%)
Coca-Cola Co.	14,300	756
PepsiCo, Inc.	37,800	2,694
Biotechnology (5.5%)
BioMarin Pharmaceutical, Inc. ‡	11,100	294
Celgene Corp. ‡	28,500	1,803
Genentech, Inc. ‡	40,200	3,565
Gilead Sciences, Inc. ‡	6,900	315
ImClone Systems, Inc. ‡	25,500	1,592
Capital Markets (2.4%)
Goldman Sachs Group, Inc.	25,700	3,290
Chemicals (1.2%)
Monsanto Co.	8,400	831
Potash Corp. of Saskatchewan	6,300	832
Commercial Banks (3.7%)
Fifth Third Bancorp	17,000	202
SunTrust Banks, Inc.	5,700	257
Wells Fargo & Co.	122,100	4,582
Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc. ‡	18,100	270
Communications Equipment (3.9%)
Brocade Communications Systems, Inc. ‡	132,600	772
Cisco Systems, Inc. ‡	102,800	2,319
Corning, Inc.	11,100	174
Polycom, Inc. ‡	21,500	497
Qualcomm, Inc.	36,900	1,585
Computers & Peripherals (3.4%)
Apple, Inc. ‡	10,000	1,137
Dell, Inc. ‡	48,000	791
International Business Machines Corp.	4,500	526
Netapp, Inc. ‡	21,300	388
SanDisk Corp. ‡	68,100	1,331
Seagate Technology, Inc.	19,200	233
Sun Microsystems, Inc. ‡	25,000	190
Construction & Engineering (0.7%)
Fluor Corp.	17,600	980
Construction Materials (0.2%)
Vulcan Materials Co.	4,200	313
Diversified Consumer Services (0.2%)
Apollo Group, Inc. -Class A ‡	5,000	297
Diversified Financial Services (4.1%)
Bank of America Corp.	5,400	189
JPMorgan Chase & Co.	115,004	5,371
Diversified Telecommunication Services (1.9%)
AT&T, Inc.	45,300	1,265
Level 3 Communications, Inc. ‡	222,400	600
Time Warner Telecom, Inc. -Class A ‡	68,500	712
Electric Utilities (0.8%)
Allegheny Energy, Inc.	8,400	309
Edison International	11,100	443
Pinnacle West Capital Corp.	10,100	347
Electrical Equipment (0.5%)
Emerson Electric Co.	10,200	416
Sunpower Corp. -Class A ‡	4,100	291
Electronic Equipment & Instruments (1.3%)
Agilent Technologies, Inc. ‡	25,400	753
Flextronics International, Ltd. ‡	42,800	303
Jabil Circuit, Inc.	78,100	745
Energy Equipment & Services (2.1%)
Baker Hughes, Inc.	7,500	454
BJ Services Co.	18,000	344
Schlumberger, Ltd.	19,500	1,523
Weatherford International, Ltd. ‡	23,100	581
Food & Staples Retailing (0.3%)
Walgreen Co.	11,300	350
Food Products (3.8%)
Campbell Soup Co.	6,700	259
General Mills, Inc.	5,200	357
Kraft Foods, Inc. -Class A	75,150	2,461
Sara Lee Corp.	122,800	1,551
Unilever NV	18,000	507
Health Care Equipment & Supplies (3.3%)
Baxter International, Inc.	49,600	3,255
Medtronic, Inc.	25,300	1,268
Health Care Providers & Services (2.3%)
Aetna, Inc.	9,000	325
Cardinal Health, Inc.	6,100	301
DaVita, Inc. ‡	19,400	1,106
Health Net, Inc. ‡	6,000	141
UnitedHealth Group, Inc.	48,600	1,234
Health Care Technology (0.4%)
Cerner Corp. ‡ ^	12,200	545
Hotels, Restaurants & Leisure (0.8%)
Carnival Corp.	12,200	431
Las Vegas Sands Corp. ‡	12,500	451
Wynn Resorts, Ltd.	2,800	229
Household Durables (0.5%)
Jarden Corp. ‡	11,200	263
Leggett & Platt, Inc.	16,000	348
Household Products (0.6%)
Energizer Holdings, Inc. ‡	6,300	508
Kimberly-Clark Corp.	5,000	324
Independent Power Producers & Energy Traders (0.2%)
AES Corp. ‡	20,400	238
Industrial Conglomerates (2.4%)
General Electric Co.	118,900	3,032
Tyco International, Ltd.	7,400	259

1

	Shares	Value
Insurance (2.3%)
ACE, Ltd.	2,100	$114
Aflac, Inc.	13,900	817
AMBAC Financial Group, Inc.	36,300	85
Berkshire Hathaway, Inc. -Class A ‡	5	653
Progressive Corp.	29,400	511
XL Capital, Ltd. -Class A	54,600	979
Internet Software & Services (3.8%)
eBay, Inc. ‡	26,400	591
Google, Inc. -Class A ‡	9,700	3,885
Yahoo!, Inc. ‡	39,600	685
IT Services (1.6%)
Affiliated Computer Services, Inc. -Class A ‡	5,600	283
Cognizant Technology Solutions Corp. -Class A ‡	15,100	345
Paychex, Inc.	30,900	1,021
Verifone Holdings, Inc. ‡	31,000	513
Machinery (1.0%)
Danaher Corp.	7,600	527
Illinois Tool Works, Inc.	20,200	898
Media (3.3%)
CBS Corp. -Class B	24,900	363
Comcast Corp. -Class A	16,850	331
Gannett Co., Inc.	36,400	615
Omnicom Group, Inc.	18,800	725
Time Warner Cable, Inc. -Class A ‡	18,800	455
Time Warner, Inc.	32,250	423
Viacom, Inc. -Class B ‡	14,050	349
Walt Disney Co.	39,500	1,212
Metals & Mining (1.9%)
Allegheny Technologies, Inc.	24,800	733
Barrick Gold Corp.	34,900	1,282
Cleveland-Cliffs, Inc.	5,600	297
Nucor Corp.	7,400	292
Multiline Retail (3.2%)
Nordstrom, Inc.	38,800	1,118
Target Corp.	65,200	3,198
Oil, Gas & Consumable Fuels (4.9%)
Anadarko Petroleum Corp.	9,100	442
Chevron Corp.	12,919	1,066
ConocoPhillips	16,900	1,238
EOG Resources, Inc.	5,400	483
Exxon Mobil Corp.	11,400	885
Marathon Oil Corp.	45,000	1,794
Royal Dutch Shell PLC -Class B, ADR	13,980	798
Personal Products (0.1%)
Bare Escentuals, Inc. ‡	14,800	161
Pharmaceuticals (6.7%)
Abbott Laboratories	27,000	1,555
Allergan, Inc.	24,900	1,282
AstraZeneca PLC, ADR	36,600	1,606
Bristol-Myers Squibb Co.	42,800	892
Forest Laboratories, Inc. ‡	25,800	730
Pfizer, Inc.	52,200	963
Sanofi-Aventis SA, ADR	23,800	782
Schering-Plough Corp.	2,700	50
Sepracor, Inc. ‡	27,200	498
Teva Pharmaceutical Industries, Ltd., ADR	6,400	293
Wyeth	12,700	469
Semiconductors & Semiconductor Equipment (3.3%)
Altera Corp.	20,600	426
Applied Materials, Inc.	119,500	1,808
Intel Corp.	16,500	309
KLA-Tencor Corp.	36,900	1,168
LAM Research Corp. ‡	7,100	224
Microchip Technology, Inc.	10,300	303
Micron Technology, Inc. ‡	69,500	281
Software (2.3%)
Adobe Systems, Inc. ‡	21,900	864
Microsoft Corp.	75,200	2,007
Oracle Corp. ‡	11,500	234
Specialty Retail (2.8%)
Best Buy Co., Inc.	48,400	1,815
Home Depot, Inc.	31,000	803
Lowe’s Cos., Inc.	28,600	678
Urban Outfitters, Inc. ‡	16,300	519
Textiles, Apparel & Luxury Goods (0.8%)
Hanesbrands, Inc. ‡	33,037	719
Phillips-Van Heusen Corp.	9,100	345
Thrifts & Mortgage Finance (1.3%)
Astoria Financial Corp.	10,200	211
Hudson City Bancorp, Inc.	84,000	1,550
Tobacco (1.8%)
Altria Group, Inc.	48,700	966
Philip Morris International, Inc.	31,500	1,515
Water Utilities (0.4%)
American Water Works Co., Inc.	23,800	512
Wireless Telecommunication Services (0.6%)
American Tower Corp. -Class A ‡	22,000	791
Total Common Stocks (cost $146,736)		131,719

	Principal
CONVERTIBLE BOND (0.3%)
Automobiles (0.3%)
Ford Motor Co.
4.25%, due 12/15/2036	$629	414
Total Convertible Bond (cost $633)		414

REPURCHASE AGREEMENT (2.2%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $3,023 on 10/1/2008 à •	3,023	3,023
Total Repurchase Agreement (cost $3,023)		3,023

	Shares
SECURITIES LENDING COLLATERAL (0.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	605,956	606
Total Securities Lending Collateral (cost $606)		606

Total Investment Securities (cost $151,798) #		$136,348

2

NOTES TO SCHEDULE OF INVESTMENTS:

	Interest rate shown reflects the yield at 09/30/2008.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $582.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%,a maturity date of 1/23/2009, and with a market value plus accrued interest of $3,085.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $151,798. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,887 and $27,337, respectively. Net unrealized depreciation for tax purposes is $15,450.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

3

Transamerica Capital Guardian Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (1.0%)
Commercial Banks (0.3%)
Fifth Third Bancorp, 8.50% 	13,200	$1,282
Pharmaceuticals (0.7%)
Schering-Plough Corp., 6.00% 	16,600	2,843
Total Convertible Preferred Stocks (cost $4,186)		4,125

PREFERRED STOCK (0.1%)
Commercial Banks (0.1%)
Wachovia Corp., 7.50% 	628	242
Total Preferred Stock (cost $494)		242

COMMON STOCKS (94.8%)
Aerospace & Defense (0.6%)
United Technologies Corp.	42,200	2,535
Air Freight & Logistics (0.8%)
FedEx Corp.	40,400	3,193
Airlines (0.9%)
Southwest Airlines Co.	244,000	3,540
Auto Components (1.1%)
Johnson Controls, Inc.	143,800	4,361
Automobiles (1.3%)
General Motors Corp. ^	101,900	963
Harley-Davidson, Inc.	117,900	4,398
Beverages (0.7%)
Coca-Cola Co.	52,900	2,797
Capital Markets (4.5%)
American Capital, Ltd. ^	169,200	4,316
Goldman Sachs Group, Inc.	108,400	13,875
Commercial Banks (6.9%)
East-West Bancorp, Inc.	89,600	1,228
Fifth Third Bancorp	102,900	1,225
SunTrust Banks, Inc.	176,300	7,932
Wells Fargo & Co.	466,000	17,489
Commercial Services & Supplies (0.6%)
Monster Worldwide, Inc. ‡	159,000	2,371
Computers & Peripherals (0.9%)
Hewlett-Packard Co.	77,883	3,601
Construction Materials (2.0%)
Vulcan Materials Co. ^	106,600	7,942
Consumer Finance (0.6%)
SLM Corp. ‡	191,040	2,357
Diversified Financial Services (6.7%)
JPMorgan Chase & Co.	579,540	27,065
Diversified Telecommunication Services (3.2%)
AT&T, Inc.	424,300	11,847
Verizon Communications, Inc.	29,300	940
Electric Utilities (4.2%)
Edison International	118,600	4,732
Pinnacle West Capital Corp.	336,800	11,589
Southern Co.	21,100	795
Electrical Equipment (0.6%)
Emerson Electric Co.	63,700	2,598
Electronic Equipment & Instruments (1.1%)
Jabil Circuit, Inc.	357,300	3,409
Tyco Electronics, Ltd.	41,000	1,134
Energy Equipment & Services (1.0%)
Transocean, Inc.	35,890	3,942
Food Products (8.5%)
Kraft Foods, Inc. -Class A	618,116	20,243
Sara Lee Corp.	718,410	9,074
Unilever NV	190,900	5,376
Health Care Providers & Services (2.2%)
Aetna, Inc.	199,600	7,208
Cardinal Health, Inc.	34,300	1,690
Hotels, Restaurants & Leisure (0.7%)
Carnival Corp.	83,000	2,934
Household Durables (2.1%)
Jarden Corp. ‡	361,000	8,465
Household Products (1.6%)
Energizer Holdings, Inc. ‡	65,300	5,260
Kimberly-Clark Corp.	20,400	1,323
Industrial Conglomerates (6.3%)
3M Co.	12,200	833
General Electric Co.	799,900	20,397
Tyco International, Ltd.	115,675	4,051
Insurance (1.7%)
Mercury General Corp.	63,000	3,449
XL Capital, Ltd. -Class A	185,300	3,324
IT Services (1.1%)
Affiliated Computer Services, Inc. -Class A ‡	87,100	4,410
Machinery (1.7%)
Illinois Tool Works, Inc.	130,700	5,810
Parker Hannifin Corp.	18,686	990
Media (3.0%)
Comcast Corp. -Class A	95,200	1,869
Gannett Co., Inc.	275,300	4,655
Time Warner Cable, Inc. -Class A ‡	144,100	3,487
Time Warner, Inc.	162,000	2,124
Metals & Mining (2.7%)
Nucor Corp.	274,000	10,823
Multi-Utilities (0.9%)
CMS Energy Corp.	288,200	3,594
Oil, Gas & Consumable Fuels (8.2%)
Chevron Corp.	60,200	4,965
ConocoPhillips	143,000	10,475
Exxon Mobil Corp.	28,166	2,187
Marathon Oil Corp.	190,900	7,611
Royal Dutch Shell PLC ADR -Class A	49,500	2,921
Royal Dutch Shell PLC ADR -Class B	49,265	2,813
Spectra Energy Corp.	100,400	2,390
Pharmaceuticals (6.2%)
AstraZeneca PLC ADR	78,100	3,427
Merck & Co., Inc.	85,300	2,692
Pfizer, Inc.	478,900	8,831
Sanofi-Aventis SA ADR	308,200	10,131
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	124,300	2,328
Specialty Retail (1.5%)
Lowe’s Companies, Inc.	246,700	5,844
Thrifts & Mortgage Finance (3.2%)
Hudson City Bancorp, Inc.	702,700	12,965
Tobacco (3.7%)
Altria Group, Inc.	468,800	9,301
Lorillard, Inc.	25,700	1,829
Philip Morris International, Inc.	79,300	3,814
Water Utilities (1.2%)
American Water Works Co., Inc.	225,400	4,846
Total Common Stocks (cost $442,334)		382,933

1

	Principal	Value
CONVERTIBLE BOND (1.2%)
Ford Motor Co.
4.25%, due 12/15/2036	$7,155	$4,714
Total Convertible Bond (cost $7,647)		4,714

REPURCHASE AGREEMENT (1.6%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $6,318 on 10/01/2008 à •	6,318	6,318
Total Repurchase Agreement (cost $6,318)		6,318

	Shares
SECURITIES LENDING COLLATERAL (2.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	11,329,272	11,329
Total Securities Lending Collateral (cost $11,329)		11,329

Total Investment Securities (cost $472,308) #		$409,661

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $10,529.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $6,447.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $472,308. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,140 and $81,787, respectively. Net unrealized depreciation for tax purposes is $62,647.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

2

Transamerica Clarion Global Real Estate Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.4%)
Australia (8.8%)
CFS Retail Property Trust REIT	2,175,700	$3,869
Commonwealth Property Office Fund REIT	1,002,000	1,181
Dexus Property Group REIT	2,684,687	3,034
Goodman Group REIT	429,476	825
GPT Group REIT	1,259,897	1,842
ING Industrial Fund REIT	431,400	528
Macquarie Countrywide Trust REIT	731,313	549
Mirvac Group REIT	729,317	1,406
Stockland REIT	1,166,600	4,978
Westfield Group REIT	2,085,618	27,425
Belgium (0.5%)
Cofinimmo REIT	15,397	2,666
Bermuda (0.7%)
Hongkong Land Holdings, Ltd.	761,100	2,253
Kerry Properties, Ltd.	407,285	1,320
Brazil (0.3%)
BR Malls Participacoes SA ‡	292,100	1,765
Canada (1.9%)
Brookfield Properties Corp.	96,050	1,521
Calloway -144A REIT ‡	113,200	1,985
Canadian REIT	46,800	1,246
RioCan REIT	283,000	5,374
Cayman Islands (0.0%)
Shui On Land, Ltd.	344,300	141
Finland (0.3%)
Citycon OYJ ‡	431,687	1,398
France (6.2%)
Klepierre REIT	37,005	1,448
Mercialys SA REIT	140,652	5,956
SILIC REIT	14,020	1,717
Unibail-Rodamco REIT	116,158	23,241
Germany (0.5%)
Deutsche Euroshop AG	73,840	2,395
Hong Kong (9.5%)
Cheung Kong Holdings, Ltd.	1,566,300	17,744
Hang Lung Group, Ltd.	891,652	2,824
Hang Lung Properties, Ltd.	1,851,300	4,358
Hysan Development Co., Ltd.	634,600	1,652
Link REIT	3,010,700	6,212
Sino Land Co.	2,520,800	2,823
Sun Hung KAI Properties, Ltd.	1,068,555	11,011
Wharf Holdings, Ltd.	970,725	2,773
Japan (14.1%)
Japan Logistics Fund, Inc. -Class A REIT	193	1,134
Japan Real Estate Investment Corp. Class A REIT	866	6,988
Japan Retail Fund Investment Corp. Class A REIT	331	1,361
Kenedix Realty Investment Corp. Class A REIT	274	992
Mitsubishi Estate Co., Ltd.	1,481,300	29,189
Mitsui Fudosan Co., Ltd.	937,200	18,109
Nippon Accommodations Fund, Inc. Class A REIT	118	559
Nippon Building Fund, Inc. -Class A REIT	744	7,192
NTT Urban Development Corp.	1,245	1,473
Sumitomo Realty & Development Co., Ltd.	316,400	6,891
Netherlands (2.2%)
Corio NV REIT	123,370	8,664
Eurocommercial Properties NV REIT	36,636	1,573
Wereldhave NV REIT	10,805	1,045
Singapore (1.8%)
Ascendas ‡ REIT	2,054,700	2,674
Capitaland, Ltd.	1,348,000	2,938
CapitaMall Trust ‡ REIT	1,931,721	3,025
Macquarie Meag Prime -Class Trabajo share ‡ REIT	1,710,700	982
Sweden (0.7%)
Castellum AB	169,200	1,454
Hufvudstaden AB -Class A	304,418	2,330
Switzerland (0.8%)
PSP Swiss Property AG ‡	74,200	4,280
United Kingdom (6.1%)
British Land Co. PLC REIT	350,700	4,642
Brixton PLC REIT	129,735	479
Derwent London PLC REIT	56,310	1,044
Great Portland Estates PLC REIT	266,900	1,583
Hammerson PLC REIT	325,694	5,742
Land Securities Group PLC REIT	439,631	9,770
Liberty International PLC REIT	205,600	3,504
Safestore Holdings PLC §	1,111,405	2,579
Segro PLC REIT	299,300	2,218
United States (43.0%)
Acadia Realty Trust REIT	51,600	1,305
AMB Property Corp. REIT	72,000	3,262
AvalonBay Communities, Inc. REIT	65,060	6,403
BioMed Realty Trust, Inc. REIT	66,600	1,762
Boston Properties, Inc. REIT	160,000	14,986
BRE Properties, Inc. -Class A REIT	104,600	5,125
Corporate Office Properties Trust SBI MD REIT	31,950	1,289
Digital Realty Trust, Inc. REIT	110,100	5,202
Douglas Emmett, Inc. REIT	137,400	3,170
Equity Residential REIT	218,600	9,708
Essex Property Trust, Inc. REIT	47,100	5,573
Extra Space Storage, Inc. REIT	116,300	1,786
Federal Realty Investment Trust ∧ REIT	159,400	13,645
General Growth Properties, Inc. REIT	182,470	2,755
Health Care Property Investors, Inc. REIT	167,012	6,702
Health Care, Inc. REIT	100,000	5,323
Highwoods Properties, Inc. REIT	96,700	3,439
Home Properties, Inc. REIT	51,600	2,990
Host Hotels & Resorts, Inc. REIT	602,223	8,004
Kilroy Realty Corp. REIT	26,800	1,281
Kimco Realty Corp. REIT	168,500	6,224
LaSalle Hotel Properties REIT	40,700	949
Liberty Property Trust REIT	129,625	4,880
Macerich Co. REIT	96,700	6,155
Nationwide Health Properties, Inc. REIT	193,900	6,977

1

	Shares	Value
United States (continued)
Omega Healthcare Investors, Inc. REIT	145,300	$2,857
ProLogis REIT	175,800	7,255
Public Storage, Inc. REIT	90,580	8,968
Regency Centers Corp. REIT	90,300	6,022
Simon Property Group, Inc. REIT	267,000	25,899
SL Green Realty Corp. REIT	30,000	1,944
Strategic Hotels & Resorts, Inc. REIT	112,200	847
Tanger Factory Outlet Centers REIT	133,200	5,833
Taubman Centers, Inc. REIT	99,400	4,970
UDR, Inc. REIT	216,600	5,664
Ventas, Inc. REIT	240,700	11,895
Vornado Realty Trust REIT	141,900	12,906
Total Common Stocks (cost $608,318)		507,829

INVESTMENT COMPANY (0.2%)
Luxembourg (0.2%)
ProLogis European Properties	119,245	1,051

Total Investment Company (cost $1,631)		1,051

	Principal
REPURCHASE AGREEMENT (2.1%)
United States (2.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $11,099 on 10/01/2008 à •	$11,098	11,098
Total Repurchase Agreement (cost $11,098)		11,098

	Contracts Γ
PURCHASED OPTION (0.3%)
Covered Call Option (0.3%)
Brascan Residential Properties
Call Strike $0.00
Expires 10/22/2008	715,200	1,654
Total Purchased Option (cost $5,036)		1,654

	Shares
WARRANTS (0.2%)
Australia (0.2%)
Unitech, Ltd.
Expiration: 05/29/2013
Exercise Price: $0.00	355,200	881
Total Warrants (cost $2,188)		881

SECURITIES LENDING COLLATERAL (0.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à 	1,186,900	1,187
Total Securities Lending Collateral (cost $1,187)		1,187

Total Investment Securities (cost $629,458) #		$523,700

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
∧	All or a portion of this security is on loan. The value of all securities on loan is $1,151.
§	Illiquid. At 09/30/2008, this security aggregated $2,579 or 0.49% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $11,321.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Γ	Contract Amounts are not in thousands.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $629,458. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $19,292 and $125,050, respectively. Net unrealized depreciation for tax purposes is $105,758.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $1,985, or 0.38% of the Fund’s net assets.

PLC	Public Limited Company
REIT	Real Estate Investment Trust
SBI	Shares Beneficial Interest

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica Convertible Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (6.9%)
Capital Markets (2.0%)
Credit Suisse, Inc., 5.50% Δ	65,090	$4,144
Chemicals (1.5%)
Celanese Corp., 4.25% Δ	86,465	3,088
Food Products (1.5%)
Archer-Daniels-Midland Co., 6.25% Δ	105,000	3,162
Oil, Gas & Consumable Fuels (0.9%)
Dune Energy, Inc., 12.00% -144A Δ	3,061	1,990
Road & Rail (1.1%)
Kansas City Southern, 5.13% Δ	1,525	2,335
Total Convertible Preferred Stocks (cost $16,710)		14,719

	Principal
CONVERTIBLE BONDS (77.1%)
Aerospace & Defense (3.4%)
Alliant Techsystems, Inc.
2.75%, due 02/15/2024	$6,005	7,311
Beverages (3.2%)
Molson Coors Brewing Co.
2.50%, due 07/30/2013	6,350	6,866
Biotechnology (3.6%)
Gilead Sciences, Inc.
0.63%, due 05/01/2013	5,950	7,542
Business Credit Institutions (1.9%)
Eksportfinas A/C
0.25%, due 01/16/2009	7,600	3,999
Capital Markets (3.1%)
BlackRock, Inc.
2.63%, due 02/15/2035	3,450	6,654
Commercial Banks (4.5%)
Deutsche Bank AG
16.58%, due 10/03/2009 -144A §	123	9,577
Commercial Services & Supplies (3.0%)
Covanta Holding Corp.
1.00%, due 02/01/2027	6,559	6,280
Computers & Peripherals (2.5%)
EMC Corp.
1.75%, due 12/01/2013	5,550	5,390
Diversified Financial Services (2.7%)
WMT Debt Exchangeable Trust
0.25%, due 05/02/2013 -144A §	592	5,790
Electronic Equipment & Instruments (2.8%)
Itron, Inc.
2.50%, due 08/01/2026 Ž	4,150	5,919
Energy Equipment & Services (7.8%)
Core Laboratories, LP
0.25%, due 10/31/2011	4,748	5,389
Schlumberger, Ltd.
2.13%, due 06/01/2023	2,440	4,776
Transocean, Inc.
1.50%, due 12/15/2037	7,100	6,426
Food & Staples Retailing (3.0%)
Costco Wholesale Corp.
Zero Coupon, due 08/19/2017	4,270	6,293
Health Care Equipment & Supplies (7.0%)
Hologic, Inc.
2.00%, due 12/15/2037	7,900	5,826
Kinetic Concepts, Inc.
3.25%, due 04/15/2015 -144A	5,485	4,175
Nuvasive, Inc.
2.25%, due 03/15/2013 -144A	3,900	4,909
IT Services (2.4%)
Alliance Data Systems Corp.
1.75%, due 08/01/2013 -144A	5,215	5,117
Life Sciences Tools & Services (1.6%)
Fisher Scientific International, Inc.
3.25%, due 03/01/2024	2,390	3,495
Media (4.3%)
Lamar Advertising Co.
2.88%, due 12/31/2010	4,600	4,002
Macrovision Corp.
2.63%, due 08/15/2011	6,450	5,233
Multiline Retail (1.1%)
TJX Companies, Inc.
Zero Coupon, due 02/13/2021	2,400	2,406
Oil, Gas & Consumable Fuels (2.3%)
Chesapeake Energy Corp.
2.50%, due 05/15/2037	5,155	4,930
Pharmaceuticals (1.6%)
Allergan, Inc.
1.50%, due 04/01/2026	3,250	3,364
Road & Rail (2.9%)
CSX Corp.
Zero Coupon, due 10/30/2021	3,139	6,074
Software (5.0%)
Informatica Corp.
3.00%, due 03/15/2026	6,315	6,118
Nuance Communications, Inc.
2.75%, due 08/15/2027	4,850	4,456
Specialty Retail (2.6%)
Penske Auto Group, Inc.
3.50%, due 04/01/2026	6,440	5,506
Wireless Telecommunication Services (4.8%)
NII Holdings, Inc.
2.75%, due 08/15/2025	1,490	1,475
3.13%, due 06/15/2012 -144A	4,188	3,099
SBA Communications Corp.
1.88%, due 05/01/2013 -144A	7,000	5,644
Total Convertible Bonds (cost $180,539)		164,041

REVERSE CONVERTIBLE BONDS (4.7%)
Capital Markets (2.9%)
Goldman Sachs Group, Inc.
17.65%, due 12/05/2008 -144A §	55	6,245
Commercial Banks (1.8%)
Credit Suisse New York
20.00%, due 10/29/2008	208	3,783
Total Reverse Convertible Bonds (cost $14,930)		10,028

REPURCHASE AGREEMENT (11.3%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $24,083 on 10/01/2008 à •	24,082	24,082
Total Repurchase Agreement (cost $24,082)		24,082

Total Investment Securities (cost $236,261) #		$212,870

1

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. At 09/30/2008, these securities aggregated $21,612 or 10.16% of the Fund’s net assets.
Ž	The security has a perpetual maturity. The date shown is the next call date.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $24,567.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Δ	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $236,261. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,269 and $29,660, respectively. Net unrealized depreciation for tax purposes is $23,391.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2008, these securities aggregated $45,546, or 21.88% of the Fund’s net assets.

LP	Limited Partnership

2

Transamerica Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.5%)
Aerospace & Defense (5.9%)
Boeing Co.	745,000	$42,726
Raytheon Co.	1,400,000	74,914
Air Freight & Logistics (3.1%)
Expeditors International of Washington, Inc.	1,798,210	62,650
Auto Components (5.5%)
BorgWarner, Inc.	1,000,000	32,770
Johnson Controls, Inc.	2,560,000	77,645
Automobiles (2.6%)
Daimler AG ^	1,030,000	52,015
Biotechnology (4.3%)
Gilead Sciences, Inc. ‡	1,910,000	87,058
Capital Markets (3.5%)
State Street Corp. à	385,000	21,899
T. Rowe Price Group, Inc.	880,000	47,265
Chemicals (10.0%)
Ecolab, Inc.	1,130,000	54,827
Praxair, Inc.	1,220,000	87,523
Sigma-Aldrich Corp.	1,100,000	57,662
Commercial Banks (1.1%)
Wells Fargo & Co.	600,000	22,518
Communications Equipment (6.9%)
Qualcomm, Inc.	1,525,000	65,529
Research In Motion, Ltd. ‡	1,050,000	71,715
Computers & Peripherals (5.5%)
Apple, Inc. ‡	970,000	110,250
Construction & Engineering (4.5%)
Jacobs Engineering Group, Inc. ‡	1,650,000	89,611
Consumer Finance (2.0%)
American Express Co.	1,140,000	40,390
Diversified Financial Services (2.5%)
CME Group, Inc. -Class A	133,000	49,411
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	1,650,000	46,068
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd.	2,460,000	68,044
Energy Equipment & Services (2.5%)
Schlumberger, Ltd.	640,000	49,978
Health Care Equipment & Supplies (5.9%)
Becton Dickinson & Co.	570,000	45,748
Varian Medical Systems, Inc. ‡	1,250,000	71,413
Industrial Conglomerates (3.2%)
General Electric Co.	2,500,000	63,750
Internet & Catalog Retail (2.6%)
Amazon.com, Inc. ‡	720,000	52,387
Internet Software & Services (4.0%)
Google, Inc. -Class A ‡	202,000	80,905
Machinery (6.0%)
Caterpillar, Inc.	1,035,000	61,686
PACCAR, Inc.	1,600,000	61,104
Multiline Retail (2.3%)
Nordstrom, Inc.	1,600,000	46,112
Oil, Gas & Consumable Fuels (1.3%)
Petroleo Brasileiro SA ADR	600,000	26,370
Pharmaceuticals (2.4%)
Allergan, Inc.	913,000	47,019
Road & Rail (1.7%)
Union Pacific Corp.	490,000	34,868
Software (1.5%)
Electronic Arts, Inc. ‡	820,000	30,332
Total Common Stocks (cost $2,045,046)		1,934,162

	Principal
REPURCHASE AGREEMENT (2.5%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $49,287 on 10/01/2008 à •	$49,285	49,285
Total Repurchase Agreement (cost $49,285)		49,285

	Shares
SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	540,800	541
Total Securities Lending Collateral (cost $541)		541

Total Investment Securities (cost $2,094,872) #		$1,983,988

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $529.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $50,275.
c	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $2,094,872. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $229,751 and $340,635, respectively. Net unrealized depreciation for tax purposes is $110,884.

DEFINITION:

ADR	American Depositary Receipt

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

1

Transamerica Equity II VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.6%)
Aerospace & Defense (5.6%)
Boeing Co.	5,200	$298
Raytheon Co.	10,000	535
Air Freight & Logistics (3.3%)
Expeditors International of Washington, Inc.	14,000	488
Auto Components (5.4%)
BorgWarner, Inc.	7,500	246
Johnson Controls, Inc.	18,200	552
Automobiles (2.6%)
Daimler AG	7,500	379
Biotechnology (4.0%)
Gilead Sciences, Inc. ‡	13,000	592
Capital Markets (3.4%)
State Street Corp. à	2,800	159
T. Rowe Price Group, Inc.	6,500	349
Chemicals (11.4%)
Ecolab, Inc.	8,000	388
Praxair, Inc.	13,000	933
Sigma-Aldrich Corp.	7,000	367
Commercial Banks (1.1%)
Wells Fargo & Co.	4,500	169
Communications Equipment (6.6%)
Qualcomm, Inc.	11,000	473
Research In Motion, Ltd. ‡	7,500	512
Computers & Peripherals (5.4%)
Apple, Inc. ‡	7,000	796
Construction & Engineering (4.3%)
Jacobs Engineering Group, Inc. ‡	11,700	635
Consumer Finance (2.8%)
American Express Co.	11,800	418
Diversified Financial Services (2.4%)
CME Group, Inc. -Class A	970	360
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	12,000	335
Electronic Equipment & Instruments (3.4%)
Tyco Electronics, Ltd.	18,000	498
Energy Equipment & Services (2.5%)
Schlumberger, Ltd.	4,700	367
Health Care Equipment & Supplies (4.7%)
Becton Dickinson & Co.	2,200	177
Varian Medical Systems, Inc. ‡	9,000	514
Industrial Conglomerates (3.1%)
General Electric Co.	18,000	459
Internet & Catalog Retail (2.6%)
Amazon.com, Inc. ‡	5,300	386
Internet Software & Services (4.3%)
Google, Inc. -Class A ‡	1,600	641
Machinery (6.0%)
Caterpillar, Inc.	7,600	453
PACCAR, Inc.	11,500	439
Multiline Retail (2.2%)
Nordstrom, Inc.	11,500	331
Oil, Gas & Consumable Fuels (1.3%)
Petroleo Brasileiro SA ADR	4,300	189
Pharmaceuticals (2.3%)
Allergan, Inc.	6,600	340
Road & Rail (2.1%)
Union Pacific Corp.	4,400	313
Software (1.5%)
Electronic Arts, Inc. ‡	6,000	222
Total Common Stocks (cost $14,505)		14,313

	Principal
REPURCHASE AGREEMENT (3.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $463 on 10/01/2008 à •	$463	463
Total Repurchase Agreement (cost $463)		463

Total Investment Securities (cost $14,968) #		$14,776

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $472.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $14,968. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,250 and $2,442, respectively. Net unrealized depreciation for tax purposes is $192.

DEFINITION:

ADR	American Depositary Receipt

Transamerica Federated Market Opportunity VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
SHORT-TERM U.S. GOVERNMENT OBLIGATION (6.6%)
United States (6.6%)
U.S. Treasury Bill
Zero Coupon, due 10/16/2008	$25,000	$24,983
Total Short-Term U.S. Government Obligation (cost $24,984)		24,983

	Shares
COMMON STOCKS (45.0%)
Bermuda (1.9%)
Bunge, Ltd.	110,000	6,950
Canada (13.1%)
Barrick Gold Corp.	170,000	6,246
Enerplus Resources Trust	80,500	2,994
Goldcorp, Inc.	240,000	7,591
Golden Star Resources, Ltd. ‡	900,000	1,368
Iamgold Corp.	520,000	2,922
Kinross Gold Corp.	520,000	8,382
Pan American Silver Corp. ‡	140,000	3,112
Penn West Energy Trust	120,000	2,892
Yamana Gold, Inc.	1,630,000	13,578
Finland (0.8%)
Nokia OYJ ADR	160,000	2,984
France (1.5%)
Veolia Environnement	135,000	5,554
Japan (6.0%)
Ajinomoto Co., Inc.	450,000	4,227
Nitto Denko Corp.	125,000	3,180
NTT DoCoMo, Inc.	3,844	6,153
ROHM Co., Ltd.	86,000	4,730
Sankyo Co., Ltd.	85,000	4,260
Netherlands (0.6%)
Chicago Bridge & Iron
Co. NV -Class Y	120,000	2,309
Peru (0.3%)
Cia de Minas Buenaventura SA ADR	49,900	1,172
Singapore (0.9%)
Singapore Airlines, Ltd.	340,000	3,416
South Africa (2.2%)
AngloGold Ashanti, Ltd. ADR	150,000	3,465
Gold Fields, Ltd. ADR	510,000	4,891
United States (17.7%)
Affymetrix, Inc. ‡	340,000	2,632
Archer-Daniels-Midland Co.	145,000	3,177
Biogen IDEC, Inc. ‡	90,000	4,526
BJ Services Co.	145,000	2,774
Ceradyne, Inc. ‡	90,000	3,299
Coeur D’alene Mines Corp. ‡^	1,700,000	2,601
Frontier Oil Corp.	325,000	5,987
Holly Corp.	245,000	7,085
Memc Electronic Materials, Inc. ‡	80,000	2,261
Newfield Exploration Co. ‡	60,000	1,919
Newmont Mining Corp.	197,900	7,671
Patterson-UTI Energy, Inc.	165,000	3,303
Sepracor, Inc. ‡	240,000	4,394
Stillwater Mining Co. ‡	220,000	1,278
Stone Energy Corp. ‡	70,000	2,963
Unit Corp. ‡	75,000	3,737
Valero Energy Corp.	230,000	6,969
Total Common Stocks (cost $200,743)		168,952

INVESTMENT COMPANIES (2.3%)
United States (2.3%)
Proshares Ultrashort Real Estate	43,000	3,311
Proshares Ultrashort Russell 2000	75,000	5,392
Total Investment Companies (cost $8,822)		8,703

	Contracts Γ
PURCHASED OPTIONS (4.0%)
Put Options (4.0%)
Activision Blizzard, Inc.	3,000	1,560
Put Strike $20.00
Expires 01/17/2009
Amazon.Com, Inc.	1,000	2,040
Put Strike $90.00
Expires 01/17/2009
Goldman Sachs Group	176	1,269
Put Strike $200.00
Expires 01/17/2009
Hunt Transport Services, Inc.	2,000	940
Put Strike $35.00
Expires 01/17/2009
iShares Russell 2000 Index	5,300	5,979
Put Strike $75.00
Expires 03/31/2009
Morgan Stanley	380	849
Put Strike $45.00
Expires 04/18/2009
Research In Motion, Ltd.	100	572
Put Strike $125.00
Expires 12/20/2008
Salesforce.Com, Inc.	340	913
Put Strike $75.00
Expires 01/17/2009
US Bancorp	1,000	390
Put Strike $35.00
Expires 03/21/2009
US Bancorp	1,000	160
Put Strike $30.00
Expires 12/20/2008
Wells Fargo & Co.	850	408
Put Strike $35.00
Expires 04/18/2009
Total Purchased Options (cost $11,242)		15,080

	Principal
REVERSE CONVERTIBLE BONDS (1.4%)
Switzerland (1.3%)
Credit Suisse, Inc.
20.00%, due 02/02/2009	$276	4,915
United States (0.1%)
Lehman Brothers Holdings, Inc.
18.20%, due 01/27/2009 -144A	899	307
Total Reverse Convertible Bonds (cost $8,330)		5,222

REPURCHASE AGREEMENT (42.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $158,058 on 10/1/2008 à •	158,054	158,054
Total Repurchase Agreement (cost $158,054)		158,054

	Shares
SECURITIES LENDING COLLATERAL (0.9%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	3,500,856	3,501
Total Securities Lending Collateral (cost $3,501)		3,501

Total Investment Securities (cost $415,676) #		$384,495

1

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(15,250)	12/15/2008	$(22,017)	$516
Euro	10,923	12/15/2008	15,454	(54)
Japanese Yen	(3,316,976)	10/02/2008	(31,438)	195
Japanese Yen	3,316,976	10/02/2008	30,365	878
United Kingdom Pound	(13,100)	11/03/2008	(25,445)	2,033
United Kingdom Pound	13,100	11/03/2008	25,158	(1,746)
			$(7,923)	$1,822

FORWARD FOREIGN CROSS CURRENCY CONTRACTS:

Currency Bought		Currency Sold		Settlement Date	Net Unrealized Appreciation (Depreciation)
Euro	2,700	Singapore Dollar	5,553	12/15/2008	55
Singapore Dollar	22,258	Euro	10,818	12/15/2008	369
					$424

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Metals & Mining	16.8%	$64,277
Oil, Gas & Consumable Fuels	8.0%	30,809
Derivatives	3.9%	15,079
Food Products	3.7%	14,354
Energy Equipment & Services	2.6%	9,814
Capital Markets	2.3%	9,010
Semiconductors & Semiconductor Equipment	1.8%	6,991
Wireless Telecommunication Services	1.6%	6,153
Multi-Utilities	1.4%	5,554
Commercial Banks	1.3%	4,916
Biotechnology	1.2%	4,526
Pharmaceuticals	1.1%	4,394
Leisure Equipment & Products	1.1%	4,260
Airlines	0.9%	3,416
Aerospace & Defense	0.9%	3,299
Chemicals	0.8%	3,180
Communications Equipment	0.8%	2,984
Life Sciences Tools & Services	0.7%	2,632
Construction & Engineering	0.6%	2,309
Investment Securities, at Value	51.5%	197,957
Short-Term Investments	48.5%	186,538
Total Investments	100.0%	$384,495

2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
∧	All or a portion of this security is on loan. The value of all securities on loan is $3,126.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $161,217.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
Γ	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $415,676. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $6,958 and $38,139, respectively. Net unrealized depreciation for tax purposes is $31,181.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $307, or 0.08% of the Fund’s net assets.

ADR	American Depository Receipt

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3

Transamerica Growth Opportunities VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.4%)
Aerospace & Defense (3.0%)
Precision Castparts Corp.	68,300	$5,381
Rockwell Collins, Inc.	64,300	3,092
Air Freight & Logistics (6.6%)
CH Robinson Worldwide, Inc.	212,870	10,847
Expeditors International of Washington, Inc.	225,300	7,849
Auto Components (3.4%)
BorgWarner, Inc.	295,300	9,677
Capital Markets (5.0%)
Greenhill & Co., Inc. ^	60,500	4,462
T. Rowe Price Group, Inc.	184,500	9,909
Commercial Banks (3.6%)
Cullen/Frost Bankers, Inc.	74,000	4,440
Signature Bank ‡	168,000	5,860
Commercial Services & Supplies (1.6%)
FTI Consulting, Inc. ‡	32,000	2,312
Ritchie Bros. Auctioneers, Inc.	99,400	2,322
Communications Equipment (3.6%)
Foundry Networks, Inc. ‡	173,000	3,150
Polycom, Inc.‡	304,000	7,032
Construction & Engineering (2.8%)
Jacobs Engineering Group, Inc. ‡	148,600	8,070
Diversified Consumer Services (5.1%)
Strayer Education, Inc.	72,500	14,519
Diversified Financial Services (2.0%)
CME Group, Inc. -Class A	15,000	5,573
Electronic Equipment & Instruments (3.4%)
FLIR Systems, Inc. ‡	59,500	2,286
Trimble Navigation, Ltd. ‡	282,186	7,297
Energy Equipment & Services (3.6%)
Cameron International Corp. ‡	214,700	8,275
Oceaneering International, Inc. ‡	35,000	1,866
Health Care Equipment & Supplies (7.4%)
Hologic, Inc. ‡	162,000	3,131
Idexx Laboratories, Inc. ‡	80,300	4,400
Intuitive Surgical, Inc. ‡	39,500	9,519
Varian Medical Systems, Inc. ‡	72,900	4,165
Health Care Technology (0.9%)
Cerner Corp. ‡^	55,000	2,455
Hotels, Restaurants & Leisure (1.1%)
Burger King Holdings, Inc.	123,500	3,033
Internet Software & Services (0.5%)
Valueclick, Inc. ‡	135,000	1,381
IT Services (3.1%)
Alliance Data Systems Corp. ‡	50,000	3,169
NeuStar, Inc. -Class A ‡	281,000	5,589
Life Sciences Tools & Services (8.4%)
Covance, Inc. ‡	157,000	13,881
Techne Corp. ‡	141,801	10,227
Machinery (6.3%)
Donaldson Co., Inc.	245,800	10,302
Kennametal, Inc.	286,000	7,756
Media (3.1%)
Lamar Advertising Co. -Class A ‡^	281,000	8,680
Multiline Retail (1.5%)
Saks, Inc. ‡	456,000	4,218
Oil, Gas & Consumable Fuels (1.0%)
Range Resources Corp.	64,944	2,784
Real Estate Investment Trusts (0.8%)
Plum Creek Timber Co., Inc.	45,000	2,244
Software (9.9%)
Activision Blizzard, Inc. ‡	380,000	5,863
Informatica Corp. ‡	57,200	743
Intuit, Inc. ‡	334,200	10,565
Macrovision Solutions Corp. ‡	158,000	2,430
Salesforce.com, Inc. ‡	183,700	8,891
Specialty Retail (4.8%)
Guess, Inc.	394,000	13,707
Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc. ‡	123,600	2,439
Trading Companies & Distributors (5.0%)
WW Grainger, Inc.	163,400	14,211
Total Common Stocks (cost $288,973)		280,002

	Principal
REPURCHASE AGREEMENT (2.4%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $6,805 on 10/01/2008 à •	$6,805	6,805
Total Repurchase Agreement (cost $6,805)		6,805

	Shares
SECURITIES LENDING COLLATERAL (2.8%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	7,987,046	7,987
Total Securities Lending Collateral (cost $7,987)		7,987

Total Investment Securities (cost $303,765) #		$294,794

NOTES TO SCHEDULE OF INVESTMENTS:

^	All or a portion of this security is on loan. The value of all securities on loan is $7,743.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $6,945.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $303,765. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $27,745 and $36,716, respectively. Net unrealized depreciation for tax purposes is $8,971.

1

Transamerica Index 50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (97.4%)
Vanguard Emerging Markets Fund	9,318	$323
Vanguard European Fund	13,347	712
Vanguard Growth Fund	17,603	919
Vanguard Large-Capital Fund	19,531	1,028
Vanguard Pacific Fund	7,203	373
Vanguard Small-Capital Fund	6,075	362
Vanguard Total Bond Market Fund	59,634	4,510
Vanguard Value Fund	18,406	965
Total Investment Companies (cost $9,647)		9,192

	Principal
REPURCHASE AGREEMENT (7.5%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $703 on 10/01/2008 à •	$703	703
Total Repurchase Agreement (cost $703)		703

Total Investment Securities (cost $10,350) #		$9,895

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $719.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $10,350. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $455, respectively. Net unrealized depreciation for tax purposes is $455.

1

Transamerica Index 75 VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (95.4%)
Vanguard Emerging Markets Fund	36,220	$1,255
Vanguard European Fund	51,430	2,745
Vanguard Growth Fund	87,637	4,576
Vanguard Large-Capital Fund	48,474	2,551
Vanguard Pacific Fund	27,994	1,448
Vanguard Small-Capital Fund	24,075	1,436
Vanguard Total Bond Market Fund	81,771	6,184
Vanguard Value Fund	90,183	4,727
Total Investment Companies (cost $27,012)		24,922

	Principal
REPURCHASE AGREEMENT (3.3%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $852 on 10/01/2008 à •	$852	852
Total Repurchase Agreement (cost $852)		852

Total Investment Securities (cost $27,864) #		$25,774

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $869.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $27,864. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $2,090, respectively. Net unrealized depreciation for tax purposes is $2,090.

1

Transamerica International Moderate Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
INVESTMENT COMPANIES (100.0%)
Bonds (16.9%)
Transamerica PIMCO Total Return VP Ж	4,516,807	$46,975
Transamerica Short-Term Bond €	530,192	5,074
Global/International Stocks (68.4%)
Transamerica AllianceBernstein International Value €	4,998,915	43,390
Transamerica Evergreen International Small Cap €	1,648,813	16,917
Transamerica Marsico International Growth €	3,410,921	31,756
Transamerica MFS International Equity €	4,259,306	33,989
Transamerica Neuberger Berman International €	3,933,398	30,641
Transamerica Oppenheimer Developing Markets €	551,357	5,916
Transamerica Schroders International Small Cap € ≠	2,789,214	21,226
Transamerica Thornburg International Value € ≠	2,730,000	26,645
Inflation-Protected Securities (4.8%)
Transamerica PIMCO Real Return TIPS €	1,494,271	14,898
Tactical and Specialty (9.9%)
Transamerica Clarion Global Real Estate Securities VP Ж	1,352,785	14,948
Transamerica Loomis Sayles Bond €	1,839,813	15,491
Total Investment Companies (cost $398,741) #		$307,866

NOTES TO SCHEDULE OF INVESTMENTS:

€	The Fund invests its assets in the Class I shares of the other series of the Transamerica Funds
Ж	The Fund invests its assets in the Initial Class shares of the other series of the Transamerica Series Trust.
≠	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $398,741. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $0 and $90,875, respectively. Net unrealized depreciation for tax purposes is $90,875.

1

Transamerica Jennison Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.2%)
Aerospace & Defense (4.7%)
Lockheed Martin Corp.	25,400	$2,786
Raytheon Co.	61,100	3,269
United Technologies Corp.	69,300	4,162
Beverages (4.1%)
Coca-Cola Co.	40,500	2,141
PepsiCo, Inc.	93,500	6,664
Biotechnology (9.3%)
Celgene Corp. ‡	70,000	4,430
Genentech, Inc. ‡	67,500	5,986
Gilead Sciences, Inc. ‡	216,900	9,886
Capital Markets (4.9%)
Charles Schwab Corp.	232,900	6,055
Goldman Sachs Group, Inc.	25,900	3,315
Lazard, Ltd. -Class A	29,200	1,249
Chemicals (3.2%)
Monsanto Co.	69,100	6,840
Communications Equipment (7.7%)
Cisco Systems, Inc. ‡	324,300	7,316
Nokia OYJ ADR	32,300	603
Qualcomm, Inc.	145,900	6,269
Research In Motion, Ltd. ‡	37,900	2,589
Computers & Peripherals (5.1%)
Apple, Inc. ‡	34,400	3,910
Hewlett-Packard Co.	156,000	7,213
Diversified Financial Services (0.8%)
JPMorgan Chase & Co.	37,700	1,761
Electrical Equipment (2.3%)
ABB, Ltd. ADR	136,000	2,638
First Solar, Inc. ‡	12,100	2,286
Energy Equipment & Services (4.6%)
Halliburton Co.	95,900	3,106
Schlumberger, Ltd.	89,100	6,958
Food & Staples Retailing (7.0%)
Costco Wholesale Corp.	58,000	3,766
CVS Caremark Corp.	133,600	4,497
Wal-Mart Stores, Inc.	113,900	6,821
Health Care Equipment & Supplies (6.0%)
Alcon, Inc.	38,500	6,218
Baxter International, Inc.	101,800	6,681
Health Care Providers & Services (1.6%)
Medco Health Solutions, Inc. ‡	75,600	3,402
Hotels, Restaurants & Leisure (0.5%)
Marriott International, Inc. -Class A	43,500	1,135
Household Products (2.5%)
Colgate-Palmolive Co.	72,700	5,478
Industrial Conglomerates (0.7%)
McDermott International, Inc. ‡	60,200	1,538
Internet & Catalog Retail (2.9%)
Amazon.com, Inc. ‡	85,200	6,199
Internet Software & Services (4.0%)
Google, Inc. -Class A ‡	21,500	8,611
IT Services (4.2%)
Infosys Technologies, Ltd. ADR	111,700	3,721
Visa, Inc. -Class A	86,100	5,285
Life Sciences Tools & Services (2.1%)
Thermo Fisher Scientific, Inc. ‡	80,700	4,439
Media (1.6%)
Walt Disney Co.	114,000	3,499
Oil, Gas & Consumable Fuels (2.6%)
Occidental Petroleum Corp.	36,600	2,578
Southwestern Energy Co. ‡	101,200	3,091
Pharmaceuticals (8.1%)
Abbott Laboratories	113,600	6,541
Mylan, Inc. ‡	113,200	1,293
Shire Pharmaceuticals PLC ADR	28,200	1,346
Teva Pharmaceutical Industries, Ltd. ADR	116,400	5,330
Wyeth	86,300	3,188
Semiconductors & Semiconductor Equipment (0.7%)
NVIDIA Corp. ‡	141,100	1,511
Software (4.4%)
Adobe Systems, Inc. ‡	129,500	5,111
Microsoft Corp.	165,400	4,415
Textiles, Apparel & Luxury Goods (1.6%)
Nike, Inc. -Class B	50,800	3,399
Total Common Stocks (cost $221,638)		210,525

	Principal
REPURCHASE AGREEMENT (2.8%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $6,101 on 10/01/2008 à •	$6,101	6,101
Total Repurchase Agreement (cost $6,101)		6,101

Total Investment Securities (cost $227,739) #		$216,626

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Obligation with a zero coupon rate, a maturity date of 02/12/2009, and with a market value plus accrued interest of $6,223.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $227,739. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,222 and $22,335, respectively. Net unrealized depreciation for tax purposes is $11,113.

DEFINITIONS:

ADR        American Depositary Receipt

PLC        Public Limited Company

1

Transamerica JPMorgan Core Bond VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (17.6%)
U.S. Treasury Bond
6.25%, due 08/15/2023	$3,550	$4,262
6.50%, due 11/15/2026	625	785
7.25%, due 05/15/2016 - 08/15/2022	1,950	2,433
7.50%, due 11/15/2016	2,750	3,456
7.63%, due 02/15/2025	725	1,000
11.75%, due 11/15/2014	2,000	2,219
U.S. Treasury STRIPS
Zero Coupon, due 02/15/2011 - 02/15/2023	19,545	14,789
Total U.S. Government Obligations (cost $25,995)		28,944

U.S. GOVERNMENT AGENCY OBLIGATIONS (49.2%)
Fannie Mae
Zero Coupon, due 01/25/2019 - 11/25/2036 þ	2,622	1,927
Zero Coupon, due 01/01/2033 þ	149	115
Zero Coupon, due 09/01/2033 þ	110	82
0.93%, due 07/25/2036	151	116
2.51%, due 08/25/2033 *	221	135
2.99%, due 03/25/2038 Ī *	940	63
3.56%, due 04/25/2035 *	370	351
4.00%, due 07/01/2018 - 04/25/2033	1,247	1,129
4.26%, due 03/25/2034 *	165	106
4.45%, due 07/25/2033 *	291	228
4.50%, due 09/01/2010 - 04/01/2019	7,416	7,300
4.83%, due 01/01/2035	220	219
5.00%, due 11/25/2015 - 04/01/2019	5,968	5,990
5.50%, due 06/01/2012 - 12/25/2035	5,254	5,268
5.75%, due 06/25/2033	750	724
6.00%, due 08/01/2014 - 03/01/2033	1,523	1,557
6.50%, due 03/01/2017 - 12/25/2042	2,638	2,744
7.00%, due 12/25/2016 - 11/25/2031	1,846	1,907
7.16%, due 09/25/2033 *	119	106
7.50%, due 12/25/2042	169	176
8.00%, due 07/01/2009	33	34
8.60%, due 12/25/2032 *	133	128
9.00%, due 10/01/2019 - 06/01/2025	152	168
9.50%, due 06/25/2018	168	184
10.00%, due 03/25/2032 *	45	47
10.71%, due 04/25/2034 - 05/25/2034 *	1,086	1,086
10.92%, due 10/25/2008 *	♦	♦
11.17%, due 05/25/2034 *	79	77
14.77%, due 02/25/2032 *	59	63
Freddie Mac
Zero Coupon, due 02/15/2029 - 07/15/2036 þ *	2,136	1,540
Zero Coupon, due 06/15/2030	273	209
1.42%, due 09/15/2012 Ī	1,440	39
2.12%, due 10/15/2033 - 11/15/2033 þ*	292	181
2.19%, due 01/15/2034 - 04/15/2034 *	887	521
2.41%, due 02/15/2033 Ī *	1,114	73
2.51%, due 03/15/2033 Ī *	1,314	93
2.83%, due 09/15/2033 - 02/15/2034 *	256	174
2.96%, due 02/15/2033 Ī *	789	75
3.11%, due 07/15/2017 Ī *	773	56
3.12%, due 10/15/2015	698	650
3.30%, due 11/15/2035 *	36	40
3.41%, due 03/15/2032 Ī *	237	24
4.00%, due 05/01/2019 - 03/15/2032	1,615	1,543
4.50%, due 12/15/2018	1,000	976
5.00%, due 07/15/2014 - 03/15/2026	3,671	3,688
5.03%, due 05/15/2030 *	232	226
5.03%, due 02/15/2037 *	239	229
5.50%, due 02/15/2009 - 12/15/2022	3,473	3,525
5.67%, due 11/01/2036 *	388	395
5.75%, due 01/15/2012	200	214
6.00%, due 02/15/2013 - 02/15/2033	5,904	6,030
6.38%, due 03/15/2032	665	682
6.50%, due 10/15/2013 - 02/25/2043	6,057	6,254
7.00%, due 03/15/2024 - 02/25/2043	5,491	5,741
7.25%, due 09/15/2030 - 12/15/2030	1,015	1,064
7.50%, due 02/15/2023 - 08/25/2042	1,231	1,311
8.00%, due 01/15/2030	683	716
8.50%, due 09/15/2020	175	188
Ginnie Mae
Zero Coupon, due 03/16/2033 - 03/20/2037 þ	692	542
3.56%, due 11/20/2033 Ī *	148	14
3.71%, due 03/20/2038 Ī *	911	67
5.00%, due 04/16/2023	1,000	963
5.46%, due 04/16/2032 Ī *	374	38
5.50%, due 12/20/2013 - 10/16/2037 Ī	1,332	700
6.50%, due 03/15/2023 - 06/20/2033	7,407	7,650
7.00%, due 07/15/2017 - 10/20/2031	517	537
7.33%, due 11/20/2030	63	65
7.50%, due 09/15/2009 - 09/20/2030	446	474
8.00%, due 01/15/2016 - 06/20/2030	323	344
8.50%, due 02/16/2030	714	767
9.00%, due 05/16/2027	47	53
12.82%, due 04/16/2034 *	82	82
18.69%, due 04/20/2031 *	50	56
Total U.S. Government Agency Obligations (cost $82,313)		80,839

FOREIGN GOVERNMENT OBLIGATIONS (0.3%)
United Mexican States
6.38%, due 01/16/2013	75	77
7.50%, due 04/08/2033	400	437
Total Foreign Government Obligations (cost $469)		514

MORTGAGE-BACKED SECURITIES (14.5%)
Banc of America Commercial Mortgage, Inc.
Series 2005-6, Class ASB
5.18%, due 09/10/2047	150	140
Banc of America Funding Corp.
Series 2004-1
Zero Coupon, due 03/25/2034 þ	131	84
Series 2005-7, Class 30
Zero Coupon, due 11/25/2035 þ	258	148
Series 2005-8, Class 30
Zero Coupon, due 01/25/2036 þ	87	51
Banc of America Mortgage Securities, Inc.
Series 2004-E, Class 2A5
4.11%, due 06/25/2034 *	400	372

1

	Principal	Value
Mortgage-Backed Securities (continued)
Bear Stearns Adjustable Rate Mortgage Trust
Series 2006-1, Class A1
4.63%, due 02/25/2036 *	$453	$392
Commercial Mortgage Pass Through Certificates
Series 2001-J2A, Class B
6.30%, due 07/16/2034 -144A	4,000	3,979
Countrywide Alternative Loan Trust
Series 2003-J1
Zero Coupon, due 10/25/2033 þ	158	113
Series 2004-18CB, Class 2A4
5.70%, due 09/25/2034	200	177
Series 2004-2CB, Class 1A9
5.75%, due 03/25/2034	327	209
Series 2005-22T1, Class A2
1.86%, due 06/25/2035 Ī *	2,952	119
Series 2005-26CB, Class A10
7.24%, due 07/25/2035 *	84	81
Series 2005-28CB, Class 1A4
5.50%, due 08/25/2035	500	358
Series 2005-54CB, Class 1A11
5.50%, due 11/25/2035	200	147
Series 2005-J1, Class 1A4
1.89%, due 02/25/2035 Ī *	1,525	58
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2004-7, Class 2A1
4.04%, due 06/25/2034 *	129	120
Series 2004-HYB1, Class 2A
4.24%, due 05/20/2034	115	105
Series 2005-22, Class 2A1
5.26%, due 11/25/2035 *	642	480
Credit-Based Asset Servicing And Securitization LLC
Series 2006-CB1, Class AF2
5.24%, due 01/25/2036	82	77
Fannie Mae
Series 2004-59, Class BG
Zero Coupon, due 12/25/2032 þ	308	227
Series 2004-79, Class S
10.98%, due 08/25/2032 *	216	218
Series 2005-109, Class PB
6.00%, due 01/25/2034	500	515
Series 2005-118, Class ME
6.00%, due 01/25/2032	500	515
Series 2005-118, Class PN
6.00%, due 01/25/2032	1,000	1,025
Series 2005-66, Class SG
9.36%, due 07/25/2035 *	392	376
Series 2006-50, Class JO
Zero Coupon, due 06/25/2036 þ	383	282
Series 2006-50, Class PS
Zero Coupon, due 06/25/2036 þ	382	282
Federal Home Loan Bank
Series Class
4.72%, due 09/20/2012	365	365
First Horizon Asset Securities, Inc.
Series 2004-AR7, Class 2A1
4.91%, due 02/25/2035 *	240	222
Freddie Mac
Series 2692, Class SC
4.11%, due 07/15/2033 *	335	257
Series 2835, Class QO
Zero Coupon, due 12/15/2032	80	64
Series 2845, Class SC
2.83%, due 11/15/2033 *	200	136
Series 2877, Class KO
Zero Coupon, due 03/15/2019	1,265	940
Series 3007, Class AI
5.50%, due 07/15/2024	284	52
Series 3424, Class PI
2.21%, due 04/15/2038 Ī	681	57
GE Capital Commercial Mortgage Corp.
Series 2001-2, Class B
6.44%, due 08/11/2033	3,000	3,000
Ginnie Mae
Series 2008-7, Class SP
7.03%, due 10/20/2037 *	388	353
GMAC Mortgage Corp. Loan Trust
Series 2003-J7, Class A10
5.50%, due 11/25/2033	293	269
GSR Mortgage Loan Trust
Series 2005-7F, Class 3A9
6.00%, due 09/25/2035	318	227
Series 2006-1F, Class 2A4
6.00%, due 02/25/2036	195	140
Series 2007-1F, Class 2A4
5.50%, due 01/25/2037	500	355
IndyMac Index Mortgage Loan Trust
Series 2005-AR11, Class A7
0.70%, due 08/25/2035 Ī *	2,242	28
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1
4.16%, due 04/21/2034 *	268	240
Master Alternative Loans Trust
Series 2004-10, Class 1A1
4.50%, due 09/25/2019	332	300
Master Asset Securitization Trust
Series 2003-4, Class 2A2
5.00%, due 05/25/2018 *	93	93
Master Resecuritization Trust
Series 2005-PO, Class 3
Zero Coupon, due 05/28/2035 -144A þ	730	488
Merrill Lynch Mortgage Trust
Series 2005-MCP1, Class ASB
4.67%, due 06/12/2043	300	280
Mortgage IT Trust
Series 2005-1, Class 1A1
3.53%, due 02/25/2035 *	133	113
Nomura Asset Acceptance Corp.
Series 2003-A1, Class A2
6.00%, due 05/25/2033	82	71
Series 2003-A1, Class A5
7.00%, due 04/25/2033	20	19
Residential Accredit Loans, Inc.
Series 2002-QS16, Class A3
9.92%, due 10/25/2017 *	79	79
Series 2003-QS3, Class A2
9.44%, due 02/25/2018 *	66	65
Residential Funding Mortgage Securities I
Series 2004-S6, Class 2A6
Zero Coupon, due 06/25/2034 þ	135	85
Structured Asset Securities Corp.
Series 2003-21, Class 1A3
5.50%, due 07/25/2033	199	193
Series 2003-29, Class 1A1
4.75%, due 09/25/2018	1,204	1,159

2

	Principal	Value
Mortgage-Backed Securities (continued)
Vendee Mortgage Trust
Series 1997-1, Class 2Z
7.50%, due 02/15/2027	$1,132	$1,232
WAMU Mortgage Pass-Through Certificates
Series 2002-S7, Class 2P
Zero Coupon, due 11/25/2017 þ	254	216
Series 2004-AR3, Class A2
4.24%, due 06/25/2034	127	115
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2005-2, Class 1A4
1.84%, due 04/25/2035 Ī *	2,000	77
Series 2005-4, Class CB7
5.50%, due 06/25/2035	500	383
Washington Mutual MSC Mortgage Pass-Through Certificates
Series 2003-MS7, Class P
Zero Coupon, due 03/25/2033 þ	179	131
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.00%, due 07/25/2019	296	279
Series 2004-BB, Class A4
4.56%, due 01/25/2035 *	442	413
Series 2004-EE, Class 3A1
4.26%, due 12/25/2034 *	236	218
Series 2004-S, Class A5
3.62%, due 09/25/2034 *	500	490
Total Mortgage-Backed Securities (cost $24,896)		23,854

ASSET-BACKED SECURITIES (0.5%)
AmeriCredit Automobile Receivables Trust
Series 2008-AF, Class A3
5.68%, due 12/12/2012	50	47
Household Automotive Trust
Series 2005-1, Class A4
4.35%, due 06/18/2012	96	95
Household Credit Card Master Note Trust I
Series 2006-1, Class A
5.10%, due 06/15/2012	150	147
MBNA Credit Card Master Note Trust
Series 2003-C1, Class C1
6.26%, due 06/15/2012 *	150	143
MBNA Master Credit Card Trust
Series 1999-J, Class C
7.85%, due 02/15/2012	300	299
Total Asset-Backed Securities (cost $775)		731

MUNICIPAL GOVERNMENT OBLIGATION (0.1%)
State of Illinois
5.10%, due 06/01/2033	200	188
Total Municipal Government Obligation (cost $200)		188

CORPORATE DEBT SECURITIES (17.7%)
Aerospace & Defense (0.6%)
Systems 2001 AT LLC
6.66%, due 09/15/2013 -144A	979	959
Air Freight & Logistics (0.0%)
United Parcel Service, Inc.
5.50%, due 01/15/2018	50	49
Airlines (0.0%)
Continental Airlines, Inc.
7.49%, due 10/02/2010	50	48
Beverages (0.0%)
Coca-Cola Enterprises, Inc.
8.50%, due 02/01/2012	50	55
Business Credit Institutions (0.5%)
Caterpillar Financial Services Corp.
4.90%, due 08/15/2013	100	95
6.20%, due 09/30/2013	125	125
7.05%, due 10/01/2018	125	125
Citigroup, Inc.
6.00%, due 08/15/2017	200	169
CME Group, Inc.
5.40%, due 08/01/2013	250	251
Capital Markets (2.4%)
Bank of New York Mellon Corp.
5.13%, due 08/27/2013	35	33
Bear Stearns Cos., Inc.
3.25%, due 03/25/2009	500	493
7.25%, due 02/01/2018	50	48
Credit Suisse USA, Inc.
4.70%, due 06/01/2009	125	124
4.88%, due 01/15/2015	300	268
Goldman Sachs Group, Inc.
5.95%, due 01/18/2018	70	58
6.15%, due 04/01/2018	100	83
6.60%, due 01/15/2012	50	47
6.88%, due 01/15/2011	850	812
Lehman Brothers Holdings, Inc.
7.88%, due 08/15/2010	1,000	125
Merrill Lynch & Co., Inc.
4.79%, due 08/04/2010	100	94
5.45%, due 07/15/2014	235	203
6.15%, due 04/25/2013	170	157
6.40%, due 08/28/2017	120	104
6.88%, due 04/25/2018	60	53
Morgan Stanley
4.25%, due 05/15/2010	500	406
4.75%, due 04/01/2014	145	77
6.60%, due 04/01/2012	250	182
6.75%, due 04/15/2011	400	296
State Street Corp.
7.65%, due 06/15/2010	300	310
Chemicals (1.6%)
Dow Chemical Co.
6.13%, due 02/01/2011	260	266
Ei DU Pont de Nemours & Co.
6.00%, due 07/15/2018	150	146
Koninklijke DSM NV
6.75%, due 05/15/2009 -144A	2,000	2,023
Monsanto Co.
7.38%, due 08/15/2012	100	107
Potash Corp. of Saskatchewan
4.88%, due 03/01/2013	40	38
Commercial Banks (1.0%)
Corp. Andina de Fomento
5.20%, due 05/21/2013	100	98
KeyCorp
4.70%, due 05/21/2009	100	97
6.50%, due 05/14/2013	50	36

3

	Principal	Value
Commercial Banks (continued)
National City Bank
2.90%, due 01/21/2010 *	$75	$50
PNC Funding Corp.
5.25%, due 11/15/2015	50	44
SunTrust Banks, Inc.
6.38%, due 04/01/2011	250	243
UBS AG
5.75%, due 04/25/2018	100	87
Wachovia Bank NA
7.80%, due 08/18/2010	250	208
Wachovia Corp.
5.50%, due 05/01/2013	70	58
5.75%, due 02/01/2018	325	244
Wells Fargo & Co.
3.13%, due 04/01/2009	260	257
4.20%, due 01/15/2010	300	296
Communications Equipment (0.0%)
Cisco Systems, Inc.
5.50%, due 02/22/2016	50	48
Computers & Peripherals (0.2%)
Hewlett-Packard Co.
5.40%, due 03/01/2017	50	47
IBM Corp.
6.22%, due 08/01/2027	250	240
Consumer Finance (0.7%)
American General Finance Corp.
5.38%, due 10/01/2012	100	55
Capital One Financial Corp.
5.70%, due 09/15/2011	20	18
6.25%, due 11/15/2013	75	66
HSBC Finance Corp.
5.25%, due 01/15/2014	100	93
6.75%, due 05/15/2011	760	764
SLM Corp.
4.00%, due 01/15/2010	175	137
Diversified Financial Services (4.4%)
Allstate Life Global Funding Trusts
5.38%, due 04/30/2013	70	68
American Express Credit Corp.
7.30%, due 08/20/2013	145	140
ASIF Global Financing XIX
4.90%, due 01/17/2013 -144A	500	410
Bank of America Corp.
7.40%, due 01/15/2011	1,600	1,567
Captiva CBO
6.86%, due 11/30/2009 -144A §	394	367
CIT Group, Inc.
5.00%, due 02/13/2014	30	17
Citigroup, Inc.
4.25%, due 07/29/2009	200	192
5.63%, due 08/27/2012	400	345
6.13%, due 05/15/2018	100	83
ConocoPhillips Canada Funding Co.
5.63%, due 10/15/2016	100	97
General Electric Capital Corp.
4.63%, due 09/15/2009	500	492
4.80%, due 05/01/2013	500	456
5.63%, due 05/01/2018	500	423
5.88%, due 02/15/2012	520	504
6.00%, due 06/15/2012	430	415
6.13%, due 02/22/2011	500	497
International Lease Finance Corp.
5.88%, due 05/01/2013	75	47
John Hancock Global Funding II
7.90%, due 07/02/2010 -144A	300	320
MassMutual Global Funding II
3.50%, due 03/15/2010 -144A	150	149
National Rural Utilities Cooperative Finance Corp.
4.75%, due 03/01/2014	75	72
New York Life Global Funding
3.88%, due 01/15/2009 -144A	200	200
Principal Life Global Funding I
6.25%, due 02/15/2012 -144A	250	256
Textron Financial Corp.
5.13%, due 02/03/2011	80	80
5.40%, due 04/28/2013	40	40
Diversified Telecommunication Services (1.9%)
AT&T, Inc.
4.95%, due 01/15/2013	210	201
5.10%, due 09/15/2014	50	47
5.50%, due 02/01/2018	75	67
5.60%, due 05/15/2018	75	67
5.88%, due 02/01/2012	150	150
BellSouth Corp.
6.00%, due 10/15/2011	250	251
British Telecommunications PLC
9.13%, due 12/15/2030	150	150
France Telecom SA
7.75%, due 03/01/2011	200	210
GTE Corp.
7.51%, due 04/01/2009	475	482
NYNEX Capital Funding Co.
8.23%, due 10/15/2009	400	412
NYNEX Corp.
9.55%, due 05/01/2010	71	73
Sprint Capital Corp.
6.88%, due 11/15/2028	650	435
Telecom Italia Capital SA
4.95%, due 09/30/2014	100	84
5.25%, due 11/15/2013	60	53
Telefonica Emisiones Sau
5.86%, due 02/04/2013	100	96
Verizon Pennsylvania, Inc.
8.35%, due 12/15/2030	400	386
Electric Utilities (1.1%)
Aquila, Inc.
11.88%, due 07/01/2012	90	100
CenterPoint Energy Houston Electric LLC
5.75%, due 01/15/2014	60	56
Cleveland Electric Illuminating Co.
7.88%, due 11/01/2017	50	52
Columbus Southern Power Co.
6.05%, due 05/01/2018	30	28
Dominion Resources, Inc.
6.25%, due 06/30/2012	144	146
DTE Energy Co.
6.65%, due 04/15/2009	200	202
Duke Energy Corp.
4.20%, due 10/01/2008	50	50
5.63%, due 11/30/2012	200	203
Duke Energy Indiana, Inc.
6.35%, due 08/15/2038	80	74

4

	Principal	Value
Electric Utilities (continued)
Exelon Generation Co. LLC
6.95%, due 06/15/2011	$250	$253
Florida Power & Light Co.
5.95%, due 02/01/2038	50	47
Florida Power Corp.
4.80%, due 03/01/2013	50	49
Ohio Power Co.
5.75%, due 09/01/2013	100	97
PECO Energy Co.
5.35%, due 03/01/2018	50	45
PSEG Power LLC
7.75%, due 04/15/2011	115	119
Public Service Co. of Colorado
5.80%, due 08/01/2018	20	19
6.50%, due 08/01/2038	45	43
Public Service Electric & Gas Co.
5.30%, due 05/01/2018	30	28
Southern California Edison Co.
5.50%, due 08/15/2018	65	62
Virginia Electric And Power Co.
5.40%, due 04/30/2018	100	91
Wisconsin Electric Power Co.
6.00%, due 04/01/2014	35	35
Food & Staples Retailing (0.1%)
Kroger Co.
8.05%, due 02/01/2010	200	205
Food Products (0.2%)
Kellogg Co.
4.25%, due 03/06/2013	80	77
Kraft Foods, Inc.
6.13%, due 02/01/2018	100	94
6.88%, due 02/01/2038	50	46
7.00%, due 08/11/2037	75	70
Gas Utilities (0.2%)
KeySpan Gas East Corp.
7.88%, due 02/01/2010	100	104
Schlumberger Technology Corp.
6.50%, due 04/15/2012 -144A	50	54
Southern California Gas Co.
4.80%, due 10/01/2012	100	99
Insurance (0.3%)
Berkshire Hathaway Finance Corp.
4.60%, due 05/15/2013 -144A	100	99
MetLife Life And Annuity Co. of Connecticut
5.13%, due 08/15/2014 -144A	100	82
Protective Life Secured Trusts
4.00%, due 04/01/2011	250	248
Travelers Cos., Inc.
5.80%, due 05/15/2018	50	46
IT Services (0.0%)
Electronic Data Systems Corp.
6.00%, due 08/01/2013	50	51
Machinery (0.0%)
Parker Hannifin Corp.
5.50%, due 05/15/2018	20	20
Media (1.4%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	500	547
Comcast Corp.
5.50%, due 03/15/2011	250	245
COX Communications, Inc.
6.75%, due 03/15/2011	1,000	1,016
Historic TW, Inc.
9.15%, due 02/01/2023	500	518
Thomson Reuters Corp.
5.95%, due 07/15/2013	35	35
Metals & Mining (0.0%)
Alcoa, Inc.
5.55%, due 02/01/2017	60	54
Oil, Gas & Consumable Fuels (0.2%)
Canadian Natural Resources, Ltd.
5.90%, due 02/01/2018	25	22
Marathon Oil Canada Corp.
8.38%, due 05/01/2012	100	106
Spectra Energy Capital LLC
5.50%, due 03/01/2014	125	119
Transcanada Pipelines, Ltd.
4.00%, due 06/15/2013	50	46
Paper & Forest Products (0.1%)
International Paper Co.
4.00%, due 04/01/2010	165	160
4.25%, due 01/15/2009	65	65
Pharmaceuticals (0.0%)
AstraZeneca PLC
5.40%, due 06/01/2014	50	51
Real Estate Investment Trusts (0.1%)
Simon Property Group, LP
5.63%, due 08/15/2014	50	46
6.10%, due 05/01/2016	60	55
Road & Rail (0.2%)
Burlington Northern Santa Fe Corp.
7.13%, due 12/15/2010	200	210
Union Pacific Corp.
5.65%, due 05/01/2017	50	46
Software (0.1%)
Oracle Corp.
5.25%, due 01/15/2016	30	28
5.75%, due 04/15/2018	100	93
6.50%, due 04/15/2038	30	27
Specialty Retail (0.0%)
Home Depot, Inc.
5.40%, due 03/01/2016	85	72
Thrifts & Mortgage Finance (0.1%)
Countrywide Home Loans, Inc.
4.00%, due 03/22/2011	225	194
Water Utilities (0.1%)
American Water Capital Corp.
6.09%, due 10/15/2017	100	93
Wireless Telecommunication Services (0.1%)
AT&T Wireless Services, Inc.
7.88%, due 03/01/2011	100	105
Vodafone Group PLC
5.00%, due 09/15/2015	75	66
Total Corporate Debt Securities (cost $31,905)		29,129

Total Investment Securities (cost $166,553) #		$164,199

5

NOTES TO SCHEDULE OF INVESTMENTS:

þ	Principal only.
*	Floating or variable rate note. Rate is listed as of 09/30/2008.
§	Illiquid. At 09/30/2008, this security aggregated $367 or 0.22% of the Fund’s net assets.
Ī	Interest only.
♦	Value and principal is less than $1.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $166,553. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $4,409 and $6,763, respectively. Net unrealized depreciation for tax purposes is $2,354.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers. At 09/30/2008, these securities aggregated $9,386, or 5.70% of the Fund’s net assets.

LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
STRIPS	Separate Trading of Registered Interest and Principal of Securities

6

Transamerica JPMorgan Enhanced Index VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (102.9%)
Aerospace & Defense (3.5%)
Boeing Co.	18,700	$1,072
Goodrich Corp.	11,400	474
L-3 Communications Corp.	300	29
Northrop Grumman Corp.	12,500	757
United Technologies Corp.	28,900	1,736
Air Freight & Logistics (0.3%)
FedEx Corp.	300	24
United Parcel Service, Inc. -Class B	5,900	371
Auto Components (0.7%)
Johnson Controls, Inc.	26,000	789
Beverages (2.6%)
Coca-Cola Co.	47,600	2,517
Pepsi Bottling Group, Inc.	13,500	394
PepsiCo, Inc.	800	57
Biotechnology (2.4%)
Alexion Pharmaceuticals, Inc. ‡	3,500	138
Amgen, Inc. ‡	9,500	563
Celgene Corp. ‡	11,700	740
Gilead Sciences, Inc. ‡	24,400	1,112
United Therapeutics Corp. ‡	2,400	252
Capital Markets (3.5%)
Bank of New York Mellon Corp.	23,000	749
Goldman Sachs Group, Inc.	9,600	1,229
Merrill Lynch & Co., Inc.	23,500	595
Morgan Stanley	33,500	771
State Street Corp. à	9,600	546
TD Ameritrade Holding Corp. ‡	13,100	212
Chemicals (3.2%)
Air Products & Chemicals, Inc.	400	27
Dow Chemical Co.	39,000	1,239
E.I. duPont de Nemours & Co.	3,700	149
Monsanto Co.	5,600	554
PPG Industries, Inc.	9,700	566
Praxair, Inc.	9,400	674
Rohm & Haas Co.	6,400	448
Commercial Banks (3.5%)
Comerica, Inc.	9,900	325
Fifth Third Bancorp	3,300	39
Huntington Bancshares, Inc.	3,100	25
KeyCorp	23,200	277
M&T Bank Corp.	2,400	214
Marshall & Ilsley Corp.	2,800	56
National City Corp.^	11,200	20
SunTrust Banks, Inc.	100	4
Synovus Financial Corp.	10,900	113
TCF Financial Corp.	2,200	40
US Bancorp	30,400	1,095
Wells Fargo & Co.	39,100	1,467
Zions Bancorporation	8,300	321
Communications Equipment (3.6%)
Cisco Systems, Inc. ‡	85,500	1,929
Corning, Inc.	44,300	693
Juniper Networks, Inc. ‡	11,000	232
Qualcomm, Inc.	31,600	1,358
Computers & Peripherals (4.7%)
Apple, Inc. ‡	10,600	1,205
Hewlett-Packard Co.	43,500	2,011
International Business Machines Corp.	19,000	2,222
Netapp, Inc. ‡	3,400	62
Construction & Engineering (0.1%)
Fluor Corp.	800	45
Jacobs Engineering Group, Inc. ‡	400	22
Consumer Finance (0.6%)
American Express Co.	9,800	347
Capital One Financial Corp.	6,800	347
Diversified Consumer Services (0.2%)
Apollo Group, Inc. -Class A ‡	200	12
ITT Educational Services, Inc. ‡	2,900	235
Diversified Financial Services (4.2%)
Bank of America Corp.	78,600	2,751
CIT Group, Inc.	31,900	222
Citigroup, Inc.	65,100	1,335
IntercontinentalExchange, Inc. ‡	900	73
NYSE Euronext	11,000	431
Diversified Telecommunication Services (3.5%)
AT&T, Inc.	68,100	1,901
Verizon Communications, Inc.	66,600	2,137
Electric Utilities (3.1%)
Allegheny Energy, Inc.	700	26
American Electric Power Co., Inc.	20,600	763
Edison International	15,300	610
Exelon Corp.	16,300	1,021
FirstEnergy Corp.	6,700	449
FPL Group, Inc.	700	35
Pinnacle West Capital Corp.	1,900	65
PPL Corp.	11,500	426
Sierra Pacific Resources	16,200	155
Electrical Equipment (0.1%)
Cooper Industries, Ltd. -Class A	1,400	56
First Solar, Inc. ‡	300	57
Electronic Equipment & Instruments (0.6%)
Tyco Electronics, Ltd.	23,900	661
Energy Equipment & Services (3.0%)
Baker Hughes, Inc.	10,500	636
Halliburton Co.	17,400	564
National Oilwell Varco, Inc. ‡	4,800	241
Schlumberger, Ltd.	18,000	1,406
Transocean, Inc.	2,900	319
Weatherford International, Ltd. ‡	10,200	256
Food & Staples Retailing (3.8%)
CVS Caremark Corp.	30,000	1,010
Safeway, Inc.	33,600	797
SYSCO Corp.	20,500	632
Wal-Mart Stores, Inc.	32,300	1,934
Food Products (1.7%)
ConAgra Foods, Inc.	10,400	202
General Mills, Inc.	10,200	701
Kellogg Co.	4,200	236
Kraft Foods, Inc. -Class A	26,600	871
Health Care Equipment & Supplies (2.1%)
Baxter International, Inc.	3,100	203
Boston Scientific Corp. ‡	11,300	139
Covidien, Ltd.	12,100	650
CR Bard, Inc.	7,100	674
Medtronic, Inc.	5,700	286

1

	Shares	Value
Health Care Equipment & Supplies (continued)
Zimmer Holdings, Inc. ‡	7,800	$504
Health Care Providers & Services (1.9%)
Aetna, Inc.	21,100	762
Cardinal Health, Inc.	8,600	424
Cigna Corp.	10,900	370
McKesson Corp.	4,500	242
WellPoint, Inc. ‡	7,100	332
Hotels, Restaurants & Leisure (1.3%)
Carnival Corp.	7,500	265
Darden Restaurants, Inc.	5,300	152
International Game Technology	19,300	332
McDonald’s Corp.	6,000	370
Royal Caribbean Cruises, Ltd.	9,500	197
Wyndham Worldwide Corp.	11,200	176
Household Durables (0.3%)
Centex Corp.	100	2
Dr Horton, Inc.	1,600	21
KB Home	5,400	106
Lennar Corp. -Class A	11,200	170
Mohawk Industries, Inc. ‡	100	7
Household Products (3.8%)
Colgate-Palmolive Co.	8,200	618
Kimberly-Clark Corp.	12,200	791
Procter & Gamble Co.	42,700	2,976
Independent Power Producers & Energy Traders (0.1%)
Constellation Energy Group, Inc.	4,000	97
NRG Energy, Inc. ‡	2,800	69
Industrial Conglomerates (2.7%)
3M Co.	3,800	260
General Electric Co.	100,200	2,555
Textron, Inc.	11,600	340
Insurance (3.2%)
Aflac, Inc.	3,300	194
American International Group, Inc.	13,900	46
Assurant, Inc.	2,900	160
Axis Capital Holdings, Ltd.	19,600	622
Chubb Corp.	5,500	302
Hartford Financial Services Group, Inc.	7,000	287
MetLife, Inc.	10,000	560
Prudential Financial, Inc.	5,500	396
RenaissanceRe Holdings, Ltd.	6,700	348
Travelers Cos., Inc. ‡	14,000	633
XL Capital, Ltd. -Class A	5,500	99
Internet & Catalog Retail (0.5%)
Amazon.com, Inc. ‡	5,600	407
Expedia, Inc. ‡	10,900	165
Internet Software & Services (1.0%)
Google, Inc. -Class A ‡	2,800	1,121
Yahoo!, Inc. ‡	3,100	54
IT Services (0.9%)
Affiliated Computer Services, Inc. -Class A ‡	5,100	258
Fiserv, Inc. ‡	300	14
Genpact, Ltd. ‡	10,800	112
Mastercard, Inc. -Class A	100	18
Paychex, Inc.	16,200	535
Western Union Co.	2,300	57
Machinery (2.0%)
Caterpillar, Inc.	9,600	572
Danaher Corp.	4,700	326
Dover Corp.	5,600	227
Eaton Corp.	5,200	292
Illinois Tool Works, Inc.	4,800	213
Ingersoll-Rand Co., Ltd. -Class A	6,700	209
PACCAR, Inc.	13,000	496
Media (2.7%)
Dish Network Corp. -Class A ‡	2,200	46
News Corp. -Class A	60,600	727
Time Warner, Inc.	56,100	735
Walt Disney Co.	52,800	1,620
Metals & Mining (0.3%)
Alcoa, Inc.	11,700	264
Freeport-McMoRan Copper & Gold, Inc.	500	28
U.S. Steel Corp.	1,400	109
Multiline Retail (0.3%)
Family Dollar Stores, Inc.	7,500	178
Kohl’s Corp. ‡	4,800	221
Multi-Utilities (0.5%)
CMS Energy Corp.	46,200	576
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ Ə	8,700	♦
Oil, Gas & Consumable Fuels (10.7%)
Anadarko Petroleum Corp.	9,600	466
Apache Corp.	2,500	261
Chesapeake Energy Corp.	200	7
Chevron Corp.	29,700	2,450
ConocoPhillips	15,600	1,143
Devon Energy Corp.	1,700	155
EOG Resources, Inc.	4,900	438
Exxon Mobil Corp.	70,600	5,483
Hess Corp.	3,100	254
Marathon Oil Corp.	3,800	152
Occidental Petroleum Corp.	14,100	993
XTO Energy, Inc.	14,000	651
Paper & Forest Products (0.2%)
Domtar Corp. ‡	49,600	228
Pharmaceuticals (6.8%)
Abbott Laboratories	40,100	2,309
Bristol-Myers Squibb Co.	44,300	924
Forest Laboratories, Inc. ‡	6,800	192
Johnson & Johnson	14,100	977
Merck & Co., Inc.	50,600	1,597
Pfizer, Inc.	49,500	913
Schering-Plough Corp.	34,900	645
Wyeth	11,600	429
Real Estate Investment Trusts (1.3%)
Apartment Investment & Management Co. -Class A	5,199	182
Camden Property Trust	900	41
Digital Realty Trust, Inc.	2,300	109
Duke Realty Corp.	4,800	118
Hospitality Properties Trust	18,000	369
Host Hotels & Resorts, Inc.	4,000	53
Kimco Realty Corp.	2,100	78
ProLogis	13,900	574
Road & Rail (1.8%)
Burlington Northern Santa Fe Corp.	2,600	240
CSX Corp.	1,300	71
Norfolk Southern Corp.	24,100	1,596

2

	Shares	Value
Road & Rail (continued)
Union Pacific Corp.	1,700	$121
Semiconductors & Semiconductor Equipment (1.9%)
Altera Corp.	1,400	29
Broadcom Corp. -Class A ‡	5,900	110
Intel Corp.	4,500	84
KLA-Tencor Corp.	6,700	212
LAM Research Corp. ‡	5,000	157
Marvell Technology Group, Ltd. ‡	19,400	180
Texas Instruments, Inc.	25,900	557
Xilinx, Inc.	35,100	823
Software (3.4%)
Adobe Systems, Inc. ‡	1,400	55
Microsoft Corp.	126,800	3,384
Oracle Corp. ‡	26,300	534
Specialty Retail (1.3%)
Abercrombie & Fitch Co. -Class A	1,800	71
Advance Auto Parts, Inc.	9,900	393
Dick’s Sporting Goods, Inc. ‡	14,000	274
GameStop Corp. -Class A ‡	1,300	44
Limited Brands, Inc.	11,900	206
Staples, Inc.	18,400	414
TJX Cos., Inc.	4,100	125
Textiles, Apparel & Luxury Goods (1.3%)
Coach, Inc. ‡	2,200	55
Nike, Inc. -Class B	10,400	696
Phillips-Van Heusen Corp.	1,700	64
Polo Ralph Lauren Corp. -Class A	2,400	160
V.F. Corp.	6,200	479
Thrifts & Mortgage Finance (0.0%)
MGIC Investment Corp.	800	6
Tobacco (1.3%)
Altria Group, Inc.	64,500	1,280
Philip Morris International, Inc.	3,500	168
U.S. Government Agency Obligation (0.0%)
Fannie Mae	15,300	23
Freddie Mac	2,200	4
Wireless Telecommunication Services (0.4%)
American Tower Corp. -Class A ‡	4,700	169
Crown Castle International Corp. ‡	1,300	38
Sprint Nextel Corp.	38,800	237
Total Common Stocks (cost $134,172)		119,046

	Principal
U.S. GOVERNMENT OBLIGATION (0.1%)
U.S. Treasury Note
4.88% due 06/30/2009	$120	123
Total U.S. Government Obligation (cost $123)		123

REPURCHASE AGREEMENT (1.2%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $1,387 on 10/01/2008 à •	1,387	1,387
Total Repurchase Agreement (cost $1,387)		1,387

	Shares
SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à▲	21,800	22
Total Securities Lending Collateral (cost $22)		22

Total Investment Securities (cost $135,704) #		$120,578

FUTURES CONTRACTS: £

	Contracts Г	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
S&P 500 Future Index	6	12/19/2008	$1,751	$(79)
			$1,751	$(79)

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $15.
Ə	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $1,417.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
£	Cash in the amount of $112 is segregated with the custodian to cover margin requirements for open futures contracts.
Г	Contract amounts are not in thousands.
#

Aggregate cost for federal income tax purposes is $135,704. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $5,301 and $20,427, respectively. Net unrealized depreciation for tax purposes is $15,126.

3

Transamerica JPMorgan Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (97.1%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc. ‡	38,400	$3,607
Precision Castparts Corp.	23,660	1,864
Auto Components (0.7%)
Wabco Holdings, Inc.	46,400	1,649
Beverages (0.7%)
Brown-Forman Corp. -Class B	22,700	1,630
Building Products (1.0%)
Owens Corning, Inc. ‡	101,000	2,415
Capital Markets (2.4%)
Affiliated Managers Group, Inc. ‡	33,650	2,788
Northern Trust Corp.	14,900	1,076
T. Rowe Price Group, Inc.	32,200	1,729
Chemicals (3.3%)
Albemarle Corp.	114,500	3,531
PPG Industries, Inc.	51,400	2,998
Sigma-Aldrich Corp.	22,300	1,169
Commercial Banks (5.9%)
Cullen/Frost Bankers, Inc.	54,800	3,288
Fifth Third Bancorp	93,700	1,115
M&T Bank Corp.	48,500	4,329
Synovus Financial Corp.	286,100	2,961
Wilmington Trust Corp.	67,000	1,931
Commercial Services & Supplies (1.3%)
Republic Services, Inc. -Class A	102,650	3,077
Computers & Peripherals (0.5%)
NCR Corp. ‡	53,500	1,180
Construction Materials (0.4%)
Vulcan Materials Co.	11,700	872
Containers & Packaging (1.5%)
Ball Corp.	87,900	3,471
Distributors (2.1%)
Genuine Parts Co.	120,700	4,853
Diversified Telecommunication Services (1.3%)
CenturyTel, Inc.	47,000	1,723
Windstream Corp.	118,760	1,299
Electric Utilities (4.1%)
American Electric Power Co., Inc.	132,700	4,914
FirstEnergy Corp.	29,300	1,963
Westar Energy, Inc.	113,600	2,617
Electronic Equipment & Instruments (3.0%)
Amphenol Corp. -Class A	29,700	1,192
Arrow Electronics, Inc. ‡	120,800	3,167
Tyco Electronics, Ltd.	95,800	2,650
Energy Equipment & Services (1.0%)
Helix Energy Solutions Group, Inc. ‡	96,500	2,343
Food & Staples Retailing (2.1%)
Safeway, Inc.	158,200	3,752
Supervalu, Inc.	45,900	996
Food Products (0.3%)
Jm Smucker Co.	14,500	735
Gas Utilities (4.5%)
Energen Corp.	81,700	3,699
Equitable Resources, Inc.	42,500	1,559
Oneok, Inc.	70,600	2,429
Questar Corp.	51,600	2,112
UGI Corp.	26,700	688
Health Care Equipment & Supplies (0.9%)
Becton Dickinson & Co.	27,300	2,191
Health Care Providers & Services (4.0%)
Community Health Systems, Inc. ‡	52,200	1,530
Coventry Health Care, Inc. ‡	123,250	4,012
Lincare Holdings, Inc. ‡	74,600	2,245
VCA Antech, Inc. ‡	51,800	1,526
Hotels, Restaurants & Leisure (1.9%)
Burger King Holdings, Inc.	71,900	1,766
Marriott International, Inc. -Class A	97,100	2,533
Household Durables (2.2%)
Fortune Brands, Inc.	73,200	4,199
Jarden Corp. ‡	38,300	898
Household Products (1.0%)
Clorox Co.	35,800	2,244
Industrial Conglomerates (1.1%)
Carlisle Cos., Inc.	81,400	2,439
Insurance (12.8%)
Assurant, Inc.	78,950	4,342
Cincinnati Financial Corp.	146,025	4,153
Everest RE Group, Ltd.	56,800	4,915
Genworth Financial, Inc. -Class A	53,100	457
Old Republic International Corp.	324,725	4,140
OneBeacon Insurance Group, Ltd. -Class A	153,247	3,241
Principal Financial Group, Inc.	91,000	3,958
W.R. Berkley Corp.	158,000	3,721
XL Capital, Ltd. -Class A	61,300	1,100
IT Services (1.5%)
Total System Services, Inc.	124,282	2,038
Western Union Co.	56,200	1,387
Machinery (1.0%)
Dover Corp.	44,200	1,793
Oshkosh Corp.	38,700	509
Media (3.5%)
Cablevision Systems Corp. -Class A	82,000	2,063
Clear Channel Outdoor Holdings, Inc. -Class A ‡	108,484	1,484
Lamar Advertising Co. -Class A ‡	23,500	726
Omnicom Group, Inc.	45,400	1,751
Washington Post Co. -Class B	3,550	1,976
Metals & Mining (0.4%)
Century Aluminum Co. ‡	30,700	850
Multi-Utilities (4.1%)
CMS Energy Corp.	255,700	3,189
PG&E Corp.	88,800	3,326
Xcel Energy, Inc.	146,700	2,932
Oil, Gas & Consumable Fuels (5.5%)
CVR Energy, Inc. ‡	117,900	1,005
Devon Energy Corp.	26,200	2,389
Kinder Morgan Management LLC ‡	49,264	2,424
Teekay Corp.^	111,700	2,947
Williams Cos., Inc.	179,800	4,252
Pharmaceuticals (0.6%)
Warner Chilcott, Ltd. -Class A ‡	88,400	1,337
Real Estate Investment Trusts (4.7%)
Kimco Realty Corp.	42,800	1,581
Plum Creek Timber Co., Inc.	28,100	1,401
Public Storage, Inc.	24,500	2,426
Rayonier, Inc.	28,103	1,331
Regency Centers Corp.	20,100	1,340
Vornado Realty Trust	30,200	2,747

1

	Shares	Value
Real Estate Management & Development (0.9%)
Brookfield Properties Corp.	125,175	$1,983
Software (0.9%)
Jack Henry & Associates, Inc.	102,400	2,082
Specialty Retail (5.5%)
AutoNation, Inc. ‡	99,719	1,121
AutoZone, Inc. ‡	24,550	3,028
Sherwin-Williams Co.	38,200	2,184
Staples, Inc.	119,600	2,691
Tiffany & Co.	73,200	2,600
TJX Cos., Inc.	40,800	1,245
Textiles, Apparel & Luxury Goods (1.7%)
Columbia Sportswear Co.	4,500	189
V.F. Corp.	49,300	3,811
Thrifts & Mortgage Finance (1.4%)
People’s United Financial, Inc.	162,900	3,136
Tobacco (1.0%)
Lorillard, Inc.	33,800	2,405
Water Utilities (0.5%)
American Water Works Co., Inc.	52,300	1,124
Wireless Telecommunication Services (1.5%)
Telephone & Data Systems, Inc. -Class L	95,100	3,414
Total Common Stocks (cost $255,247)		225,198

	Principal
REPURCHASE AGREEMENT (2.8%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $6,435 on 10/01/2008 à •	$6,435	6,435
Total Repurchase Agreement (cost $6,435)		6,435

	Shares
SECURITIES LENDING COLLATERAL (1.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	3,010,000	3,010
Total Securities Lending Collateral (cost $3,010)		3,010

Total Investment Securities (cost $264,692) #		$234,643

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $2,933.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $6,568.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $264,692. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $7,385 and $37,434, respectively. Net unrealized depreciation for tax purposes is $30,049.

DEFINITION:

LLC	Limited Liability Corporation

2

Transamerica Legg Mason Partners All Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (5.6%)
Boeing Co.	51,500	$2,953
Honeywell International, Inc.	88,506	3,677
Raytheon Co.	95,890	5,131
Air Freight & Logistics (2.2%)
United Parcel Service, Inc. -Class B	73,200	4,603
Building Products (0.4%)
Simpson Manufacturing Co., Inc.	27,600	748
Capital Markets (3.0%)
Franklin Resources, Inc.	10,000	881
State Street Corp. à	96,220	5,473
Chemicals (1.8%)
E.I. duPont de Nemours & Co.	95,500	3,849
Commercial Banks (1.6%)
Comerica, Inc.	78,400	2,571
East-West Bancorp, Inc.	19,341	265
Synovus Financial Corp.	44,860	464
Commercial Services & Supplies (0.3%)
Robert Half International, Inc.	21,400	530
Communications Equipment (2.5%)
Cisco Systems, Inc. ‡	183,912	4,149
Telefonaktiebolaget LM Ericsson ADR	105,000	990
Computers & Peripherals (2.4%)
International Business Machines Corp.	43,400	5,076
Construction & Engineering (0.2%)
Perini Corp. ‡	14,630	377
Consumer Finance (1.3%)
American Express Co.	77,800	2,756
Diversified Financial Services (4.6%)
JPMorgan Chase & Co.	205,690	9,606
Energy Equipment & Services (6.9%)
Baker Hughes, Inc.	69,900	4,232
Halliburton Co.	125,400	4,062
Schlumberger, Ltd.	28,700	2,241
Transocean, Inc.	20,556	2,258
Weatherford International, Ltd. ‡	60,770	1,528
Food & Staples Retailing (3.5%)
Wal-Mart Stores, Inc.	123,100	7,372
Food Products (4.0%)
Kraft Foods, Inc. -Class A	106,861	3,500
Unilever PLC	69,930	1,901
Unilever PLC ADR	104,674	2,848
Industrial Conglomerates (4.1%)
General Electric Co.	169,200	4,315
McDermott International, Inc. ‡	163,950	4,189
Insurance (6.1%)
Allied World Assurance Co. Holdings, Ltd.	36,680	1,303
Chubb Corp.	157,300	8,636
CNA Surety Corp. ‡	167,880	2,803
Internet Software & Services (1.7%)
eBay, Inc. ‡	162,500	3,637
Life Sciences Tools & Services (1.0%)
ENZO Biochem, Inc. ‡	196,866	2,161
Machinery (3.0%)
Caterpillar, Inc.	56,924	3,393
Dover Corp.	60,200	2,441
PACCAR, Inc.	13,100	500
Media (4.9%)
Time Warner, Inc.	314,400	4,122
Walt Disney Co.	201,134	6,173
Metals & Mining (1.7%)
Barrick Gold Corp.	83,180	3,056
Nucor Corp.	12,300	486
Oil, Gas & Consumable Fuels (5.8%)
Anadarko Petroleum Corp.	67,400	3,269
Chevron Corp.	32,600	2,689
ConocoPhillips	18,600	1,362
El Paso Corp.	140,800	1,797
Exxon Mobil Corp.	30,000	2,330
Murphy Oil Corp.	8,700	558
Paper & Forest Products (1.6%)
Weyerhaeuser Co.	55,100	3,338
Pharmaceuticals (12.2%)
Abbott Laboratories	103,268	5,946
Johnson & Johnson	88,800	6,152
Merck & Co., Inc.	77,270	2,439
Novartis AG ADR	114,800	6,066
Wyeth	135,507	5,006
Semiconductors & Semiconductor Equipment (8.1%)
Applied Materials, Inc.	329,000	4,978
Novellus Systems, Inc. ‡	144,300	2,834
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	387,119	3,627
Texas Instruments, Inc.	235,400	5,061
Verigy, Ltd. ‡	23,642	385
Software (3.3%)
Citrix Systems, Inc. ‡	19,900	503
Lawson Software, Inc. ‡	85,180	596
Microsoft Corp.	211,930	5,656
Wave Systems Corp. -Class A ‡	40,274	18
Specialty Retail (4.1%)
Gap, Inc.	121,040	2,152
Home Depot, Inc.	193,700	5,015
Penske Auto Group, Inc.	38,530	442
Williams-Sonoma, Inc.	59,260	959
Wireless Telecommunication Services (2.2%)
Vodafone Group PLC ADR	207,994	4,597
Total Common Stocks (cost $197,540)		209,031

	Principal
REPURCHASE AGREEMENT (0.4%)
State Street Repurchase Agreement	$826	826
1.05%, dated 9/30/2008, to be repurchased at $826 on 10/01/2008 à •
Total Repurchase Agreement (cost $826)		826

1

	Shares	Value
SECURITIES LENDING COLLATERAL (0.3%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à▲	719,940	$720
Total Securities Lending Collateral (cost $720)		720

Total Investment Securities (cost $199,086) #		$210,577

NOTES TO SCHEDULE OF INVESTMENTS:

∧	All or a portion of this security is on loan. The value of all securities on loan is $701.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $844.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $199,086. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $26,720 and $15,229, respectively. Net unrealized appreciation for tax purposes is $11,491.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica Marsico Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (83.7%)
Aerospace & Defense (7.5%)
General Dynamics Corp.	214,353	$15,781
Lockheed Martin Corp.	226,054	24,791
Precision Castparts Corp.	26,064	2,053
Beverages (1.0%)
Heineken NV ADR	271,288	5,494
Biotechnology (3.5%)
Genentech, Inc. ‡	221,569	19,649
Capital Markets (3.8%)
Goldman Sachs Group, Inc.	144,287	18,469
Morgan Stanley	138,576	3,187
Chemicals (6.8%)
Air Products & Chemicals, Inc.	70,968	4,861
Monsanto Co.	192,093	19,013
Potash Corp. of Saskatchewan	33,667	4,445
Praxair, Inc.	145,084	10,408
Commercial Banks (9.8%)
Industrial & Commercial Bank of China -Class H	28,206,000	17,047
US Bancorp	526,400	18,961
Wells Fargo & Co.	541,300	20,315
Communications Equipment (2.1%)
Qualcomm, Inc.	277,922	11,942
Computers & Peripherals (3.1%)
Apple, Inc. ‡	156,815	17,824
Construction & Engineering (2.3%)
Jacobs Engineering Group, Inc. ‡	238,874	12,973
Diversified Financial Services (2.2%)
JPMorgan Chase & Co.	268,718	12,549
Electrical Equipment (0.7%)
Vestas Wind Systems ‡	48,150	4,203
Energy Equipment & Services (4.1%)
Cameron International Corp. ‡	87,370	3,367
FMC Technologies, Inc. ‡	9,573	445
Schlumberger, Ltd.	116,363	9,087
Transocean, Inc.	94,972	10,432
Food & Staples Retailing (4.2%)
Costco Wholesale Corp.	167,282	10,862
CVS Caremark Corp.	390,324	13,138
Hotels, Restaurants & Leisure (9.8%)
Las Vegas Sands Corp. ‡	160,929	5,811
McDonald’s Corp.	582,267	35,926
Wynn Resorts, Ltd.	68,947	5,629
Yum! Brands, Inc.	279,732	9,122
IT Services (5.0%)
Mastercard, Inc. -Class A	98,221	17,418
Visa, Inc. -Class A	184,578	11,331
Multiline Retail (1.0%)
Target Corp.	114,425	5,612
Oil, Gas & Consumable Fuels (1.9%)
Petroleo Brasileiro SA ADR	241,523	10,615
Real Estate Management & Development (1.3%)
St Joe Co. ‡ ^	191,103	7,470
Road & Rail (7.1%)
CSX Corp.	60,193	3,285
Norfolk Southern Corp.	191,855	12,703
Union Pacific Corp.	340,746	24,247
Specialty Retail (2.5%)
Lowe’s Companies, Inc.	601,115	14,240
Textiles, Apparel & Luxury Goods (1.3%)
Nike, Inc. -Class B	108,769	7,277
Wireless Telecommunication Services (2.7%)
America Movil SAB de CV -Series L ADR	206,708	9,583
China Mobile, Ltd.	580,500	5,815
Total Common Stocks (cost $475,229)		477,380

	Principal
REPURCHASE AGREEMENT (13.2%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $75,483 on 10/01/2008. à •	$75,481	75,481
Total Repurchase Agreement (cost $75,481)		75,481

	Shares
SECURITIES LENDING COLLATERAL (1.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	5,961,501	5,962
Total Securities Lending Collateral (cost $5,962)		5,962

Total Investment Securities (cost $556,672) #		$558,823

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $5,781.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $76,993.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $556,672. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $51,933 and $49,782, respectively. Net unrealized appreciation for tax purposes is $2,151.

DEFINITION:

ADR	American Depositary Receipt

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

1

Transamerica MFS High Yield VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (3.8%)
Argentina Bonos
3.13%, due 08/03/2012 *	$883	$511
Banco Nacional de Desenvolvimento Economico E Social
6.37%, due 06/16/2018 - 144A	635	559
Gabonese Republic
8.20%, due 12/12/2017 - 144A	457	439
Indonesia Government International Bond
6.88%, due 01/17/2018 Reg-S	233	214
7.75%, due 01/17/2038 - 144A	686	617
Republic of Brazil
6.00%, due 01/17/2017	125	120
8.00%, due 01/15/2018	451	484
8.88%, due 10/14/2019	187	219
Republic of Colombia
7.38%, due 01/27/2017	376	394
Republic of El Salvador
8.25%, due 04/10/2032 Reg-S	700	707
Republic of Indonesia
6.88%, due 01/17/2018 - 144A	323	294
8.50%, due 10/12/2035 Reg-S	826	820
Republic of Peru
6.55%, due 03/14/2037	1,003	923
Republic of the Philippines
9.38%, due 01/18/2017	810	950
9.50%, due 02/02/2030	211	262
Republic of Turkey
6.88%, due 03/17/2036	1,200	1,056
7.00%, due 03/11/2019	446	423
Republic of Uruguay
8.00%, due 11/18/2022	500	500
9.25%, due 05/17/2017	1,168	1,315
Republic of Venezuela
7.00%, due 12/01/2018 Reg-S	392	265
10.75%, due 09/19/2013	524	482
Total Foreign Government Obligations (cost $12,636)		11,554

MORTGAGE-BACKED SECURITIES (3.4%)
Banc of America Commercial Mortgage, Inc.
Series 2006-6, Class AM
5.39%, due 10/10/2045	507	403
Banc of America Commercial Mortgage, Inc.
Series 2007-4, Class AM
5.81%, due 02/10/2051	494	385
Banc of America Commercial Mortgage, Inc.
Series 2007-5, Class AM
5.77%, due 02/10/2051	2,111	1,622
Citigroup Commercial Mortgage Trust
Series 2007-C6, Class E
5.70%, due 07/20/2017	971	466
Credit Suisse Mortgage Capital Certificates
Series 2006-C5, Class AM
5.34%, due 12/15/2039	468	368
First Union National Bank Commercial Mortgage
Series 2000-C2, Class H
6.75%, due 10/15/2032	1,305	1,001
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP8, Class AM
5.44%, due 05/15/2045	1,472	1,174
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-CB18, Class AM
5.47%, due 06/12/2047	1,000	765
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2007-LD12, Class C
6.26%, due 02/15/2051	720	437
Merrill Lynch Mortgage Trust
Series 2007-C1, Class B
6.02%, due 06/12/2050	720	432
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2006-4, Class AM
5.20%, due 12/12/2049	1,592	1,245
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-7, Class AM
5.90%, due 06/12/2050	408	318
Morgan Stanley Capital I
Series 2004-RR, Class FX
1.49%, due 04/28/2039 -144A	10,481	363
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class D
5.94%, due 04/15/2047	570	322
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AM
6.10%, due 02/15/2051	1,594	1,249
Total Mortgage-Backed Securities (cost $13,682)		10,550

ASSET-BACKED SECURITIES (0.8%)
Airlie, Ltd.
Series 2006-AV3A, Class D
5.10%, due 12/22/2011 -144A * §	832	350
Arcap, Inc.
Series 2004-RR3, Class H
6.10%, due 09/21/2045 -144A	1,515	348
Babson CLO, Ltd.
Series 2006-1A, Class D
4.29%, due 07/15/2018 -144A *	785	393
Crest, Ltd.
Series 2004-1A, Class G2
7.00%, due 01/28/2040	1,422	537
CW Capital Cobalt, Ltd.
Series 2005-1A, Class F2
6.23%, due 05/25/2045 -144A	1,112	334
CW Capital Cobalt, Ltd.
Series 2006-2A, Class F
4.10%, due 04/26/2050 -144A * §	500	90
CW Capital Cobalt, Ltd.
Series 2006-2A, Class G
4.30%, due 04/26/2050 - 144A * §	500	50
Falcon Franchise Loan LLC
Series 2003-1, Class IO
3.74%, due 01/05/2025 -144A Ī §	2,960	292

1

		Principal	Value
Asset-Backed Securities (continued)
Wachovia CRE CDO
Series 2006-1A, Class G
4.56%, due 09/25/2026 -144A * §	$432		$122
Total Asset-Backed Securities (cost $5,936)			2,516

CORPORATE DEBT SECURITIES (71.8%)
Aerospace & Defense (0.9%)
L-3 Communications Corp.
5.88%, due 01/15/2015		1,165	1,054
6.13%, due 01/15/2014		95	88
Vought Aircraft Industries, Inc.
8.00%, due 07/15/2011		2,010	1,749
Air Freight & Logistics (0.2%)
Tgi International, Ltd.
9.50%, due 10/03/2017 - 144A		481	479
Airlines (0.7%)
Continental Airlines, Inc.
6.75%, due 03/15/2017		298	238
6.90%, due 01/02/2017		443	369
7.34%, due 04/19/2014		1,897	1,423
Automobiles (0.4%)
General Motors Corp.
8.38%, due 07/15/2033		2,832	1,133
Building Products (1.3%)
Associated Materials, Inc.
9.75%, due 04/15/2012		525	517
Building Materials Corp. of America
7.75%, due 08/01/2014		1,065	841
Nortek, Inc.
8.50%, due 09/01/2014		895	510
10.00%, due 12/01/2013 - 144A		930	818
Ply Gem Industries, Inc.
9.00%, due 02/15/2012 ∧		1,320	719
11.75%, due 06/15/2013 - 144A		550	473
Business Credit Institutions (0.8%)
Fce Bank PLC
7.13%, due 01/16/2012	EUR	1,800	1,698
Sprint Capital Corp.
8.38%, due 03/15/2012		780	702
Capital Markets (0.6%)
Nuveen Investments, Inc.
10.50%, due 11/15/2015 - 144A		2,235	1,721
Chemicals (3.2%)
Braskem Finance, Ltd.
7.25%, due 06/05/2018 - 144A		270	246
JohnsonDiversey, Inc.
9.63%, due 05/15/2012		3,645	3,795
Koppers Holdings, Inc.
9.88%, due 11/15/2014 Ђ		2,279	2,040
Momentive Performance Materials, Inc.
9.75%, due 12/01/2014		495	391
11.50%, due 12/01/2016 ∧		1,970	1,340
Nalco Co.
7.75%, due 11/15/2011		745	730
8.88%, due 11/15/2013		1,455	1,451
Commercial Banks (0.2%)
RSHB Capital
7.13%, due 01/14/2014 - 144A		100	83
RSHB Capital SA For OJSC Russian Agricultural Bank
7.13%, due 01/14/2014 Reg S		549	433
Commercial Services & Supplies (0.5%)
Corrections Corp. of America
6.25%, due 03/15/2013		500	468
Geo Group, Inc.
8.25%, due 07/15/2013		870	863
Quebecor World Capital Corp.
6.13%, due 11/15/2013		690	210
Consumer Finance (1.6%)
Ford Motor Credit Co. LLC
8.00%, due 12/15/2016		2,600	1,644
9.75%, due 09/15/2010		965	692
12.00%, due 05/15/2015		1,334	1,018
GMAC LLC
6.88%, due 09/15/2011		2,552	1,139
8.00%, due 11/01/2031		1,437	542
Containers & Packaging (2.5%)
Crown Americas
7.63%, due 11/15/2013		1,140	1,123
Graham Packaging Co., Inc.
9.88%, due 10/15/2014		1,600	1,392
Graphic Packaging International, Inc.
9.50%, due 08/15/2013		1,650	1,493
Greif, Inc.
6.75%, due 02/01/2017		1,175	1,134
Owens Brockway Glass Container, Inc.
8.25%, due 05/15/2013		1,355	1,348
Smurfit-Stone Container Enterprises, Inc.
8.00%, due 03/15/2017		1,490	1,162
Diversified Consumer Services (0.9%)
Service Corp. International
7.00%, due 06/15/2017		2,490	2,129
7.38%, due 10/01/2014		735	669
Diversified Financial Services (2.8%)
Bank of America Corp.
8.00%, due 01/30/2018 Ž ¡		2,215	1,754
El Paso Performance-Linked Trust
7.75%, due 07/15/2011 - 144A		1,515	1,534
Firekeepers Development Authority
13.88%, due 05/01/2015 - 144A §		530	466
Hawker Beechcraft Acquisition Company LLC
9.75%, due 04/01/2017		595	533
Independencia International, Ltd.
9.88%, due 05/15/2015 - 144A		288	238
Isa Capital Do Brasil SA
8.80%, due 01/30/2017 Reg-S		429	412
JPMorgan Chase & Co.
7.90%, due 04/30/2018 Ž ¡		2,130	1,793
Kar Holdings, Inc.
10.00%, due 05/01/2015		1,260	970
Local TV Finance LLC
9.25%, due 06/15/2015 - 144A		1,050	682
Smurfit Kappa Funding PLC
7.75%, due 04/01/2015		170	142

2

	Principal	Value
Diversified Telecommunication Services (4.4%)
ALLTEL Corp.
7.00%, due 07/01/2012	$1,629	$1,592
Cincinnati Bell, Inc.
8.38%, due 01/15/2014	2,200	1,914
Frontier Communications Corp.
9.25%, due 05/15/2011	1,439	1,439
Nordic Telephone Co. Holdings ApS
8.88%, due 05/01/2016 - 144A	1,341	1,220
Qwest Capital Funding, Inc.
7.25%, due 02/15/2011	1,945	1,819
Qwest Corp.
7.88%, due 09/01/2011	650	624
8.88%, due 03/15/2012	1,240	1,215
Virgin Media Finance PLC
9.13%, due 08/15/2016	1,290	1,080
Wind Acquisition Finance SA
10.75%, due 12/01/2015 - 144A	1,730	1,695
Windstream Corp.
8.63%, due 08/01/2016	1,045	964
Electric Utilities (2.0%)
Centrais Eletricas Brasileiras SA
7.75%, due 11/30/2015 Reg-S	512	497
EEB International, Ltd.
8.75%, due 10/31/2014 -144A	438	436
Enersis SA
7.38%, due 01/15/2014	511	516
Majapahit Holding BV
7.25%, due 06/28/2017 - 144A	262	231
Mirant North America LLC
8.30%, due 05/01/2011	800	770
Texas Competitive Electric Holdings Co. LLC
10.25%, due 11/01/2015 - 144A	3,960	3,574
Electronic Equipment & Instruments (0.8%)
Flextronics International, Ltd.
6.25%, due 11/15/2014	790	668
Innophos, Inc.
8.88%, due 08/15/2014	1,895	1,895
Energy Equipment & Services (0.7%)
Basic Energy Services, Inc.
7.13%, due 04/15/2016	1,600	1,424
Gulfmark Offshore, Inc.
7.75%, due 07/15/2014	645	606
Food & Staples Retailing (0.1%)
Couche-Tard US, LP/Couche-Tard
7.50%, due 12/15/2013	190	175
Food Products (1.5%)
B&G Foods, Inc.
8.00%, due 10/01/2011	1,105	1,061
Dean Foods Co.
7.00%, due 06/01/2016	1,550	1,349
Del Monte Corp.
6.75%, due 02/15/2015	1,205	1,084
Michael Foods, Inc.
8.00%, due 11/15/2013	1,165	1,130
Gas Utilities (0.1%)
Intergas Finance BV
6.88%, due 11/04/2011 Reg-S	176	158
Health Care Equipment & Supplies (1.9%)
Biomet, Inc.
10.00%, due 10/15/2017	1,500	1,530
11.63%, due 10/15/2017	990	995
Cooper Cos., Inc.
7.13%, due 02/15/2015	1,415	1,387
Universal Hospital Services, Inc.
6.30%, due 06/01/2015 *	290	255
8.50%, due 06/01/2015	1,020	951
VWR Funding, Inc.
10.25%, due 07/15/2015	845	739
Health Care Providers & Services (4.9%)
Community Health Systems, Inc.
8.88%, due 07/15/2015	3,005	2,855
DaVita, Inc.
7.25%, due 03/15/2015	3,050	2,898
HCA, Inc.
6.38%, due 01/15/2015	1,550	1,221
9.25%, due 11/15/2016	5,345	5,198
Psychiatric Solutions, Inc.
7.75%, due 07/15/2015	1,390	1,293
US Oncology, Inc.
10.75%, due 08/15/2014	1,495	1,502
Hotels, Restaurants & Leisure (4.2%)
Boyd Gaming Corp.
6.75%, due 04/15/2014	1,250	897
Fontainebleau Las Vegas Capital Corp.
10.25%, due 06/15/2015 -144A	2,250	630
Harrah’s Operating Co., Inc.
5.50%, due 07/01/2010	920	690
10.75%, due 02/01/2016 - 144A	3,780	1,880
Mandalay Resort Group
9.38%, due 02/15/2010	1,050	966
MGM Mirage, Inc.
5.88%, due 02/27/2014	1,520	1,098
8.38%, due 02/01/2011	1,775	1,451
8.50%, due 09/15/2010	765	704
Pinnacle Entertainment, Inc.
7.50%, due 06/15/2015	2,170	1,606
Station Casinos, Inc.
6.00%, due 04/01/2012	490	274
6.50%, due 02/01/2014	2,290	676
6.88%, due 03/01/2016	2,540	711
Trump Entertainment Resorts, Inc.
8.50%, due 06/01/2015	3,325	1,363
Household Durables (0.3%)
Jarden Corp.
7.50%, due 05/01/2017	1,030	857
Household Products (0.3%)
JohnsonDiversey Holdings, Inc.
10.67%, due 05/15/2013	780	757
Independent Power Producers & Energy Traders (3.2%)
Edison Mission Energy
7.00%, due 05/15/2017	2,350	2,115
Mirant North America LLC
7.38%, due 12/31/2013	1,680	1,579
NRG Energy, Inc.
7.38%, due 02/01/2016	4,745	4,271

3

	Principal	Value
Independent Power Producers & Energy Traders (continued)
Reliant Energy, Inc.
7.88%, due 06/15/2017	$2,705	$2,002
Industrial Conglomerates (0.2%)
AMH Holdings, Inc.
11.25%, due 03/01/2014 Ђ	785	506
Insurance (0.3%)
USI Holdings Corp.
9.75%, due 05/15/2015 -144A	1,030	783
IT Services (1.8%)
Aramark Corp.
8.50%, due 02/01/2015	1,360	1,278
First Data Corp.
9.88%, due 09/24/2015 - 144A	1,970	1,546
SunGard Data Systems, Inc.
10.25%, due 08/15/2015	1,588	1,378
Ticketmaster
10.75%, due 08/01/2016 - 144A	1,355	1,274
Machinery (1.9%)
Accuride Corp.
8.50%, due 02/01/2015	525	333
Allison Transmission
11.00%, due 11/01/2015 - 144A	1,860	1,618
Blount, Inc.
8.88%, due 08/01/2012	1,035	1,030
Case New Holland, Inc.
7.13%, due 03/01/2014	1,525	1,388
Koppers, Inc.
9.88%, due 10/15/2013	590	608
Sally Holdings LLC
10.50%, due 11/15/2016	810	770
Media (9.6%)
Allbritton Communications Co.
7.75%, due 12/15/2012	2,298	1,965
AMC Entertainment, Inc.
11.00%, due 02/01/2016	985	970
American Media Operations, Inc.
10.25%, due 05/01/2009 -144A §	50	35
10.25%, due 05/01/2009 ∧	1,375	969
Bonten Media Acquisition Co.
9.00%, due 06/01/2015 -144A §	1,345	794
Canwest Mediaworks, LP
9.25%, due 08/01/2015 -144A	450	324
CCH II Capital Corp.
10.25%, due 09/15/2010	2,535	2,281
CCO Holdings Capital Corp.
8.75%, due 11/15/2013	4,760	4,141
CSC Holdings, Inc.
6.75%, due 04/15/2012	1,275	1,168
8.50%, due 06/15/2015 - 144A	365	339
DEX Media West LLC
9.88%, due 08/15/2013 Ђ	1,333	826
Dex Media, Inc.
Zero Coupon, due 11/15/2013 Ђ	4,095	1,884
DIRECTV Financing Co.
7.63%, due 05/15/2016 - 144A	1,810	1,638
Idearc, Inc.
8.00%, due 11/15/2016	2,449	667
Lamar Media Corp.
6.63%, due 08/15/2015	2,545	2,106
LBI Media, Inc.
8.50%, due 08/01/2017 - 144A	955	630
Lin Television Corp.
6.50%, due 05/15/2013	2,320	1,810
Marquee Holdings, Inc.
12.00%, due 08/15/2014	745	549
Mediacom LLC Group
9.50%, due 01/15/2013	1,235	1,105
Newport TV
13.00%, due 03/15/2017 - 144A	1,780	1,255
Nexstar Broadcasting, Inc.
7.00%, due 01/15/2014	1,755	1,316
Nielsen Finance LLC
10.00%, due 08/01/2014	1,485	1,411
Univision Communications, Inc.
9.75%, due 03/15/2015 - 144A	2,530	1,176
Young Broadcasting, Inc.
8.75%, due 01/15/2014	535	78
Metals & Mining (2.7%)
Corp. Nacional del Cobre de Chile - Codelco
5.63%, due 09/21/2035 Reg-S	1,563	1,294
FMG Finance Property, Ltd.
10.63%, due 09/01/2016 -144A	1,715	1,681
Freeport-McMoRan Copper & Gold, Inc.
7.08%, due 04/01/2015 *	790	757
8.38%, due 04/01/2017	4,480	4,413
Oil, Gas & Consumable Fuels (9.4%)
Arch Western Finance LLC
6.75%, due 07/01/2013	1,120	1,053
Atlas Pipeline Partners, LP
8.13%, due 12/15/2015	1,025	943
8.75%, due 06/15/2018 - 144A	935	879
Chaparral Energy, Inc.
8.88%, due 02/01/2017	1,680	1,327
Chesapeake Energy Corp.
6.38%, due 06/15/2015	1,925	1,718
7.00%, due 08/15/2014	1,057	988
Dynegy Holdings, Inc.
7.50%, due 06/01/2015	960	811
El Paso Corp.
7.25%, due 06/01/2018	875	814
Forest Oil Corp.
7.25%, due 06/15/2019	900	770
7.25%, due 06/15/2019 - 144A	240	205
Hilcorp Energy I LP
7.75%, due 11/01/2015 -144A	170	146
9.00%, due 06/01/2016 -144A	760	692
Kazmunaigaz Finance Sub BV
8.38%, due 07/02/2013 - 144A	1,525	1,311
9.13%, due 07/02/2018 - 144A	437	371
Mariner Energy, Inc.
8.00%, due 05/15/2017	940	794
Morgan Stanley Bank AG
9.63%, due 03/01/2013 Reg-S	630	614
9.63%, due 03/01/2013 -144A	920	923
Naftogaz Ukrainy
8.13%, due 09/30/2009	500	412

4

	Principal	Value
Oil, Gas & Consumable Fuels (continued)
Newfield Exploration Co.
6.63%, due 09/01/2014	$1,300	$1,170
Opti Canada, Inc.
8.25%, due 12/15/2014	2,105	1,884
Peabody Energy Corp.
5.88%, due 04/15/2016	1,200	1,086
7.38%, due 11/01/2016	1,585	1,522
Pemex Project Funding Master Trust
5.75%, due 03/01/2018 - 144A	813	769
6.63%, due 06/15/2035 - 144A	28	26
Petroleos de Venezuela SA
5.25%, due 04/12/2017 Reg-S	568	307
Petroleum Co. of Trinidad & Tobago, Ltd.
6.00%, due 05/08/2022 - 144A	382	358
Plains Exploration & Production Co.
7.00%, due 03/15/2017	2,000	1,740
Quicksilver Resources, Inc.
7.13%, due 04/01/2016	2,400	1,956
Sandridge Energy, Inc.
8.00%, due 06/01/2018 - 144A	805	692
8.63%, due 04/01/2015 - 144A	600	537
Southwestern Energy Co.
7.50%, due 02/01/2018 - 144A	860	834
Transcontinental Gas Pipe Line Corp.
7.00%, due 08/15/2011	289	296
Williams Partners, LP
7.25%, due 02/01/2017	1,030	958
Paper & Forest Products (1.6%)
Buckeye Technologies, Inc.
8.50%, due 10/01/2013	2,345	2,181
Georgia-Pacific LLC
7.13%, due 01/15/2017 -144A	1,115	995
8.00%, due 01/15/2024	495	436
Millar Western Forest Products, Ltd.
7.75%, due 11/15/2013	1,545	881
Newpage Corp.
10.00%, due 05/01/2012	425	380
Real Estate Investment Trusts (0.5%)
Host Hotels & Resorts, Inc.
7.13%, due 11/01/2013	960	854
Host Hotels & Resorts, LP
6.75%, due 06/01/2016	760	621
Real Estate Management & Development (0.2%)
Newland International Properties Corp.
9.50%, due 11/15/2014 - 144A	869	634
Road & Rail (0.4%)
Hertz Corp.
8.88%, due 01/01/2014	1,455	1,255
Semiconductors & Semiconductor Equipment (0.7%)
Avago Technologies Finance Pte
11.88%, due 12/01/2015	815	839
Freescale Semiconductor, Inc.
8.88%, due 12/15/2014	805	555
Spansion, Inc.
11.25%, due 01/15/2016 - 144A	1,240	713
Specialty Retail (1.0%)
AmeriGas Partners, LP
7.13%, due 05/20/2016	1,325	1,186
Collective Brands, Inc.
8.25%, due 08/01/2013	760	671
Inergy, LP/Inergy Finance Corp.
6.88%, due 12/15/2014	1,515	1,326
Wireless Telecommunication Services (0.5%)
Metropcs Wireless, Inc.
9.25%, due 11/01/2014	1,490	1,393
VIP Finance
8.38%, due 04/30/2013 - 144A	348	277
Total Corporate Debt Securities (cost $255,271)		219,275

	Shares
PREFERRED STOCK (0.6%)
Capital Markets (0.6%)
Merrill Lynch & Co., Inc. 8.63% ∧ ▲	97,650	1,855
Total Preferred Stock (cost $2,441)		1,855

COMMON STOCKS (1.1%)
Diversified Telecommunication Services (0.2%)
Windstream Corp.	50,000	547
Hotels, Restaurants & Leisure (0.2%)
MGM Mirage, Inc. ‡	8,000	228
Pinnacle Entertainment, Inc. ‡	68,100	515
Independent Power Producers & Energy Traders (0.1%)
Reliant Energy, Inc. ‡	50,500	371
Media (0.5%)
Cablevision Systems Corp.	12,700	319
Comcast Corp.	45,900	901
Time Warner Cable, Inc. ‡	16,700	404
Oil, Gas & Consumable Fuels (0.0%)
Chevron Corp.	1,100	91
Paper & Forest Products (0.1%)
Louisiana-Pacific Corp.	14,800	138
Total Common Stocks (cost $5,447)		3,514

	Principal
LOAN ASSIGNMENTS (5.0%)
Airlines (0.5%)
Hawker Beechcraft Acquisition
3.66%, due 03/26/2014 *	$66	58
5.76%, due 03/26/2014 *	1,634	1,436
Auto Components (0.3%)
Federal-Mogul Corp.
4.49%, due 12/27/2014	1,228	898
Automobiles (0.8%)
Dayco Products, LLC
11.87%, due 12/31/2011	1,224	462
Ford Motor Co.
5.49%, due 12/16/2013	2,935	1,941
Commercial Services & Supplies (0.0%)
Idearc, Inc.
5.77%, due 11/17/2014 *	149	88
Diversified Telecommunication Services (0.3%)
Alltel Communications, Inc.
5.32%, due 05/16/2014	826	798

5

	Principal	Value
Energy Equipment & Services (0.5%)
TXU Corporation
6.28%, due 10/10/2014	$1,703	$1,443
Health Care Providers & Services (0.4%)
Community Health Systems, Inc.
1.00%-5.28%, due 07/25/2014 *	519	432
HCA, Inc.
6.01%, due 11/18/2013	884	777
Hotels, Restaurants & Leisure (0.3%)
Green Valley Ranch Gaming, LLC
6.96%, due 08/16/2014 §	1,626	858
Independent Power Producers & Energy Traders (0.4%)
Calpine Corp.
6.65%, due 03/29/2014	1,305	1,115
IT Services (0.4%)
First Data Corp.
5.96%, due 09/24/2014	1,568	1,344
Media (0.7%)
Tribune Co.
Zero Coupon, due 05/17/2014	1	837
Young Broadcasting, Inc.
5.32%, due 11/03/2012	1,631	1,268
Paper & Forest Products (0.1%)
Abitibi-Consolidated, Inc.
11.50%, due 03/31/2009	409	405
Specialty Retail (0.2%)
Michaels Stores, Inc.
4.86%, due 10/31/2013	611	452
Textiles, Apparel & Luxury Goods (0.1%)
Burlington Coat Factory Warehouse Corporation
Zero Coupon, due 05/28/2013	1	383
Total Loan Assignments (cost $16,636)		14,995

REPURCHASE AGREEMENT (6.7%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $20,600 on 10/01/2008 à •	20,599	20,599
Total Repurchase Agreement (cost $20,599)		20,599

	Shares
SECURITIES LENDING COLLATERAL (1.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	4,382,730	4,383
Total Securities Lending Collateral (cost $4,383)		4,383

Total Investment Securities (cost $337,031) #		$289,241

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2008.
Ī	IO - Interest Only.
∧	All or a portion of this security is on loan. The value of all securities on loan is $4,390.
Ђ	Step bond. Interest rate may increase or decrease as the credit rating changes.
Ž	The security has a perpetual maturity. The date shown is the next call date.
§	Illiquid. At 09/30/2008, these securities aggregated $3,057 or 0.99% of the Fund’s net assets.
‡	Non-income producing security.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $21,015.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $337,031. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $345 and $48,135, respectively. Net unrealized depreciation for tax purposes is $47,790.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $44,112, or 14.32% of the Fund’s net assets.

CDO	Collateralized Debt Obligation
EUR	Euro
LLC	Limited Liability Corporation
PLC	Public Limited Company

6

Transamerica MFS International Equity VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.0%)
Australia (0.4%)
QBE Insurance Group, Ltd.	43,730	$943
Austria (1.8%)
Erste Group Bank AG	80,381	4,002
Bermuda (0.6%)
LI & Fung, Ltd.	582,000	1,424
Brazil (0.8%)
Unibanco - Uniao de Bancos Brasileiros SA GDR ‡	17,520	1,768
Canada (1.2%)
Canadian National Railway Co.	57,680	2,759
Czech Republic (0.9%)
Komercni Banka AS	9,154	2,012
France (20.1%)
Air Liquide	35,480	3,867
AXA SA	222,420	7,281
Gdf Suez	109,450	5,694
Legrand SA	123,490	2,750
LVMH Moet Hennessy Louis Vuitton SA	101,560	8,916
Pernod-Ricard SA	44,292	3,902
Schneider Electric SA	69,540	5,972
Total SA	91,090	5,534
Vivendi	52,250	1,638
Germany (9.8%)
Bayer AG	70,770	5,183
Bayerische Motoren Werke AG	31,490	1,221
Deutsche Boerse AG	24,800	2,269
E.ON AG	62,976	3,170
Linde AG	56,120	5,993
Merck KGAA	40,250	4,292
India (1.1%)
Infosys Technologies, Ltd. ADR	51,520	1,716
Satyam Computer Services, Ltd. ADR	50,020	808
Italy (1.0%)
Intesa Sanpaolo SpA	412,309	2,268
Japan (14.6%)
AEON Credit Service Co., Ltd.	110,700	1,088
Bridgestone Corp.	120,900	2,228
Canon, Inc.	186,400	7,067
Fanuc, Ltd.	31,900	2,400
Hirose Electric Co., Ltd.	14,100	1,318
Hoya Corp.	161,000	3,194
INPEX Corp.	443	3,732
KAO Corp.	181,000	4,854
Omron Corp.	74,300	1,153
Ricoh Co., Ltd.	85,000	1,195
Shin-Etsu Chemical Co., Ltd.	83,500	3,970
Tokyo Electron, Ltd.	17,900	810
Korea, Republic of (1.3%)
Samsung Electronics Co., Ltd.	6,592	3,021
Mexico (1.4%)
America Movil SAB de CV -Series L ADR	39,060	1,811
Grupo Modelo SAB de CV -Class C	308,300	1,311
Netherlands (6.8%)
AKZO Nobel NV	20,370	978
ASML Holding NV	46,549	813
Heineken NV	147,320	5,919
TNT NV	155,200	4,300
Wolters Kluwer NV	167,590	3,397
Singapore (1.3%)
Singapore Telecommunications, Ltd.	1,267,700	2,898
South Africa (0.6%)
MTN Group, Ltd.	89,460	1,262
Switzerland (15.8%)
Actelion, Ltd. ‡	33,725	1,738
Compagnie Financiere Richemont SA -Class A	47,900	2,116
Givaudan SA	5,380	4,453
Julius Baer Holding AG	68,912	3,427
Nestle SA	266,903	11,535
Roche Holding AG	62,410	9,770
Swiss Reinsurance	49,230	2,733
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	200,132	1,875
United Kingdom (17.5%)
BHP Billiton, Ltd.	70,900	1,606
Burberry Group PLC	288,530	2,040
Diageo PLC	349,480	5,962
GlaxoSmithKline PLC	98,970	2,144
HSBC Holdings PLC	93,460	1,512
Ladbrokes PLC	372,650	1,236
Reckitt Benckiser Group PLC	163,010	7,903
Royal Dutch Shell PLC -Class A	141,330	4,082
Smiths Group PLC	165,514	2,978
Standard Chartered PLC	113,400	2,790
Tesco PLC	257,420	1,790
William Hill PLC	473,440	1,965
WPP Group PLC	452,990	3,664
United States (2.2%)
Synthes, Inc.	36,100	4,994
Total Common Stocks (cost $260,443)		226,414

Total Investment Securities (cost $260,443) #		$226,414

1

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Pharmaceuticals	9.4%	$21,390
Chemicals	8.5%	19,261
Beverages	7.5%	17,093
Commercial Banks	6.3%	14,352
Oil, Gas & Consumable Fuels	5.9%	13,347
Textiles, Apparel & Luxury Goods	5.8%	13,073
Household Products	5.6%	12,757
Food Products	5.1%	11,535
Insurance	4.9%	10,956
Electrical Equipment	3.9%	8,722
Media	3.8%	8,699
Office Electronics	3.7%	8,262
Semiconductors & Semiconductor Equipment	2.9%	6,520
Multi-Utilities	2.5%	5,694
Electronic Equipment & Instruments	2.5%	5,665
Health Care Equipment & Supplies	2.2%	4,994
Air Freight & Logistics	1.9%	4,300
Capital Markets	1.5%	3,427
Hotels, Restaurants & Leisure	1.4%	3,201
Electric Utilities	1.4%	3,170
Wireless Telecommunication Services	1.4%	3,073
Industrial Conglomerates	1.3%	2,978
Diversified Telecommunication Services	1.3%	2,898
Road & Rail	1.2%	2,759
IT Services	1.1%	2,524
Machinery	1.1%	2,400
Diversified Financial Services	1.0%	2,269
Auto Components	1.0%	2,228
Food & Staples Retailing	0.8%	1,790
Biotechnology	0.8%	1,738
Metals & Mining	0.7%	1,606
Trading Companies & Distributors	0.6%	1,424
Automobiles	0.5%	1,221
Consumer Finance	0.5%	1,088
Investment Securities, at Value	100.0%	226,414
Total Investments	100.0%	$226,414

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
#

Aggregate cost for federal income tax purposes is $260,443. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,141 and $44,170, respectively. Net unrealized depreciation for tax purposes is $34,029.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica Money Market VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
COMMERCIAL PAPER (100.6%)
Beverages (4.9%)
Coca-Cola Co.
2.10%, due 10/27/2008	$29,500	$29,455
2.50%, due 10/08/2008	10,100	10,095
Chemicals (1.4%)
Dupont Ei Nemour
2.25%, due 10/03/2008 - 144A	2,500	2,500
2.50%, due 10/02/2008 - 10/09/2008-144A	9,000	8,998
Commercial Banks (24.7%)
Barclays Bank PLC
2.70%, due 10/23/2008	11,500	11,481
2.76%, due 11/13/2008	11,600	11,562
Canadian Imperial Holdings
2.63%, due 10/28/2008	5,000	4,990
2.64%, due 10/29/2008	8,300	8,283
2.71%, due 10/30/2008	5,700	5,688
2.80%, due 10/08/2008	4,000	3,998
2.81%, due 11/05/2008	5,000	4,986
2.82%, due 10/15/2008 - 10/16/2008	8,100	8,091
Royal Bank of Scotland PLC
2.50%, due 10/22/2008	5,600	5,592
2.63%, due 11/04/2008	10,600	10,574
2.75%, due 11/06/2008	9,000	8,975
2.85%, due 12/05/2008	12,000	11,938
Toronto Dominion Holdings
2.61%, due 11/12/2008 - 144A	13,300	13,260
2.62%, due 10/31/2008 - 144A	12,700	12,672
2.68%, due 11/17/2008 - 144A	8,800	8,769
2.63%, due 10/24/2008 - 144A	2,100	2,097
UBS Finance, Inc.
1.71%, due 11/03/2008	5,000	4,988
2.78%, due 10/17/2008	8,000	7,990
2.79%, due 10/10/2008 - 10/14/2008	14,550	14,538
2.80%, due 10/27/2008 - 11/10/2008	9,500	9,477
Wells Fargo & Co.
2.40%, due 10/03/2008	5,000	4,999
2.42%, due 10/07/2008	7,500	7,497
2.52%, due 10/27/2008	4,000	3,993
2.58%, due 10/29/2008 - 11/07/2008	13,600	13,567
Commercial Services & Supplies (1.4%)
Pitney Bowes, Inc.
2.00%, due 10/14/2008 - 144A	11,360	11,352
Computers & Peripherals (1.2%)
IBM Capital, Inc.
1.92%, due 10/24/2008 - 144A	9,435	9,423
Diversified Financial Services (52.8%)
Alpine Securitzation
2.47%, due 10/03/2008 - 144A	5,000	4,999
2.48%, due 10/21/2008 - 144A	8,500	8,488
American Express Credit Corp.
2.64%, due 10/06/2008 - 10/30/2008	37,000	36,967
American Honda Finance Corp.
2.10%, due 10/09/2008	3,450	3,448
2.65%, due 10/01/2008	36,000	36,000
Bank of America Corp.
2.66%, due 11/03/2008	7,750	7,731
2.68%, due 12/08/2008	8,400	8,358
CAFCO LLC
2.50%, due 10/22/2008- 144A	11,000	10,984
Ciesco LLC
2.57%, due 10/28/2008 - 144A	10,300	10,280
2.75%, due 10/16/2008 - 144A	2,000	1,998
General Electric Capital Corp.
2.33%, due 10/21/2008 - 10/31/2008	4,100	4,093
2.50%, due 10/20/2008	5,000	4,993
2.52%, due 11/20/2008	11,400	11,360
IBM International Group
2.09%, due 10/02/2008 - 144A	7,300	7,300
2.10%, due 10/03/2008 - 144A	10,120	10,119
Merrill Lynch & Co., Inc.
2.86%, due 10/01/2008	9,200	9,200
2.87%, due 10/08/2008 - 10/10/2008	27,700	27,682
MetLife Funding
2.70%, due 10/14/2008	21,050	21,029
2.80%, due 10/21/2008	12,650	12,630
Old Line Funding LLC
1.67%, due 11/03/2008 - 144A	6,300	6,284
2.70%, due 10/07/2008 - 144A	16,500	16,493
2.75%, due 10/17/2008 - 144A	7,250	7,241
2.77%, due 11/04/2008 - 144A	6,700	6,682
PACCAR Financial Corp.
2.00%, due 10/02/2008	30,000	29,998
2.19%, due 11/10/2008 - 11/12/2008	9,200	9,178
Rabobank USA Finance
2.54%, due 10/06/2008	10,000	9,996
2.64%, due 10/24/2008	11,450	11,431
2.68%, due 11/25/2008	4,200	4,183
Ranger Funding Co. LLC
2.72%, due 11/06/2008 - 144A	7,800	7,779
2.74%, due 11/19/2008 - 144A	8,000	7,970
2.75%, due 11/18/2008 - 144A	5,200	5,181
Sheffield Receivables
2.72%, due 10/27/2008 - 144A	3,500	3,493
2.75%, due 10/14/2008 - 144A	10,500	10,490
Toyota Motor Credit
1.48%, due 10/08/2008	14,300	14,293
2.60%, due 10/07/2008	25,000	24,989
Unilever Capital
2.47%, due 10/01/2008 - 144A	5,950	5,950
2.55%, due 10/02/2008 - 144A	7,600	7,599
Food Products (4.2%)
Nestle Capital Corp.
2.10%, due 10/06/2008 - 144A	16,600	16,595
2.12%, due 10/23/2008 - 144A	7,100	7,091
2.17%, due 11/14/2008 - 144A	10,400	10,372
Health Care Equipment & Supplies (3.4%)
Medtronic, Inc.
2.00%, due 10/01/2008 - 144A	27,800	27,800
Household Products (1.6%)
Procter & Gamble Co.
2.10%, due 10/15/2008 - 144A	12,600	12,590

1

	Principal	Value
Industrial Conglomerates (2.3%)
General Electric Co.
2.15%, due 10/03/2008	$18,900	$18,898
Insurance (1.1%)
Prudential Funding Corp.
2.36%, due 10/08/2008 - 10/09/2008	9,100	9,095
Oil, Gas & Consumable Fuels (1.6%)
BP Capital Markets
2.02%, due 10/28/2008 - 144A	12,975	12,955
Total Commercial Paper (cost $814,113)		814,113

REPURCHASE AGREEMENT (0.0%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $191 on 10/01/2008 • à	191	191
Total Repurchase Agreement (cost $191)		191

Total Investment Securities (cost $814,304) #		$814,304

NOTES TO SCHEDULE OF INVESTMENTS:

•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $196.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#	Aggregate cost for federal income tax purposes is $814,304.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $295,804, or 36.54% of the Fund’s net assets.

LLC	Limited Liability Corporation
PLC	Public Limited Company

2

Transamerica Munder Net50 VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.5%)
Commercial Services & Supplies (1.3%)
51Job, Inc. ADR ‡	37,500	$345
Monster Worldwide, Inc. ‡	47,400	707
Communications Equipment (12.1%)
Cisco Systems, Inc. ‡	173,000	3,903
Juniper Networks, Inc. ‡	111,500	2,349
Qualcomm, Inc.	54,400	2,338
Research In Motion, Ltd. ‡	18,550	1,267
Computers & Peripherals (6.0%)
Apple, Inc. ‡	25,900	2,944
Hewlett-Packard Co.	19,000	878
Netapp, Inc. ‡	32,000	583
Seagate Technology, Inc.	39,000	473
Hotels, Restaurants & Leisure (1.9%)
Ctrip.com International, Ltd. ADR	40,950	1,581
Insurance (1.0%)
Ehealth, Inc. ‡	53,000	848
Internet & Catalog Retail (12.3%)
Amazon.com, Inc. ‡	38,800	2,823
Drugstore.Com, Inc. ‡	207,800	488
Expedia, Inc. ‡	68,169	1,030
IAC/InterActiveCorp ‡	145,000	2,508
NetFlix, Inc. ‡	22,400	692
PetMed Express, Inc. ‡	32,839	516
priceline.com, Inc. ‡ ^	29,750	2,036
Internet Software & Services (45.0%)
Akamai Technologies, Inc. ‡	120,800	2,107
Baidu.Com ADR ‡	10,300	2,557
Bidz.Com, Inc. ‡ ^	72,680	629
Digital River, Inc. ‡	67,500	2,187
eBay, Inc. ‡	112,400	2,516
Equinix, Inc. ‡	7,000	486
Gmarket, Inc. ADR ‡	24,800	576
Google, Inc. -Class A ‡	8,650	3,464
GSI Commerce, Inc. ‡	113,800	1,762
Knot, Inc. ‡	58,400	488
Mercadolibre, Inc. ‡	14,500	295
Move, Inc. ‡	1,056,685	2,240
Napster, Inc. ‡	661,600	1,727
NetEase.Com ADR ‡	66,700	1,521
Omniture, Inc. ‡	76,000	1,395
SINA Corp. ‡	72,300	2,545
Sohu.com, Inc. ‡	15,100	842
Techtarget, Inc. ‡	141,000	987
Tencent Holdings, Ltd.	74,000	541
TheStreet.com, Inc.	145,100	869
VeriSign, Inc. ‡	79,800	2,081
Vistaprint, Ltd. ‡	17,700	581
WebMD Health Corp. -Class A ‡	51,400	1,529
Yahoo!, Inc. ‡	165,600	2,865
Media (1.1%)
Time Warner, Inc.	71,000	931
Semiconductors & Semiconductor Equipment (2.0%)
Broadcom Corp. -Class A ‡	54,500	1,015
Stmicroelectronics NV -Class Y	60,000	611
Software (17.8%)
Check Point Software Technologies ‡	94,500	2,149
McAfee, Inc. ‡	39,000	1,324
Microsoft Corp.	125,850	3,359
Oracle Corp. ‡	42,300	859
Red Hat, Inc. ‡	47,900	722
Salesforce.com, Inc. ‡	30,400	1,471
Shanda Interactive Entertainment, Ltd. ADR‡	30,500	779
Sourceforge, Inc. ‡	411,900	560
Symantec Corp. ‡	98,000	1,919
Synopsys, Inc. ‡	71,000	1,417
Total Common Stocks (cost $99,459)		82,215

	Principal
REPURCHASE AGREEMENT (0.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $99 on 10/01/2008 à •	$99	99
Total Repurchase Agreement (cost $99)		99

	Shares
SECURITIES LENDING COLLATERAL (2.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à ▲	1,964,855	1,965
Total Securities Lending Collateral (cost $1,965)		1,965

Total Investment Securities (cost $101,523) #		$84,279

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $1,845.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $106.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
▲	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $101,523. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $1,981 and $19,225, respectively. Net unrealized depreciation for tax purposes is $17,244.

DEFINITION:

ADR	American Depositary Receipt

2

Transamerica PIMCO Total Return VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (1.1%)
U.S. Treasury Inflation Indexed Bond, TIPS
2.38%, due 01/15/2025	$163		$158
U.S. Treasury Inflation Indexed Note, TIPS
3.00%, due 07/15/2012		1,370	1,426
U.S. Treasury Note
3.88%, due 05/15/2018		12,000	12,079
Total U.S. Government Obligations (cost $13,719)			13,663

U.S. GOVERNMENT AGENCY OBLIGATIONS (84.5%)
Fannie Mae
4.00%, due 08/01/2013 - 01/01/2014		3,298	3,261
4.06%, due 06/01/2043 *		492	491
4.50%, due 03/01/2010 - 03/25/2017		1,285	1,292
4.71%, due 09/01/2035 *		4,078	4,092
4.77%, due 08/01/2035 *		3,270	3,255
4.79%, due 05/01/2035 *		1,547	1,541
5.00%, due 02/01/2018 - 05/01/2038		122,197	120,230
5.50%, due 03/01/2016 - 02/01/2038		287,779	287,600
5.95%, due 01/01/2028 *		100	102
6.00%, due 01/01/2017 - 05/01/2038		56,557	57,351
6.39%, due 08/01/2036 *		1,545	1,568
6.50%, due 05/01/2034 - 06/17/2038		10,369	10,667
Fannie Mae, TBA
4.50%, due 10/01/2038		21,000	19,858
5.00%, due 10/01/2023 - 10/01/2038		101,300	98,672
5.50%, due 10/01/2023 - 10/01/2038		85,800	85,775
6.00%, due 10/01/2038		19,600	19,851
Freddie Mac
4.25%, due 09/15/2024		1,238	1,237
4.28%, due 10/25/2044 *		2,777	2,678
4.50%, due 10/01/2013 - 06/15/2017		3,708	3,718
4.74%, due 09/01/2035 *		3,710	3,710
4.94%, due 12/15/2029 *		123	121
5.00%, due 08/15/2016 - 05/15/2026		28,051	28,233
5.21%, due 08/01/2023 *		115	117
5.30%, due 09/01/2035 *		3,267	3,283
5.50%, due 03/15/2017 - 08/19/2038		25,729	25,623
6.50%, due 07/25/2043		158	162
Freddie Mac, TBA
5.50%, due 10/01/2038		129,400	128,713
Ginnie Mae
5.50%, due 11/15/2032 - 01/15/2034		3,600	3,614
6.00%, due 07/15/2036		1,147	1,166
6.50%, due 02/15/2029 - 06/20/2032		271	280
Ginnie Mae, TBA
5.00%, due 10/01/2038		6,000	5,884
5.50%, due 10/01/2038		9,000	9,008
6.00%, due 10/01/2038 - 11/01/2038		101,000	102,462
6.50%, due 10/01/2038 - 11/01/2038		62,000	63,385
Total U.S. Government Agency Obligations (cost $1,094,839)			1,099,000

FOREIGN GOVERNMENT OBLIGATIONS (5.9%)
Bundesrepublik Deutschland
4.25%, due 07/04/2039	EUR	5,700	7,566
4.75%, due 07/04/2034	EUR	12,300	17,552
5.50%, due 01/04/2031	EUR	8,800	13,755
Hong Kong Government - 144A
5.13%, due 08/01/2014	$2,700		2,702
Japanese Government CPI Linked Bond, TIPS
1.40%, due 06/10/2018	JPY	994,700	9,007
Korea Expressway Corp. - 144A
5.13%, due 05/20/2015	$850		780
Republic of Brazil
10.25%, due 01/10/2028	BRL	2,800	1,295
Republic of Germany
5.63%, due 01/04/2028	EUR	6,400	10,097
6.25%, due 01/04/2030	EUR	5,800	9,844
Republic of South Africa
5.25%, due 05/16/2013	EUR	65	84
U.K. Gilt
4.50%, due 12/07/2042	GBP	2,500	4,418
Total Foreign Government Obligations (cost $78,379)			77,100

SHORT-TERM U.S. GOVERNMENT OBLIGATION (0.2%)
U.S. Treasury Bill
Zero Coupon, due 11/28/2008 - 12/11/2008	$2,000		1,996
Total Short-Term U.S. Government Obligation (cost $1,996)			1,996

MORTGAGE-BACKED SECURITIES (13.0%)
Adjustable Rate Mortgage Trust
Series 2005-5, Class 2A1
5.14%, due 09/25/2035		527	418
American Home Mortgage Assets
Series 2006-4, Class 1A12
3.42%, due 10/25/2046 *		6,598	2,560
Series 2006-5, Class A1
3.78%, due 11/25/2046 *		1,190	631
American Home Mortgage Investment Trust
Series 2005-2, Class 5A2
3.36%, due 09/25/2035 *		♦	♦
Banc of America Funding Corp.
Series 2005-D, Class A1
4.13%, due 05/25/2035 *		323	275
Series 2006-J, Class 4A1
6.13%, due 01/20/2047		325	220
BCAP LLC Trust
Series 2006-AA2, Class A1
3.38%, due 01/25/2037 *		1,856	1,142
Bear Stearns Adjustable Rate Mortgage Trust
Series 2003-5, Class 2A1
4.54%, due 08/25/2033		4,388	4,028
Series 2003-8, Class 2A1
4.73%, due 01/25/2034 *		213	210
Series 2003-8, Class 4A1
4.84%, due 01/25/2034		332	311
Series 2003-9, Class 2A1
4.48%, due 02/25/2034		459	373
Series 2004-10, Class 22A1
4.96%, due 01/25/2035		482	437
Series 2005-2, Class A2
4.13%, due 03/25/2035 *		2,334	2,233
Series 2005-5, Class A1
4.35%, due 08/25/2035 *		39	37
Series 2005-5, Class A2
4.55%, due 08/25/2035 *		1,058	1,011
Series 2005-7, Class 22A1
5.50%, due 09/25/2035		1,022	823

	Principal	Value
Mortgage Backed Securities (continued)
Series 2005-9, Class A1
4.63%, due 10/25/2035 *	$2,673	$2,408
Series 2006-6, Class 32A1
5.77%, due 11/25/2036	1,565	1,013
Series 2006-8, Class 3A1
3.37%, due 02/25/2034 *	1,324	809
Bear Stearns Alt-A Trust
Series 2006-7, Class 1A2
3.43%, due 12/25/2046 *	371	113
Series 2006-R1, Class 2E21
5.47%, due 08/25/2036	1,000	550
Bear Stearns Commercial Mortgage Securities
Series 2007-PW18, Class A4
5.70%, due 06/11/2050	2,000	1,700
Bear Stearns Structured Products, Inc.
Series 2007-R6, Class 1A1
4.64%, due 01/26/2036	1,007	813
Series 2007-R6, Class 2A1
5.77%, due 12/26/2046	690	554
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1
4.75%, due 08/25/2035 *	1,704	1,619
Series 2005-6, Class A2
4.25%, due 08/25/2035 *	1,270	1,210
Series 2006-AR1, Class 1A1
4.90%, due 10/25/2035 *	5,357	4,895
Series 2007-10, Class 22AA
6.01%, due 09/25/2037	6,698	4,685
Countrywide Alternative Loan Trust
Series 2003-J1, Class 4A1
6.00%, due 10/25/2032	53	47
Series 2003-J3, Class 2A1
6.25%, due 12/25/2033	712	692
Series 2005-11CB, Class 2A8
4.50%, due 06/25/2035	392	388
Series 2005-56, Class 5A2
3.98%, due 11/25/2035 *	1,104	718
Series 2005-81, Class A1
3.49%, due 02/25/2037 *	2,615	1,693
Series 2006-OA1, Class 2A1
3.40%, due 03/20/2046 *	2,147	1,322
Series 2006-OA17, Class 1A1A
3.38%, due 12/20/2046 *	6,439	3,911
Series 2006-OA19, Class A1
3.37%, due 02/20/2047 *	2,297	1,400
Series 2007-HY4, Class 1A1
5.43%, due 06/25/2037	5,093	3,450
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2002-30, Class M
7.05%, due 10/19/2032 *	100	95
Series 2003-R4, Class 2A
6.50%, due 01/25/2034 -144A	885	810
Series 2004-12, Class 11A1
4.72%, due 08/25/2034	237	187
Series 2004-R1, Class 2A
6.50%, due 11/25/2034 -144A	1,277	1,243
Series 2005-HY10, Class 5A1
5.61%, due 02/20/2036	638	427
Series 2006-OA5, Class 2A2
3.51%, due 04/25/2046 *	885	362
Credit Suisse Mortgage Capital Certificates
Series 2006-C4, Class A3
5.47%, due 09/15/2039	6,800	5,977
CS First Boston Mortgage Securities Corp.
Series 2003-AR15, Class 2A1
5.01%, due 06/25/2033	1,419	1,387
First Horizon Asset Securities, Inc.
Series 2003-AR2, Class 2A1
4.43%, due 07/25/2033 *	1,403	1,378
Series 2005-AR3, Class 2A1
5.36%, due 08/25/2035 *	230	199
Greenpoint Mortgage Funding Trust
Series 2006-AR7, Class 1A32
3.41%, due 12/25/2046 *	800	289
Greenpoint Mortgage Pass-Through Certificates
Series 2003-1, Class A1
5.45%, due 10/25/2033 *	531	518
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9, Class A4
5.44%, due 03/10/2039	2,400	2,028
GS Mortgage Securities Corp. II
Series 2007-EOP, Class A1
4.14%, due 03/06/2020 -144A *	1,925	1,728
GSR Mortgage Loan Trust
Series 2005-AR6, Class 2A1
4.54%, due 09/25/2035 *	1,002	856
Harborview Mortgage Loan Trust
Series 2005-4, Class 4A
5.22%, due 07/19/2035	1,184	798
Series 2006-1, Class 2A1A
3.27%, due 03/19/2037 *	3,674	2,258
Series 2006-5, Class 2A1A
3.21%, due 07/19/2046 *	1,400	870
Series 2006-7, Class 2A1A
3.23%, due 09/19/2046 *	1,009	611
Series 2007-1, Class 2A1A
3.16%, due 04/19/2038 *	2,413	1,482
IndyMac Index Mortgage Loan Trust
Series 2004-AR11, Class 2A
5.05%, due 12/25/2034	127	103
Series 2006-AR12, Class A1
3.40%, due 09/25/2046 *	1,200	728
JPMorgan Mortgage Trust
Series 2005-A1, Class 6T1
5.02%, due 02/25/2035 *	947	825
Series 2007-A1, Class 5A5
4.77%, due 07/25/2035 *	5,164	4,622
LB-UBS Commercial Mortgage Trust
Series 2007-C7, Class A3
5.87%, due 09/15/2045	4,700	4,028
Lehman XS Trust
Series 2006-10N, Class 1A1A
3.29%, due 07/25/2046 *	354	348
Master Adjustable Rate Mortgages Trust
Series 2004-13, Class 3A4
3.79%, due 11/21/2034 *	554	548

	Principal	Value
Mortgage Backed Securities (continued)
Master Alternative Loans Trust
Series 2006-2, Class 2A1
3.61%, due 03/25/2036 *	$541	$296
Merrill Lynch Mortgage Investors, Inc.
Series 2005-A10, Class A
3.42%, due 02/25/2036 *	503	408
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-9, Class A4
5.70%, due 09/12/2049	3,700	3,133
MLCC Mortgage Investors, Inc.
Series 2005-2, Class 1A
4.25%, due 10/25/2035 *	23,515	21,940
Series 2005-2, Class 2A
4.25%, due 10/25/2035 *	681	608
Series 2005-2, Class 3A
4.21%, due 10/25/2035 *	160	145
Series 2005-3, Class 4A
3.46%, due 11/25/2035 *	122	110
Morgan Stanley Capital I
Series 2007-XLFA, Class A1
4.62%, due 10/15/2020 -144A *	1,974	1,771
Nomura Asset Acceptance Corp.
Series 2004-R1, Class A1
6.50%, due 03/25/2034 -144A	1,153	1,010
Residential Accredit Loans, Inc.
Series 2005-QO3, Class A1
3.61%, due 10/25/2045 *	800	520
Series 2006-QO6, Class A1
3.39%, due 06/25/2046 *	1,060	662
Residential Accredit Loans, Inc.
Series 2006-QO7, Class 3A1
3.31%, due 09/25/2046 *	502	429
Residential Asset Securitization Trust
Series 2006-R1, Class A2
3.61%, due 01/25/2046 *	1,015	629
Residential Funding Mortgage Securities I
Series 2003-S9, Class A1
6.50%, due 03/25/2032	59	55
Series 2005-SA4, Class 1A21
5.21%, due 09/25/2035	550	473
Sequoia Mortgage Trust
Series 10, Class 2A1
3.57%, due 10/20/2027 *	137	121
Structured Adjustable Rate Mortgage Loan Trust
Series 2004-20, Class 3A1
5.34%, due 01/25/2035	441	322
Series 2005-17, Class 3A1
5.54%, due 08/25/2035	164	133
Structured Asset Mortgage Investments, Inc.
Series 2002-AR3, Class A1
3.36%, due 09/19/2032 *	55	50
Series 2005-AR5, Class A1
3.28%, due 07/19/2035 *	89	55
Series 2005-AR5, Class A2
3.28%, due 07/19/2035 *	199	182
Series 2005-AR5, Class A3
3.28%, due 07/19/2035 *	378	313
Series 2005-AR8, Class A1A
3.49%, due 02/25/2036 *	466	300
Series 2006-AR3, Class 12A1
3.43%, due 05/25/2036 *	2,842	1,746
Series 2006-AR6, Class 2A1
3.40%, due 07/25/2046 *	6,706	4,126
TBW Mortgage Backed Pass-Through Certificates
Series 2006-6, Class A1
3.32%, due 01/25/2037 *	1,677	1,591
Wachovia Bank Commercial Mortgage Trust
Series 2006-WL7A, Class A1
4.65%, due 09/15/2021 -144A *	1,715	1,566
Series 2007-C30, Class A5
5.34%, due 12/15/2043	5,100	4,204
WAMU Mortgage Pass Through Certificates
Series 2006-AR9, Class 2A
4.20%, due 08/25/2046 *	2,566	1,848
Series 2002-AR2, Class A
3.95%, due 02/27/2034 *	197	186
Series 2003-AR9, Class 2A
4.49%, due 09/25/2033 *	6,569	6,339
Series 2003-R1, Class A1
3.75%, due 12/25/2027 *	5,788	4,979
Series 2004-AR1, Class A
4.23%, due 03/25/2034	680	655
Series 2006-AR10, Class 1A1
5.93%, due 09/25/2036	2,985	2,316
Series 2006-AR17, Class 1A
3.68%, due 12/25/2046 *	1,296	719
Series 2006-AR19, Class 1A1A
3.59%, due 01/25/2047 *	374	237
Series 2006-AR3, Class A1A
3.86%, due 02/25/2046 *	1,601	960
Series 2006-AR7, Class 3A
4.20%, due 07/25/2046 *	2,331	1,731
Series 2006-AR7, Class C1B2
3.43%, due 07/25/2046 *	804	629
Series 2007-HY1, Class 1A1
5.71%, due 02/25/2037	1,185	872
Series 2007-HY1, Class 4A1
5.47%, due 02/25/2037	6,678	5,605
Series 2007-OA1, Class A1A
3.56%, due 02/25/2047 *	6,632	3,655
Series 2007-OA3, Class 2A1A
3.62%, due 04/25/2047 *	896	543
Series 2007-OA6, Class 1A
3.67%, due 07/25/2047 *	1,184	716
Wells Fargo Mortgage Backed Securities Trust
Series 2003-13, Class A5
4.50%, due 11/25/2018	769	748
Series 2004-CC, Class A1
4.95%, due 01/25/2035 *	1,268	1,148
Series 2006-AR4, Class 2A6
5.77%, due 04/25/2036 *	915	620
Series 2006-AR8, Class 2A4
5.24%, due 04/25/2036	4,274	4,008
Total Mortgage Backed Securities (cost $191,795)		168,816

	Principal	Value
ASSET-BACKED SECURITIES (3.5%)
Amortizing Residential Collateral Trust
Series 2002-BC4, Class A
3.50%, due 07/25/2032 *	$6	$4
Asset Backed Funding Certificates
Series 2006-HE1, Class A2A
3.27%, due 01/25/2037 *	1,893	1,786
Aurum CLO
Series 2002-1A, Class A1
5.18%, due 04/15/2014 -144A *	3,132	3,032
Bear Stearns Asset Backed Securities Trust
Series 2002-2, Class A1
3.87%, due 10/25/2032 *	55	48
Series 2006-SD4, Class 1A1
5.44%, due 10/25/2036	1,261	919
Citigroup Mortgage Loan Trust, Inc.
Series 2006-WFH3, Class A1
3.26%, due 10/25/2036 *	73	73
Series 2006-WFH3, Class A2
3.31%, due 10/25/2036 *	2,300	2,208
Series 2007-AHL1, Class A2A
3.25%, due 12/25/2036 *	363	335
Countrywide Asset-Backed Certificates
Series 2006-11, Class 3AV1
3.27%, due 09/25/2046 *	384	381
Series 2006-13, Class 3AV1
3.26%, due 01/25/2037 *	72	72
Series 2006-24, Class 2A1
3.26%, due 05/25/2037 *	2,373	2,308
Series 2006-25, Class 2A1
3.28%, due 06/25/2037 *	933	899
Series 2006-8, Class 2A1
3.24%, due 01/25/2046 *	299	297
Series 2006-SD1, Class A1
3.37%, due 02/25/2036 -144A *	403	356
Series 2007-5, Class 2A1
3.31%, due 09/25/2047 *	2,503	2,360
First Franklin Mortgage Loan Asset Backed Certificates
Series 2006-FF18, Class A2A
3.28%, due 12/25/2037 *	1,985	1,916
Home Equity Asset Trust
Series 2002-1, Class A4
3.81%, due 11/25/2032 *	1	1
JPMorgan Mortgage Acquisition Corp.
Series 2007-CH3, Class A2
3.29%, due 03/25/2037 *	529	493
Lehman XS Trust
Series 2006-16N, Class A1A
3.29%, due 11/25/2046 *	1,766	1,687
Series 2006-17, Class WF11
3.33%, due 11/25/2036 *	936	884
Series 2006-4N, Class A1B1
3.38%, due 04/25/2046 *	1,100	1,034
Series 2006-GP4, Class 2A2
3.44%, due 08/25/2046 *	814	360
Long Beach Mortgage Loan Trust
Series 2006-9, Class 2A1
3.27%, due 10/25/2036 *	366	348
Merrill Lynch Mortgage Investors, Inc.
Series 2006-FF1, Class A2A
3.28%, due 08/25/2036 *	825	803
Series 2006-RM2, Class A2A
3.24%, due 05/25/2037 *	656	646
Morgan Stanley Capital I
Series 2006-HE7, Class A2A
3.26%, due 09/25/2036 *	1,220	1,200
Series 2006-NC2, Class A2B
3.33%, due 02/25/2036 *	1,515	1,497
Series 2006-WMC2, Class A2A
3.25%, due 07/25/2036 *	355	352
Series 2007-HE2, Class A2A
3.25%, due 01/25/2037 *	2,194	2,071
Morgan Stanley Mortgage Loan Trust
Series 2007-3XS, Class 2A1A
3.28%, due 01/25/2047 *	3,502	3,265
Residential Asset Mortgage Products, Inc.
Series 2006-RZ5, Class A1A
3.31%, due 08/25/2046 *	1,743	1,677
Residential Asset Securities Corp.
Series 2007-KS1, Class A1
3.27%, due 01/25/2037 *	1,732	1,682
Securitized Asset Backed Receivables LLC Trust
Series 2007-NC2, Class A2A
3.25%, due 01/25/2037 *	2,148	2,027
Small Business Administration
Series 2003-20I, Class 1
5.13%, due 09/01/2023	399	395
Small Business Administration
Series 2004-20C, Class 1
4.34%, due 03/01/2024	2,366	2,230
Series 2004-P10A, Class 1
4.50%, due 02/01/2014	823	785
Soundview Home Equity Loan Trust
Series 2006-EQ2, Class A1
3.29%, due 01/25/2037 *	451	441
Structured Asset Securities Corp.
Series 2002-HF1, Class A
3.50%, due 01/25/2033 *	2	2
Series 2006-BC3, Class A2
3.26%, due 10/25/2036 *	1,672	1,587
Series 2007-GEL1, Class A1
3.31%, due 01/25/2037 -144A *	2,019	1,839
Wells Fargo Home Equity Trust
Series 2007-1, Class A1
3.31%, due 03/25/2037 *	892	864
Total Asset Backed Securities (cost $47,630)		45,164

		Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (3.4%)
Buckeye Tobacco Settlement Financing Authority
5.88%, due 06/01/2047		$4,400	$3,440
Chicago Transit Authority
6.90%, due 12/01/2040		14,500	15,011
City of Houston Texas
5.00%, due 11/15/2036		900	826
Golden State Tobacco Securitization Corp.
5.13%, due 06/01/2047		300	201
Los Angeles Department of Water & Power
5.00%, due 07/01/2044		7,100	6,392
Los Angeles Unified School District
4.50%, due 07/01/2022		1,900	1,770
New York City Municipal Water Finance Authority
5.00%, due 06/15/2037		2,400	2,218
Palomar Community College District
4.75%, due 05/01/2032		100	89
State of Texas
5.00%, due 04/01/2037		7,100	6,621
Tobacco Securitization Authority
5.13%, due 06/01/2046		3,100	2,081
Tobacco Settlement Finance Authority of West Virginia
7.47%, due 06/01/2047		2,660	2,344
Tobacco Settlement Financing Corp.
5.00%, due 06/01/2041		4,000	2,521
5.88%, due 05/15/2039		100	83
Total Municipal Government Obligations (cost $47,475)			43,597

CORPORATE DEBT SECURITIES (28.0%)
Airlines (0.1%)
Continental Airlines, Inc.
7.06%, due 09/15/2009		1,000	982
United Airlines, Inc.
6.20%, due 09/01/2008		110	107
6.60%, due 09/01/2013		32	31
Automobiles (0.3%)
Daimler Finance North America LLC
3.17%, due 03/13/2009 *		3,000	2,989
General Motors Corp.
8.38%, due 07/05/2033	EUR	2,000	1,070
Business Credit Institutions (0.7%)
American International Group, Inc.
8.25%, due 08/15/2018 -144A		12,300	7,146
Caterpillar Financial Services Corp.
2.87%, due 05/18/2009 *		700	699
Capital Markets (3.9%)
Bear Stearns Cos., Inc.
7.63%, due 12/07/2009		560	565
Goldman Sachs Group, Inc.
3.29%, due 12/22/2008 *		800	789
6.25%, due 09/01/2017		9,700	8,121
6.75%, due 10/01/2037		6,100	4,072
Lehman Brothers Holdings, Inc.
2.85%, due 12/23/2008 Џ		4,800	600
5.63%, due 01/24/2013 Џ		9,800	1,225
6.75%, due 12/28/2017 Џ		4,000	5
6.88%, due 05/02/2018 Џ		1,200	150
Capital Markets (continued)
Merrill Lynch & Co., Inc.
3.23%, due 12/22/2008 *		4,800	4,642
6.05%, due 08/15/2012		400	375
6.88%, due 04/25/2018		7,200	6,370
Morgan Stanley
2.85%, due 05/07/2009 *		4,100	3,555
5.23%, due 10/15/2015 *		1,100	600
5.95%, due 12/28/2017		18,900	11,840
6.63%, due 04/01/2018		13,900	9,199
6.75%, due 04/15/2011		400	296
Commercial Banks (8.3%)
ANZ National International, Ltd.
6.20%, due 07/19/2013 -144A		14,700	14,593
Bank of Ireland
3.07%, due 12/19/2008 *		4,800	4,792
Bank of Scotland PLC
4.68%, due 07/17/2009 -144A *		2,000	1,988
Barclays Bank PLC
5.45%, due 09/12/2012		9,400	9,373
6.05%, due 12/04/2017 -144A		6,000	5,580
7.43%, due 12/15/2017 -144A ¡ Ž		2,000	1,629
7.70%, due 04/25/2018 -144A ¡ Ž		6,900	6,063
China Development Bank
5.00%, due 10/15/2015		300	283
Credit Suisse, Inc.
5.00%, due 05/15/2013		21,800	20,202
Deutsche Bank AG
6.00%, due 09/01/2017		8,600	8,125
Glitnir Banki HF
3.05%, due 04/20/2010 -144A *		500	431
HSBC Capital Funding LP
10.18%, due 06/30/2030 -144A ¡ Ž		100	98
Rabobank Capital Funding II
5.26%, due 12/31/2013 -144A ¡ Ž		1,000	926
Rabobank Capital Funding Trust
5.25%, due 10/21/2016 -144A ¡ Ž		1,480	1,276
Rabobank Nederland NV
4.77%, due 01/15/2009 -144A *		3,800	3,797
Royal Bank of Scotland PLC
7.64%, due 09/29/2017 ¡ Ž		7,000	5,215
Santander SA
2.86%, due 02/06/2009 -144A *		3,800	3,789
2.87%, due 11/20/2009 -144A *		4,700	4,655
Sumitomo Mitsui Banking Corp.
5.63%, due 10/15/2015 -144A ¡ Ž		550	439
UBS AG
5.88%, due 12/20/2017		5,600	4,972
Unicredit Luxembourg Finance SA
2.85%, due 10/24/2008 -144A *		4,200	4,197
Wachovia Corp.
7.98%, due 03/15/2018 ¡ Ž		12,700	5,308
Commercial Services & Supplies (0.1%)
Waste Management, Inc.
7.38%, due 08/01/2010		700	725
Consumer Finance (1.5%)
American Express Co.
5.50%, due 04/16/2013		5,200	4,759
6.15%, due 08/28/2017		3,300	2,808
Capital One Financial Corp.
6.75%, due 09/15/2017		3,400	2,993

	Principal	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC
7.25%, due 10/25/2011	$300	$191
7.80%, due 06/01/2012	2,300	1,428
9.75%, due 09/15/2010	800	574
GMAC LLC
4.05%, due 05/15/2009 *	100	72
6.63%, due 05/15/2012	2,600	1,101
7.00%, due 02/01/2012	2,800	1,141
7.25%, due 03/02/2011	700	331
HSBC Finance Corp.
2.90%, due 03/12/2010 *	3,200	3,003
6.38%, due 10/15/2011	2,000	1,979
Diversified Financial Services (7.4%)
American Express Credit Corp.
5.88%, due 05/02/2013	14,400	13,272
Bank of America Corp.
5.65%, due 05/01/2018	14,300	12,045
8.00%, due 01/30/2018 ¡ Ž	7,500	5,939
8.13%, due 05/15/2018 ¡ Ž	13,300	10,746
Citigroup, Inc.
2.95%, due 06/09/2009 *	2,000	1,965
5.50%, due 04/11/2013	5,500	4,801
5.88%, due 05/29/2037	1,100	763
8.30%, due 12/21/2057 ¡	3,300	2,459
8.40%, due 04/30/2018 ¡ Ž	10,100	6,875
General Electric Capital Corp.
2.80%, due 10/24/2008 *	16,400	16,386
5.88%, due 01/14/2038	3,700	2,728
6.50%, due 09/15/2067 -144A	GBP 3,800	4,022
JPMorgan Chase & Co.
6.00%, due 01/15/2018	10,000	9,119
Petroleum Export, Ltd.
5.27%, due 06/15/2011 -144A	473	468
Santander SA
6.67%, due 10/24/2017 -144A ¡ Ž	2,100	1,957
Williams Cos., Inc.
6.75%, due 04/15/2009 -144A	1,900	1,894
Diversified Telecommunication Services (0.6%)
AT&T, Inc.
4.13%, due 09/15/2009	3,025	3,001
6.30%, due 01/15/2038	1,900	1,573
KT Corp.
4.88%, due 07/15/2015 -144A	900	799
Qwest Corp.
5.63%, due 11/15/2008	3,000	2,970
Electric Utilities (0.5%)
Columbus Southern Power Co.
5.50%, due 03/01/2013	100	97
Entergy Gulf States, Inc.
5.70%, due 06/01/2015	750	712
Florida Power Corp.
4.80%, due 03/01/2013	1,960	1,933
Niagara Mohawk Power Corp.
7.75%, due 10/01/2008	825	825
Ohio Power Co.
5.50%, due 02/15/2013	100	97
Progress Energy, Inc.
6.85%, due 04/15/2012	440	453
7.10%, due 03/01/2011	282	290
PSEG Power LLC
6.95%, due 06/01/2012	921	939
Food & Staples Retailing (0.3%)
New Albertsons, Inc.
6.95%, due 08/01/2009	300	295
Wal-Mart Stores, Inc.
5.80%, due 02/15/2018	2,000	1,954
6.50%, due 08/15/2037	800	751
Food Products (0.4%)
Kraft Foods, Inc.
5.63%, due 11/01/2011	4,000	4,015
6.88%, due 02/01/2038	700	644
Health Care Providers & Services (0.2%)
HCA, Inc.
9.25%, due 11/15/2016	600	583
UnitedHealth Group, Inc.
6.00%, due 02/15/2018	3,500	3,166
6.88%, due 02/15/2038	700	616
Hotels, Restaurants & Leisure (0.2%)
Mandalay Resort Group
6.50%, due 07/31/2009	2,300	2,185
Insurance (0.7%)
American International Group, Inc.
8.18%, due 05/15/2058 -144A ¡	13,400	2,147
Metropolitan Life Global Funding I
2.85%, due 05/17/2010 -144A *	2,600	2,566
5.13%, due 04/10/2013 -144A	2,600	2,526
Principal Life Income Funding Trusts
5.30%, due 04/24/2013	1,000	997
Machinery (0.1%)
Tyco International, Ltd.
6.38%, due 10/15/2011	1,510	1,522
Media (0.0%)
Time Warner, Inc.
6.88%, due 05/01/2012	410	406
Metals & Mining (0.2%)
Alcoa, Inc.
6.00%, due 07/15/2013	300	294
6.75%, due 07/15/2018	2,300	2,208
Office Electronics (0.2%)
Xerox Corp
9.75%, due 01/15/2009	2,200	2,237
Oil, Gas & Consumable Fuels (1.2%)
Chesapeake Energy Corp.
7.00%, due 08/15/2014	300	280
El Paso Corp.
7.75%, due 01/15/2032	425	356
7.80%, due 08/01/2031	125	105
Enterprise Products Operating, LP
4.95%, due 06/01/2010	500	496
GAZ Capital SA
8.15%, due 04/11/2018 -144A	1,200	1,050
8.63%, due 04/28/2034 Reg S	2,300	2,093
Kerr-McGee Corp.
6.88%, due 09/15/2011	4,000	4,106
NGPL Pipeco LLC
7.12%, due 12/15/2017 -144A	4,100	3,891
7.77%, due 12/15/2037 -144A	1,700	1,667
Sonat, Inc.
7.63%, due 07/15/2011	1,000	1,012
Southern Natural Gas Co.
8.00%, due 03/01/2032	820	763
Williams Cos., Inc.
7.50%, due 01/15/2031	300	273

	Principal	Value
Personal Products (0.3%)
Avon Products, Inc.
5.13%, due 01/15/2011	$4,000	$3,992
Real Estate Investment Trusts (0.1%)
Ventas Realty, LP
8.75%, due 05/01/2009	1,000	1,000
Road & Rail (0.0%)
Norfolk Southern Corp.
6.75%, due 02/15/2011	550	574
Thrifts & Mortgage Finance (0.6%)
Nykredit Realkredit A/S
5.00%, due 10/01/2038 *	17,146	2,890
Realkredit Danmark A/S
5.00%, due 10/01/2038 *	33,820	5,686
Tobacco (0.1%)
Reynolds American, Inc.
7.63%, due 06/01/2016	800	794
Wireless Telecommunication Services (0.0%)
AT&T Mobility LLC
6.50%, due 12/15/2011	560	570
Total Corporate Debt Securities (cost $456,478)		364,102

	Shares
CONVERTIBLE PREFERRED STOCKS (0.2%)
Diversified Financial Services (0.1%)
Bank of America Corp., 7.25% 	2,000	1,670
Insurance (0.1%)
American International Group, Inc., 8.50% 	97,000	833
Total Convertible Preferred Stocks (cost $9,275)		2,503

PREFERRED STOCKS (0.4%)
Commercial Banks (0.1%)
Wachovia Corp., 7.50% 	2,200	847
Thrifts & Mortgage Finance (0.3%)
DG Funding Trust, 10.43% -144A § *	380	3,866
U.S. Government Agency Obligation (0.0%)
Fannie Mae, 8.25% 	65,000	142
Total Preferred Stocks (cost $7,867)		4,855

	Principal
LOAN ASSIGNMENTS (1.3%)
Automobiles (0.3%)
DaimlerChrysler Finco
9.00%, due 08/03/2012	$4,950	3,432
Energy Equipment & Services (0.3%)
TXU Corp.
6.48%, due 10/10/2014	438	368
8.40%, due 10/10/2014	3,562	2,998
Health Care Providers & Services (0.5%)
HCA, Inc.
7.60%, due 11/18/2013	4,618	4,042
Health Management Associates, Inc.
6.95%, due 02/28/2014	2,634	2,274
Hotels, Restaurants & Leisure (0.1%)
Las Vegas Sands Corp.
3.00%, due 05/23/2014	417	313
6.58%, due 05/23/2014	2,066	1,548
Mortgage-Backed Security (0.1%)
CSC Holdings, Inc.
1.00%, due 02/24/2013	1,489	1,340
Total Loan Assignments (cost $19,019)		16,315

COMMERCIAL PAPER (4.9%)
U.S. Government Agency Obligation (4.9%)
Federal Home Loan Bank Discount Notes
2.27% due 10/01/2008	63,900	63,900
Total Commercial Paper (cost $63,900)		63,900

REPURCHASE AGREEMENT (0.3%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $4,133 on 10/01/2008 à •	4,132	4,132
Total Repurchase Agreement (cost $4,132)		4,132

	Contracts Г
PURCHASED OPTIONS (0.4%)
Covered Call Options (0.3%)
CBOT 5-Year Future
Call Strike $124.00
Expires 11/21/2008	181	1
CBOT 5-Year Future
Call Strike $124.00
Expires 11/21/2008	3,651	57
IRO EURO §
Call Strike $4.35
Expires 09/14/2009	23,600,000	348
IRO USD §
Call Strike $3.50
Expires 08/03/2009	155,300,000	1,231
IRO 2-Year USD §
Call Strike $3.15
Expires 02/02/2009	88,800,000	450
IRO 2-Year USD §
Call Strike $3.45
Expires 08/03/2009	28,200,000	213
IRO 2-Year USD §
Call Strike $3.45
Expires 08/03/2009	9,000,000	68
IRO 2-Year USD §
Call Strike $3.50
Expires 02/02/2009	9,700,000	78
IRO 2-Year USD §
Call Strike $3.50
Expires 02/02/2009	41,400,000	331
IRO 2-Year USD §
Call Strike $3.45
Expires 08/03/2009	12,000,000	91
IRO 5-Year USD §
Call Strike $5.05
Expires 12/18/2009	3,100,000	131
IRO 5-Year USD §
Call Strike $5.05
Expires 12/18/2009	15,600,000	657
JPY Currency Future §
Call Strike $104.00
Expires 03/17/2010	6,800,000	287
JPY Currency Future §
Call Strike $105.40
Expires 03/31/2010	2,200,000	77
JPY Currency Future §
Call Strike $105.40
Expires 03/31/2010	2,400,000	84

	Contracts Г	Value
Put Options (0.1%)
JPY Currency Future §
Put Strike $104.00
Expires 03/17/2010	6,800,000	$425
JPY Currency Future §
Put Strike $105.40
Expires 03/31/2010	2,200,000	152
JPY Currency Future §
Put Strike $105.40
Expires 03/31/2010	2,400,000	166
IRO 5-Year USD §
Put Strike $5.05
Expires 12/18/2009	3,100,000	55
IRO 5-Year USD §
Put Strike $5.05
Expires 12/18/2009	15,600,000	279
Total Purchased Options (cost $6,086)		5,181

	Notional Amount
PURCHASED SWAPTIONS (0.2%)
Covered Call Options (0.1%)
JPY Currency Future §
Call Strike $104.00
Expires 03/17/2010	$1,500	63
JPY Currency Future §
Call Strike $148.40
Expires 06/03/2010	1,800	102
OTC EURO vs USD Currency §
Call Strike $1.38
Expires 05/21/2010	1,000	98
OTC EURO vs USD Currency §
Call Strike $1.38
Expires 05/21/2010	1,000	98
OTC EURO vs USD Currency §
Call Strike $1.38
Expires 05/21/2010	1,500	147
OTC EURO vs USD Currency §
Call Strike $1.38
Expires 06/03/2010	2,600	257
IRO EURO §
Call Strike $4.07
Expires 09/14/2009	98,000	656
IRO USD §
Call Strike $3.60
Expires 07/02/2009	18,200	163
Put Options (0.1%)
JPY Currency Future §
Put Strike $104.00
Expires 03/17/2010	1,500	94
JPY Currency Future §
Put Strike $148.40
Expires 06/03/2010	1,800	215
OTC EURO vs USD Currency §
Put Strike $75.00
Expires 12/04/2008	20,000	2
OTC EURO vs USD Currency §
Put Strike $72.03
Expires 12/04/2008	90,000	26
OTC EURO vs USD Currency §
Put Strike $1.38
Expires 05/21/2010	1,000	76
OTC EURO vs USD Currency §
Put Strike $81.25
Expires 12/11/2008	100,000	9
OTC EURO vs USD Currency §
Put Strike $1.38
Expires 05/21/2010	1,000	76
OTC EURO vs USD Currency §
Put Strike $1.38
Expires 05/21/2010	1,500	113
OTC EURO vs USD Currency §
Put Strike $1.38
Expires 06/03/2010	2,600	198
OTC GN §
Put Strike $85.00
Expires 10/15/2008	8,000	♦
Total Purchased Swaptions (cost $1,573)		2,393

Total Investment Securities (cost $2,044,163) #		$1,912,717

	Notional Amount	Value
WRITTEN-SWAPTIONS (-0.4%)
Call Options (-0.4%)
IRO EURO Swaption	$31,600	$(449)
Call Strike $4.25
Expires 9/14/2009
IRO USD Swaption	7,900	(170)
Call Strike $4.20
Expires 7/2/2009
IRO USD	67,500	(1,598)
Call Strike $4.30
Expires 8/3/2009
5-Year IRO USD	4,200	(92)
Call Strike $4.30
Expires 2/2/2009
7-Year USD	13,900	(434)
Call Strike $4.60
Expires 2/2/2009
7-Year IRO USD	29,600	(593)
Call Strike $4.25
Expires 2/2/2009
5-Year IRO USD	5,200	(107)
Call Strike $4.15
Expires 8/3/2009
7-Year IRO USD	3,000	(84)
Call Strike $4.40
Expires 8/3/2009
7-Year IRO USD	9,400	(264)
Call Strike $4.40
Expires 8/3/2009
30-Year IRO USD	3,400	(314)
Call Strike $5.25
Expires 10/27/2008
30-Year IRO USD	3,400	(13)
Call Strike $5.25
Expires 10/27/2008
30-Year IRO USD	8,500	(785)
Call Strike $5.25
Expires 10/27/2008
Put Options (0.0%)
30-Year IRO USD	8,500	(33)
Put Strike $5.25
Expires 10/27/2008
Total Written Swaptions (Premiums: $5,201)		(4,936)

WRITTEN-OPTIONS (0.0%) ф
Call Options (0.0%)
CBOT 5-Year Future	326	(178)
Call Strike $115.00
Expires 11/21/2008
Put Options (0.0%)
CBOT 5-Year Future	326	(206)
Put Strike $115.00
Expires 11/21/2008
Total Written Options (Premiums: $262)		(384)

INTEREST RATE SWAP AGREEMENTS - PAYABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
3-month USD-LIBOR	4.00%	12/17/2013	MYC		516,800	$3,620
3-month USD-LIBOR	4.00%	12/17/2013	RYL		201,800	2,248
3-month USD-LIBOR	4.00%	12/17/2013	JPM		29,800	179
3-month USD-LIBOR	4.00%	12/17/2013	MLC		110,100	25
3-month USD-LIBOR	5.00%	12/17/2013	FBF		118,700	(137)
3-month USD-LIBOR	5.00%	12/17/2013	BRC		141,200	559
3-month USD-LIBOR §	5.00%	12/17/2015	RYL		8,200	132
3-month USD-LIBOR §	5.00%	12/15/2035	DUB		20,100	494
6-month EURIBOR	4.00%	6/18/2010	MYC	EUR	65,500	(1,582)
6-month EURIBOR	4.50%	9/21/2009	GLM	EUR	2,800	(6)
6-month EURIBOR §	4.50%	3/18/2011	BPS	EUR	46,200	(63)
6-month EURIBOR	4.50%	3/18/2014	RYL	EUR	21,000	(288)
6-month EURIBOR	4.50%	3/18/2014	DUB	EUR	18,900	(43)
6-month EURIBOR §	5.00%	3/18/2010	GLM	EUR	89,600	1,024
6-month EURIBOR §	5.00%	3/18/2010	BRC	EUR	38,800	442
6-month EURIBOR §	5.00%	9/17/2010	DUB	EUR	62,400	931
6-month EURIBOR §	5.00%	7/13/2037	UAG	EUR	1,000	95
6-month EURIBOR §	5.50%	12/17/2010	MYC	EUR	21,400	483
6-month EURIBOR §	5.50%	12/17/2010	BRC	EUR	4,900	96
6-month GBP-LIBOR §	4.00%	9/17/2013	MYC	GBP	6,800	(144)
6-month GBP-LIBOR §	5.00%	3/18/2011	CBK	GBP	19,400	208
6-month GBP-LIBOR §	5.00%	3/18/2011	DUB	GBP	13,900	172
6-month GBP-LIBOR	5.00%	9/15/2010	RYL	GBP	3,100	70
6-month GBP-LIBOR	5.00%	9/15/2010	BRC	GBP	16,300	351
6-month GBP-LIBOR	5.00%	9/17/2013	FBF	GBP	19,800	(395)
6-month GBP-LIBOR	5.10%	9/15/2013	RYL	GBP	3,500	(9)
BRL-CDI	10.12%	1/2/2012	MYC	BRL	44,400	(1,237)
BRL-CDI	10.15%	1/2/2012	GLM	BRL	69,600	(3,426)
BRL-CDI	10.58%	1/2/2012	UAG	BRL	46,800	(1,269)
BRL-CDI	12.54%	1/2/2012	MYC	BRL	8,900	(79)
BRL-CDI	12.54%	1/2/2012	UAG	BRL	23,900	(254)
BRL-CDI	12.54%	1/2/2012	MEI	BRL	34,100	(349)
BRL-CDI	12.67%	1/4/2010	MYC	BRL	66,800	(509)
BRL-CDI	12.67%	1/4/2010	MEI	BRL	15,700	(106)
BRL-CDI §	14.77%	1/2/2012	MEI	BRL	6,700	3
BRL-CDI §	14.77%	1/2/2012	HUS	BRL	2,400	(3)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.94%	4/10/2012	RYL	EUR	1,600	(70)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.94%	4/10/2012	BPS	EUR	1,500	(62)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.95%	3/15/2012	BRC	EUR	3,200	(126)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.95%	3/15/2012	JPM	EUR	1,800	(73)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.95%	3/30/2012	RYL	EUR	1,100	(46)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.95%	4/30/2012	BRC	EUR	1,200	(50)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.96%	3/28/2012	RYL	EUR	1,000	(41)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.96%	3/30/2012	GLM	EUR	1,100	(47)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	1.96%	4/5/2012	BRC	EUR	600	(24)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	2.09%	10/15/2010	BPS	EUR	5,000	(40)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	2.10%	10/15/2010	BRC	EUR	2,500	(20)
FRC-Excluding Tobacco-Non-Revised Consumer Price Index	2.15%	10/15/2010	UAG	EUR	6,300	(39)
						$595

INTEREST RATE SWAP AGREEMENTS - RECEIVABLE:

Floating Rate Index	Fixed Rate	Expiration Date	Counterparty	Notional Amount		Unrealized Appreciation/ (Depreciation)
3-month CAD-LIBOR §	4.50%	6/21/2038	MEI	CAD	4,700	♦
3-month USD-LIBOR	4.00%	12/17/2010	RYL		346,700	$(1,151)
3-month USD-LIBOR	5.00%	12/17/2018	CBK		16,600	(341)
3-month USD-LIBOR	5.00%	12/17/2018	MYC		20,900	(255)
3-month USD-LIBOR	5.00%	12/17/2018	MLC		21,000	(257)
3-month USD-LIBOR	5.00%	12/17/2023	MEI		138,600	(5,421)
3-month USD-LIBOR	5.00%	12/17/2023	DUB		50,500	(2,611)
3-month USD-LIBOR	5.00%	12/17/2023	JPM		14,400	(683)
3-month USD-LIBOR	5.00%	12/17/2023	BRC		3,800	(202)
3-month USD-LIBOR	5.00%	12/17/2028	RYL		11,200	(509)
3-month USD-LIBOR	5.00%	12/17/2028	MEI		18,600	(548)
3-month USD-LIBOR	5.00%	12/17/2028	MYC		33,100	(1,931)
3-month USD-LIBOR	5.00%	12/17/2028	GLM		2,800	58
3-month USD-LIBOR	5.00%	12/17/2038	RYL		14,200	312
3-month USD-LIBOR	5.00%	12/17/2038	MYC		4,700	81
3-month USD-LIBOR	5.00%	12/17/2038	MEI		39,000	(1,104)
3-month USD-LIBOR	5.00%	12/17/2038	BPS		2,700	(141)
3-month USD-LIBOR	5.00%	12/17/2038	DUB		4,300	(76)
3-month USD-LIBOR	5.00%	12/17/2038	BRC		29,800	(741)
6-month GBP-LIBOR §	4.00%	12/17/2035	BRC	GBP	1,500	15
6-month GBP-LIBOR	4.00%	12/17/2035	MYC	GBP	6,800	(366)
6-month GBP-LIBOR	4.00%	6/15/2037	GLM	GBP	4,100	(99)
6-month GBP-LIBOR	4.00%	6/15/2037	BRC	GBP	2,700	(70)
6-month GBP-LIBOR	4.34%	12/7/2042	BRC	GBP	2,600	12
6-month GBP-LIBOR	4.50%	12/17/2035	DUB	GBP	10,100	(851)
6-month GBP-LIBOR §	5.00%	9/20/2017	DUB	GBP	10,100	(613)
6-month GBP-LIBOR	6.00%	6/19/2009	BRC	GBP	22,600	(180)
6-month-EURIBOR §	4.00%	12/15/2011	BRC	EUR	82,400	(583)
6-month-EURIBOR	5.00%	9/17/2018	DUB	EUR	14,800	(441)
6-month-EURIBOR	5.00%	9/17/2018	BRC	EUR	18,400	(742)
6-month-EURIBOR	5.00%	9/17/2038	MYC	EUR	8,300	(241)
6-month-EURIBOR	5.00%	9/17/2038	JPM	EUR	500	(16)
6-month-EURIBOR	5.00%	9/19/2038	GLM	EUR	17,700	543
ICAP CMM FRA Fixing Rate §	4.50%	1/23/2009	MYC		7,300	529
ICAP CMM FRA Fixing Rate §	5.00%	1/16/2009	MEI		11,200	250
ICAP CMM FRA Fixing Rate §	5.00%	2/20/2009	MEI		2,100	(93)
ICAP CMM FRA Fixing Rate	5.50%	5/21/2009	MYC		1,000	(28)
JPY-LIBOR	1.75%	12/17/2015	UAG	JPY	960,000	(188)
						$(18,682)

CREDIT DEFAULT SWAP AGREEMENTS - BUY PROTECTION:

Reference Entity	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc., 6.75%, due 07/15/2018 §	1.20%	9/20/2013	BRC	300	$4
Alcoa, Inc., 6.75%, due 07/15/2018 §	1.33%	9/20/2018	BRC	2,300	53
Asset-Backed Securities Index	0.11%	5/25/2046	GLM	4,000	40
AutoZone, Inc., 5.88%, due 10/15/2012 §	0.67%	6/20/2017	RYL	3,900	98
Avon Products Inc. 5.125% due 01/15/2011 §	0.15%	3/21/2011	FBF	4,000	12
Baxter International, Inc., 6.63%, due 02/15/2028	0.35%	9/20/2013	BRC	4,100	(16)
BFC Genesee CDO, Ltd. 2006-1A A3L, 7.00%, due 1/10/2041 §	0.25%	1/10/2041	CBK	2,460	2,402
Campbell Soup Co., 4.88%, due 10/01/2013	0.35%	9/20/2013	UAG	700	(3)
Campbell Soup Co., 4.88%, due 10/01/2014	0.35%	9/20/2013	BRC	1,700	(6)
Caterpillar Financial Services Corp., 6.25%, due 01/15/2012 §	0.62%	9/20/2013	UAG	2,500	(19)
CDX.HY-9, 5 Year Index §	6.37%	12/20/2012	MEI	6,000	9
CDX.NA.IG.10 Index §	1.50%	6/20/2018	DUB	29,000	603
CDX.NA.IG.10 Index §	1.55%	6/20/2013	FBF	3,800	47
Commercial Mortgage Backed Index	0.08%	12/13/2049	MYC	4,200	210
Diamond Offshore Drill, Zero Coupon, due 6/6/2020 §	0.44%	6/20/2017	CBK	3,700	96
Dow Jones CDX.EM.9 Index §	2.65%	6/20/2013	BRC	21,500	1,090
Dow Jones CDX.HY-9 100 Index §	2.08%	12/20/2012	MEI	14,905	19
Dow Jones CDX.HY-9, 5 Year Index	1.40%	12/20/2012	FBF	7,100	(712)
Dow Jones CDX.IG.5 7 Year Index §	0.14%	12/20/2012	MYC	13,400	1,622
Eastman Chemical Co., 7.60%, due 02/01/2027	0.65%	9/20/2013	BRC	5,600	(33)
First Energy Corp., 7.38%, due 11/15/2031 §	0.68%	9/20/2013	BRC	9,000	105
General Mills Inc.,5.70%, due 02/15/2017	0.50%	9/20/2013	BRC	5,000	(28)
Glitnir Banki, 5.62%, due 4/20/2010 §	0.17%	6/21/2010	RYL	500	111
HSBC Finance Corp BP, 6.38%, due 10/15/2011 §	0.20%	12/20/2011	RYL	2,000	189
John Deere Capital Corp., 6.00%, due 02/15/2009 §	0.63%	9/20/2013	UAG	2,500	62
Kerr-Mcgee, Corp., 5.88%, due 9/15/2011 §	0.16%	9/20/2011	RYL	4,100	30
Kraft Foods Inc. 5.625% due 11/1/2011 §	0.15%	12/20/2011	RYL	4,000	60
Limited Brands BP, due 6/20/2017 §	1.03%	6/20/2017	GLM	11,000	1,341
Montauk Point CDO, Ltd. 2006-2A A4, 6.80%, due 4/06/2046 §	2.22%	1/8/2046	FBF	2,500	2,369
Morgan Stanley BP 5.84% due 10/15/2015 §	0.28%	12/21/2015	RYL	1,100	359
Nabors Industries, 5.38%, due 8/15/2012 §	0.47%	6/20/2012	FBF	3,600	65
Nordstrom, Inc., 6.95%, due 3/15/2028 §	0.29%	12/20/2012	JPM	5,700	223
Raytheon Co., 7.20%, due 08/15/2027	0.48%	9/20/2013	BRC	400	(2)
Sempra Energy, 6.00%, due 02/01/2013 §	0.67%	9/20/2013	CBK	10,000	125
Weyerhaeuser Co, 6.75%, due 3/15/2012 §	0.96%	6/20/2017	UAG	1,600	104
					$10,629

CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION:

Reference Entity	Fixed Rate	Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation/ (Depreciation)
CDX.NA.IG.9 Index §	0.82%	12/20/2012	BRC	26,800	$424
CDX.NA.IG.9 Index §	0.82%	12/20/2012	DUB	15,100	239
Deutsche Bank AG 5.50% due 05/18/2011	0.55%	12/20/2008	RYL	5,700	(21)
Dow Jones CDX.HY-8 100 Index	0.48%	6/20/2012	BRC	7,552	(260)
Dow Jones CDX.HY-9 Index §	5.00%	6/20/2013	BRC	5,600	500
Dow Jones CDX.HY-9 Index §	5.00%	6/20/2013	UAG	6,700	602
Dow Jones CDX.IG.10 5 Year Index §	1.55%	6/20/2013	MYC	3,100	35
Dow Jones CDX.IG.10 5 Year Index §	1.55%	6/20/2013	DUB	15,900	65
Dow Jones CDX.IG.5 10 Year Index	0.46%	12/21/2015	MYC	9,600	(1,870)
Dow Jones CDX.IG.9 10 Year Index §	0.80%	12/20/2017	BRC	8,900	384
Dow Jones CDX.IG.9 10 Year Index §	0.80%	12/20/2017	GLM	13,500	526
Dow Jones CDX.IG.9 10 Year Index §	0.80%	12/20/2017	MYC	12,500	398
Dow Jones CDX.IG.9 10 Year Index §	0.80%	12/20/2017	RYL	3,900	161
Dow Jones CDX.IG.9 10 Year Index §	0.80%	6/20/2018	GLM	32,500	1,024
Dow Jones CDX.IG.9 10 Year Index §	0.80%	6/20/2018	MYC	47,000	2,010
Goldman Sachs Group, Inc., 6.60%, due 1/15/2012	0.72%	9/20/2012	BPS	200	(25)
Goldman Sachs Group, Inc., 6.60%, due 1/15/2012	0.92%	9/20/2012	CBK	1,400	(166)
JPMorgan Chase & Co., 6.00%, due 1/15/2018 §	0.50%	12/20/2012	BPS	4,000	139
JPMorgan Chase & Co., 6.00%, due 1/15/2018 §	0.56%	12/20/2017	BPS	6,000	376
Merrill Lynch & Co., 5.00%, due 1/15/2015	0.95%	9/20/2012	UAG	1,400	(157)
Republic of Indonesia Government Bond 6.75% due 03/10/2014	0.40%	12/22/2008	RYL	700	(1)
Republic of Panama Government Bond 8.88% due 09/30/2027	0.26%	12/20/2008	BRC	4,500	(6)
Reynolds American Inc., 7.63%, due 6/1/2016	1.28%	6/20/2017	GLM	2,100	(83)
SLM Corp SP, 5.125%, due 8/27/2012	3.10%	12/22/2008	BRC	4,000	(87)
SLM Corp SP, 5.125%, due 8/27/2012	3.20%	12/22/2008	BPS	4,000	(86)
Ukraine Government Bond 7.65% due 06/11/2013	0.71%	12/20/2016	BRC	700	(7)
Ukraine Government Bond 7.65% due 06/11/2013	0.72%	12/20/2017	DUB	700	(7)
					$4,107

FUTURES CONTRACTS: £

	Contracts Г	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
10-Year U.S. Note	108	12/31/2008	$12,381	$(62)
2-Year U.S. Note	22	01/06/2009	4,696	(28)
3-Month Euro EURIBOR	636	03/16/2009	213,946	1,066
5-Year U.S. Note	(4,240)	01/06/2009	(475,874)	(71)
90-Day Euro Dollar	581	12/15/2008	140,232	(496)
90-Day Euro Dollar	419	12/14/2009	101,147	(15)
90-Day Euro Dollar	198	03/15/2010	47,718	125
90-Day Euro Dollar	283	03/16/2009	68,652	(88)
90-Day Euro Dollar	(443)	06/15/2009	(107,383)	870
90-Day Euro Dollar	50	09/14/2009	12,109	20
90-Day GBP-LIBOR	202	03/18/2009	42,642	217
90-Day Sterling LIBOR	168	12/17/2008	35,143	(48)
90-Day Sterling LIBOR	403	12/17/2009	85,260	313
90-Day Sterling LIBOR	482	06/17/2009	102,027	192
90-Day Sterling LIBOR	33	09/15/2010	6,971	24
90-Day Sterling LIBOR	541	09/16/2009	114,613	74
EURO-BUND Future	(206)	12/10/2008	(33,371)	(271)
EURO-SCHATZ Future	(1,386)	12/10/2008	(203,667)	(445)
Long Gilt Future	(57)	12/31/2008	(11,365)	(70)
U.S. Long Bond	1,057	12/31/2008	123,851	(623)
			$279,728	$684

FORWARD FOREIGN CURRENCY CONTRACTS:

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	(2,208)	10/03/2008	$(1,839)	$97
Australian Dollar	2,241	10/16/2008	1,924	(158)
Australian Dollar	2,208	10/30/2008	1,835	(95)
Australian Dollar	(2,208)	10/30/2008	(1,736)	(4)
Brazilian Real	63,183	12/02/2008	35,844	(3,474)
Brazilian Real	(44,742)	12/02/2008	(25,484)	2,562
Canadian Dollar	(399)	10/03/2008	(379)	4
Chinese Yuan Renminbi	53,089	10/10/2008	7,663	87
Chinese Yuan Renminbi	(53,089)	10/10/2008	(7,733)	(17)
Chinese Yuan Renminbi	98,987	11/13/2008	14,580	(223)
Chinese Yuan Renminbi	142,938	07/15/2009	22,163	(1,558)
Danish Krone	(52,303)	12/09/2008	(10,103)	220
Euro	(467)	10/01/2008	(675)	19
Euro	5,139	10/03/2008	7,260	(41)
Euro	(5,139)	10/03/2008	(7,526)	307
Euro	(4,358)	10/16/2008	(6,130)	(1)
Euro	(472)	07/02/2009	(675)	13
Japanese Yen	490,502	10/03/2008	4,619	2
Japanese Yen	(490,502)	10/03/2008	(4,531)	(90)
Japanese Yen	1,414,317	10/20/2008	13,084	276
Japanese Yen	(490,503)	11/05/2008	(4,645)	1
Malaysian Ringgit	15,376	11/12/2008	4,872	(389)
Mexican Peso	116,782	11/19/2008	10,987	(423)
New Zealand Dollar	(1,507)	10/09/2008	(1,054)	49
Poland Zloty	12,902	05/06/2009	5,717	(415)
Russian Ruble	165,616	11/19/2008	6,714	(304)
Russian Ruble	163,870	05/06/2009	6,715	(491)
Singapore Dollar	7,853	11/21/2008	5,706	(202)
British Pound Sterling	79	07/02/2009	143	(2)
British Pound Sterling	247	10/01/2009	447	(7)
British Pound Sterling	672	10/03/2008	1,243	(45)
British Pound Sterling	(26,722)	11/03/2008	(48,546)	788
			$30,460	$(3,514)

SECURITIES SOLD SHORT:

Securities Sold Short	Principal	Value
FNMA 30YR
TBA 10/14/2008	$(6,300)	$(6,459)
FNMA 30YR
TBA 10/22/2008	(12,500)	(12,512)
Total Securities Sold Short (Proceeds $19,049)		$(18,971)

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2008.
Џ	In default.
Ž	The security has a perpetual maturity. The date shown is the next call date.
¡	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
§	Illiquid. At 09/30/2008, these securities aggregated $11,382 or 0.87% of the Fund’s net assets.
Г	Contract amounts are not in thousands.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $4,216.
♦	Value and/or principal is less than $1.
▲	Interest rate shown reflects the yield at 09/30/2008.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
ф	$3,695 was on deposit with the broker to cover margin requirements for options written by the fund.
£$4,315 was on deposit with the broker to cover margin requirements for open futures contracts.
#

Aggregate cost for federal income tax purposes is $2,044,163. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $11,657 and $143,103, respectively. Net unrealized depreciation for tax purposes is $131,446.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $100,297, or 7.71% of the Fund’s net assets.

TIPS	Treasury Inflation Protected Securities
TBA

To Be Announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

EUR	Euro
CPI	Consumer Price Index
JPY	Japanese Yen
BRL	Brazilian Real
GBP	British Pound Sterling
CAD	Canadian Dollar
LLC	Limited Liability Corporation
PLC	Public Limited Company
LP	Limited Partnership
CBOT	The Chicago Board of Trade
IRO	Interest Rate Option
OTC	Over the Counter
LIBOR	London InterBank Offered Rate
EURIBOR	Euro InterBank Offered Rate
CDI	Consumer Debt Index
CDX	Compound Index
BPS	BNP Paribas
BRC	Barclays Bank PLC
CBK	Citibank N.A.
DUB	Deutche Bank AG
FBF	Credit Suisse
GLM	Goldman Sachs Capital Market
JPM	JPMorgan Chase Bank
MEI	Merrill Lynch International
MLC	Merrill Lynch Capital Services
MYC	Morgan Stanley Capital Services
RYL	Royal Bank of Scotland PLC
UAG	UBS AG

Transamerica Science & Technology VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (95.9%)
Auto Components (1.5%)
BorgWarner, Inc.	51,404	$1,685
Biotechnology (3.8%)
Gilead Sciences, Inc. ‡	94,600	4,312
Communications Equipment (14.4%)
F5 Networks, Inc. ‡	150,200	3,512
Polycom, Inc. ‡	207,220	4,793
Qualcomm, Inc.	57,000	2,449
Research In Motion, Ltd. ‡	63,400	4,330
Riverbed Technology, Inc. ‡	113,900	1,426
Computers & Peripherals (7.8%)
Apple, Inc. ‡	37,985	4,317
Data Domain, Inc. ‡	91,500	2,038
EMC Corp. ‡	214,900	2,570
Diversified Financial Services (3.5%)
CME Group, Inc. -Class A	10,900	4,050
Diversified Telecommunication Services (2.3%)
AT&T, Inc.	93,400	2,608
Electrical Equipment (4.7%)
Fuelcell Energy, Inc. ‡ ^	294,800	1,778
Sunpower Corp. -Class A ‡	50,900	3,610
Electronic Equipment & Instruments (7.3%)
FLIR Systems, Inc. ‡	120,800	4,641
Itron, Inc. ‡	41,400	3,665
Health Care Equipment & Supplies (6.3%)
Intuitive Surgical, Inc. ‡	16,700	4,024
NuVasive, Inc. ‡	65,600	3,236
Internet & Catalog Retail (4.3%)
Amazon.com, Inc. ‡	67,300	4,897
Internet Software & Services (10.7%)
Equinix, Inc. ‡	29,300	2,035
Google, Inc. -Class A ‡	15,200	6,088
Omniture, Inc. ‡	115,700	2,124
Vocus, Inc. ‡	59,700	2,028
Machinery (1.8%)
Tennant Co.	61,300	2,100
Software (23.1%)
Activision Blizzard, Inc. ‡	186,400	2,876
Adobe Systems, Inc. ‡	122,600	4,839
Informatica Corp. ‡	202,000	2,624
Macrovision Solutions Corp. ‡	223,600	3,439
Nintendo Co., Ltd. ADR	52,100	2,618
Nuance Communications, Inc. ‡	241,700	2,946
Salesforce.com, Inc. ‡	90,600	4,385
Ultimate Software Group, Inc. ‡	97,500	2,633
Wireless Telecommunication Services (4.4%)
Metropcs Communications, Inc. ‡	223,200	3,122
NII Holdings, Inc. ‡	51,100	1,938
Total Common Stocks (cost $122,753)		109,736

	Principal
REPURCHASE AGREEMENT (3.4%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $3,895 on 10/01/2008 à •	$3,895	3,895
Total Repurchase Agreement (cost $3,895)		3,895

	Shares
SECURITIES LENDING COLLATERAL (1.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	1,706,600	1,707
Total Securities Lending Collateral (cost $1,707)		1,707

Total Investment Securities (cost $128,355) #		$115,338

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $1,560.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $3,975.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $128,355. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $8,503 and $21,520, respectively. Net unrealized depreciation for tax purposes is $13,017.

DEFINITION:

ADR        American Depositary Receipt

1

Transamerica Small/Mid Cap Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (87.2%)
Chemicals (2.2%)
Terra Industries, Inc.	228,426	$6,716
Zep, Inc.	137,500	2,425
Commercial Services & Supplies (10.4%)
FTI Consulting, Inc. ‡	313,000	22,611
Navigant Consulting, Inc. ‡	570,982	11,357
Republic Services, Inc. -Class A	307,500	9,219
Computers & Peripherals (0.6%)
Hypercom Corp. ‡	670,000	2,667
Diversified Telecommunication Services (2.4%)
Frontier Communications Corp.	870,000	10,005
Electric Utilities (3.9%)
ALLETE, Inc.	151,666	6,749
Uil Holdings Corp.	280,000	9,613
Electronic Equipment & Instruments (1.7%)
Cogent, Inc. ^ ‡	670,305	6,851
Energy Equipment & Services (9.6%)
Allis-Chalmers Energy, Inc. ‡	188,800	2,388
Global Industries, Ltd. ‡	605,270	4,200
Helix Energy Solutions Group, Inc. ‡	258,100	6,267
Hercules Offshore, Inc. ‡	329,079	4,989
Superior Energy Services, Inc. ‡	480,000	14,947
Transocean, Inc.	64,219	7,054
Food Products (2.8%)
Dean Foods Co. ‡	502,400	11,736
Health Care Equipment & Supplies (0.8%)
Orthofix International NV ‡	170,000	3,167
Household Durables (1.8%)
Jarden Corp. ‡	315,000	7,387
Industrial Conglomerates (3.1%)
McDermott International, Inc. ‡	510,000	13,031
Insurance (5.3%)
HCC Insurance Holdings, Inc.	457,500	12,352
PartnerRe, Ltd.	142,000	9,669
IT Services (2.2%)
Wright Express Corp. ‡	310,000	9,254
Life Sciences Tools & Services (1.8%)
Thermo Fisher Scientific, Inc. ‡	138,000	7,590
Marine (7.5%)
Aries Maritime Transport, Ltd.	992,000	2,043
DryShips, Inc. ^	303,800	10,782
Genco Shipping & Trading, Ltd. ^	419,700	13,951
Omega Navigation Enterprises, Inc. -Class A^	329,800	4,307
Multi-Utilities (1.9%)
CMS Energy Corp.	630,000	7,856
Oil, Gas & Consumable Fuels (10.3%)
Cabot Oil & Gas Corp.	228,000	8,240
Comstock Resources, Inc. ‡	165,550	8,286
Goodrich Petroleum Corp. ‡	50,000	2,180
Holly Corp.	212,000	6,131
Petrohawk Energy Corp. ‡	517,200	11,187
StealthGas, Inc.	510,600	6,908
Real Estate Investment Trusts (11.6%)
Annaly Capital Management, Inc.	1,095,000	14,728
Capstead Mortgage Corp.	518,700	5,680
LTC Properties, Inc.	450,000	13,194
Omega Healthcare Investors, Inc.	461,000	9,063
Parkway Properties, Inc.	154,000	5,830
Software (1.6%)
Fair Isaac Corp.	290,000	6,684
Textiles, Apparel & Luxury Goods (2.4%)
Hanesbrands, Inc. ‡	448,700	9,759
Transportation Infrastructure (3.3%)
Aegean Marine Petroleum Network, Inc. ^	618,140	13,815
Total Common Stocks (cost $358,490)		362,868

	Principal
REPURCHASE AGREEMENT (13.7%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $56,810 on 10/01/2008 à •	$56,808	56,808
Total Repurchase Agreement (cost $56,808)		56,808

	Shares
SECURITIES LENDING COLLATERAL (7.6%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	31,558,416	31,558
Total Securities Lending Collateral (cost $31,558)		31,558

Total Investment Securities (cost $446,856) #		$451,234

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $30,482.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $57,948.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $446,856. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $64,713 and $60,335, respectively. Net unrealized appreciation for tax purposes is $4,378.

1

Transamerica T. Rowe Price Equity Income VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS (0.5%)
Capital Markets (0.5%)
Merrill Lynch & Co., Inc., 9.00% § 	87	$2,084
U.S. Government Agency Obligation (0.0%)
Fannie Mae, 8.75% 	59,000	147
Total Convertible Preferred Stocks (cost $5,004)		2,231

COMMON STOCKS (96.5%)
Aerospace & Defense (1.2%)
Boeing Co.	37,200	2,133
Honeywell International, Inc.	64,500	2,680
Air Freight & Logistics (0.8%)
United Parcel Service, Inc. -Class B	49,900	3,138
Airlines (0.1%)
Southwest Airlines Co.	31,800	461
Automobiles (0.9%)
Ford Motor Co. ‡	179,700	935
Harley-Davidson, Inc.	68,400	2,551
Biotechnology (1.3%)
Amgen, Inc. ‡	82,900	4,914
Building Products (1.2%)
Masco Corp.	176,400	3,165
USG Corp. ‡	60,200	1,541
Capital Markets (3.7%)
Bank of New York Mellon Corp.	134,680	4,388
Goldman Sachs Group, Inc.	12,700	1,626
Legg Mason, Inc.	67,500	2,569
Merrill Lynch & Co., Inc.	132,900	3,362
Och-Ziff Capital Management Group LLC -Class A	61,800	723
UBS AG	108,000	1,846
Chemicals (1.9%)
E.I. duPont de Nemours & Co.	96,200	3,877
International Flavors & Fragrances, Inc.	85,200	3,362
Commercial Banks (6.6%)
Allied Irish Banks PLC	173,100	1,423
Fifth Third Bancorp	166,500	1,981
KeyCorp	141,800	1,693
National City Corp. ^	348,800	611
Royal Bank of Scotland PLC	133,045	429
SunTrust Banks, Inc.	107,100	4,818
US Bancorp	181,300	6,530
Wells Fargo & Co.	212,240	7,965
Commercial Services & Supplies (0.9%)
Avery Dennison Corp.	75,700	3,367
Communications Equipment (0.7%)
Alcatel-Lucent ADR ‡	328,800	1,263
Motorola, Inc.	208,900	1,492
Computers & Peripherals (0.7%)
Dell, Inc. ‡	162,300	2,675
Construction Materials (0.9%)
Vulcan Materials Co.	48,300	3,598
Consumer Finance (2.5%)
American Express Co.	95,400	3,380
Capital One Financial Corp.	77,400	3,947
SLM Corp. ‡	201,400	2,485
Distributors (0.5%)
Genuine Parts Co.	52,050	2,093
Diversified Consumer Services (0.9%)
H&R Block, Inc.	146,100	3,324
Diversified Financial Services (5.6%)
Bank of America Corp.	151,891	5,316
Citigroup, Inc.	120,359	2,469
JPMorgan Chase & Co.	302,222	14,114
Diversified Telecommunication Services (3.1%)
AT&T, Inc.	254,640	7,110
Qwest Communications International, Inc.	493,900	1,595
Verizon Communications, Inc.	109,042	3,499
Electric Utilities (4.3%)
Duke Energy Corp.	151,600	2,642
Entergy Corp.	24,400	2,172
FirstEnergy Corp.	41,150	2,757
NiSource, Inc.	247,600	3,655
Pinnacle West Capital Corp.	51,800	1,783
Progress Energy, Inc.	67,400	2,907
TECO Energy, Inc.	48,700	766
Electrical Equipment (0.5%)
Cooper Industries, Ltd. -Class A	49,014	1,958
Electronic Equipment & Instruments (0.2%)
Tyco Electronics, Ltd.	28,500	788
Energy Equipment & Services (0.8%)
BJ Services Co.	87,400	1,672
Schlumberger, Ltd.	19,100	1,492
Food & Staples Retailing (0.2%)
Whole Foods Market, Inc.	38,500	771
Food Products (3.9%)
General Mills, Inc.	58,300	4,006
Hershey Co.	155,200	6,137
Kraft Foods, Inc. -Class A	98,100	3,213
McCormick & Co., Inc.	44,300	1,703
Health Care Providers & Services (0.4%)
WellPoint, Inc. ‡	35,600	1,665
Hotels, Restaurants & Leisure (0.8%)
MGM Mirage, Inc. ‡	104,600	2,981
Household Durables (3.8%)
Black & Decker Corp.	21,900	1,330
Dr Horton, Inc.	131,500	1,712
Fortune Brands, Inc.	75,600	4,336
Harman International Industries, Inc.	37,900	1,291
Newell Rubbermaid, Inc.	145,000	2,503
Whirlpool Corp.	45,400	3,600
Household Products (2.0%)
Colgate-Palmolive Co.	21,200	1,597
Kimberly-Clark Corp.	45,100	2,924
Procter & Gamble Co.	48,200	3,359
Industrial Conglomerates (4.7%)
3M Co.	80,600	5,506
General Electric Co.	494,250	12,603
Insurance (4.4%)
American International Group, Inc.	106,100	353
Chubb Corp.	33,300	1,828
Hartford Financial Services Group, Inc.	5,300	217
Lincoln National Corp.	81,666	3,496
Marsh & McLennan Cos., Inc.	220,700	7,010
Progressive Corp.	105,800	1,841
Travelers Cos., Inc. ‡	54,810	2,477
Internet Software & Services (1.1%)
eBay, Inc. ‡	85,600	1,916
Yahoo!, Inc. ‡	144,500	2,500

1

	Shares	Value
IT Services (0.7%)
Computer Sciences Corp. ‡	64,700	$2,600
Leisure Equipment & Products (1.1%)
Eastman Kodak Co.	133,600	2,055
Mattel, Inc.	127,000	2,291
Machinery (1.1%)
Illinois Tool Works, Inc.	95,100	4,227
Media (5.3%)
Cablevision Systems Corp. -Class A	75,200	1,892
CBS Corp. -Class B	119,900	1,748
Gannett Co., Inc.	128,900	2,180
McGraw-Hill Cos., Inc.	118,200	3,736
New York Times Co. -Class A	161,100	2,302
Time Warner, Inc.	322,300	4,225
Walt Disney Co.	128,900	3,956
WPP Group PLC	53,800	435
Metals & Mining (1.1%)
Alcoa, Inc.	102,700	2,319
Nucor Corp.	47,800	1,888
Multiline Retail (0.2%)
Macy’s, Inc.	49,100	883
Multi-Utilities (1.2%)
PG&E Corp.	52,600	1,970
Xcel Energy, Inc.	131,300	2,625
Oil, Gas & Consumable Fuels (10.3%)
Anadarko Petroleum Corp.	63,700	3,090
BP PLC ADR	63,374	3,180
Chevron Corp.	122,050	10,067
Exxon Mobil Corp.	127,338	9,889
Murphy Oil Corp.	54,800	3,515
Royal Dutch Shell PLC -Class A ADR	105,600	6,232
Spectra Energy Corp.	82,200	1,956
Sunoco, Inc.	69,100	2,459
Paper & Forest Products (2.0%)
International Paper Co.	214,893	5,626
MeadWestvaco Corp.	89,100	2,077
Pharmaceuticals (7.0%)
Abbott Laboratories	42,900	2,470
Bristol-Myers Squibb Co.	136,100	2,838
Eli Lilly & Co.	122,900	5,411
Johnson & Johnson	63,600	4,406
Merck & Co., Inc.	124,300	3,923
Pfizer, Inc.	240,500	4,435
Wyeth	96,700	3,572
Semiconductors & Semiconductor Equipment (1.5%)
Analog Devices, Inc.	100,600	2,651
Applied Materials, Inc.	75,700	1,145
Intel Corp.	104,900	1,965
Software (1.5%)
Microsoft Corp.	217,500	5,805
Specialty Retail (2.4%)
Bed Bath & Beyond, Inc. ‡	129,000	4,052
Home Depot, Inc.	209,400	5,421
U.S. Government Agency Obligation (0.1%)
Fannie Mae	182,500	279
Wireless Telecommunication Services (0.4%)
Sprint Nextel Corp.	270,100	1,648
Total Common Stocks (cost $418,176)		375,359

	Principal
CONVERTIBLE BOND (0.1%)
Automobiles (0.1%)
Ford Motor Co.
4.25%, due 12/15/2036	$824	$543
Total Convertible Bond (cost $824)		543

REPURCHASE AGREEMENT (3.1%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $12,172 on 10/01/2008 à •	12,172	12,172
Total Repurchase Agreement (cost $12,172)		12,172

	Shares
SECURITIES LENDING COLLATERAL (0.1%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	230,400	230
Total Securities Lending Collateral (cost $230)		230

Total Investment Securities (cost $436,406) #		$390,535

2

NOTES TO SCHEDULE OF INVESTMENTS:

§	Illiquid. At 09/30/2008, this security aggregated $2,084 or 0.54% of the Fund’s net assets.
	Interest rate shown reflects the yield at September 30, 2008.
‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $157.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $12,417.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $436,406. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,284 and $90,155, respectively. Net unrealized depreciation for tax purposes is $45,871.

DEFINITIONS:

ADR	American Depositary Receipt
LLC	Limited Liability Corporation
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

3

Transamerica T. Rowe Price Growth Stock VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.1%)
Aerospace & Defense (0.5%)
General Dynamics Corp.	25,300	$1,863
Air Freight & Logistics (0.5%)
Expeditors International of Washington, Inc.	50,700	1,766
Beverages (2.3%)
Coca-Cola Co.	58,500	3,093
PepsiCo, Inc.	76,200	5,431
Biotechnology (4.5%)
Amgen, Inc. ‡	10,100	599
Celgene Corp. ‡	34,900	2,208
Genentech, Inc. ‡	70,800	6,279
Gilead Sciences, Inc. ‡	168,300	7,671
Business Credit Institutions (0.5%)
Bm&f Bovespa SA	383,792	1,714
Capital Markets (2.9%)
BlackRock, Inc. -Class A	7,100	1,381
Franklin Resources, Inc.	29,900	2,635
Goldman Sachs Group, Inc.	21,600	2,765
Northern Trust Corp.	21,700	1,567
State Street Corp. à	42,600	2,423
Chemicals (3.3%)
Monsanto Co.	64,100	6,345
Potash Corp. of Saskatchewan	12,900	1,703
Praxair, Inc.	57,200	4,104
Communications Equipment (3.8%)
Cisco Systems, Inc. ‡	219,100	4,943
Juniper Networks, Inc. ‡	113,900	2,400
Qualcomm, Inc.	139,400	5,990
Research In Motion, Ltd. ‡	11,500	785
Computers & Peripherals (3.4%)
Apple, Inc. ‡	87,700	9,968
Dell, Inc. ‡	102,100	1,683
EMC Corp. ‡	100,600	1,203
Construction & Engineering (0.2%)
Foster Wheeler, Ltd. ‡	25,100	906
Diversified Financial Services (0.6%)
Moody’s Corp.	67,700	2,302
Electronic Equipment & Instruments (0.7%)
Dolby Laboratories, Inc. -Class A ‡	61,100	2,150
HON HAI Precision Industry Co., Ltd. GDR	61,481	425
Energy Equipment & Services (5.5%)
Baker Hughes, Inc.	52,500	3,178
Cameron International Corp. ‡	51,900	2,000
Schlumberger, Ltd.	141,300	11,034
Smith International, Inc.	70,100	4,111
Food & Staples Retailing (2.5%)
Costco Wholesale Corp.	65,700	4,266
CVS Caremark Corp.	78,705	2,649
SYSCO Corp.	74,100	2,285
Food Products (1.2%)
Groupe Danone	35,211	2,498
Nestle SA	46,560	2,012
Health Care Equipment & Supplies (7.5%)
Alcon, Inc.	21,600	3,489
Baxter International, Inc.	37,200	2,441
Becton Dickinson & Co.	40,600	3,259
Covidien, Ltd.	76,800	4,129
DENTSPLY International, Inc.	29,800	1,119
Intuitive Surgical, Inc. ‡	5,000	1,205
Medtronic, Inc.	125,000	6,263
St Jude Medical, Inc. ‡	55,800	2,427
Stryker Corp.	58,300	3,632
Health Care Providers & Services (7.6%)
Aetna, Inc.	130,800	4,723
Cigna Corp.	88,400	3,004
Express Scripts, Inc. -Class A ‡	52,800	3,898
Humana, Inc. ‡	50,300	2,072
McKesson Corp.	42,100	2,265
Medco Health Solutions, Inc. ‡	146,300	6,584
WellPoint, Inc. ‡	121,600	5,687
Hotels, Restaurants & Leisure (2.3%)
International Game Technology	102,700	1,764
Las Vegas Sands Corp. ‡	51,500	1,860
Yum! Brands, Inc.	154,700	5,045
Household Products (1.4%)
Procter & Gamble Co.	74,257	5,175
Independent Power Producers & Energy Traders (0.5%)
AES Corp. ‡	167,400	1,957
Industrial Conglomerates (0.3%)
McDermott International, Inc. ‡	41,100	1,050
Insurance (0.7%)
Assurant, Inc.	46,200	2,541
Internet & Catalog Retail (2.9%)
Amazon.com, Inc. ‡	114,300	8,316
Expedia, Inc. ‡	110,945	1,676
priceline.com, Inc. ‡ ^	12,900	883
Internet Software & Services (5.0%)
Google, Inc. -Class A ‡	31,300	12,536
Tencent Holdings, Ltd.	334,200	2,443
VeriSign, Inc. ‡	161,100	4,201
IT Services (4.9%)
Accenture, Ltd. -Class A	141,500	5,377
Automatic Data Processing, Inc.	115,400	4,933
Fiserv, Inc. ‡	37,500	1,775
Mastercard, Inc. -Class A	5,100	904
Redecard SA	87,100	1,139
Visa, Inc. -Class A	8,800	540
Western Union Co.	142,500	3,515
Machinery (4.1%)
Danaher Corp.	166,000	11,520
Deere & Co.	53,700	2,658
Joy Global, Inc.	22,600	1,020
Media (2.9%)
McGraw-Hill Cos., Inc.	231,900	7,330
Nasionale Pers Beperk -Class N	35,500	701
Shaw Communications, Inc. -Class B	130,000	2,643
Metals & Mining (1.7%)
BHP Billiton, Ltd.	107,316	2,776
Freeport-McMoRan Copper & Gold, Inc.	30,300	1,723
Kinross Gold Corp.	118,200	1,905
Multiline Retail (0.2%)
Lojas Renner SA	54,700	676
Oil, Gas & Consumable Fuels (4.8%)
Chevron Corp.	25,900	2,136
EOG Resources, Inc.	33,800	3,024
Exxon Mobil Corp.	75,290	5,847
Petroleo Brasileiro SA -Class A ADR	106,000	3,967
Suncor Energy, Inc.	23,100	973

1

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Total SA	32,325	$1,964
Pharmaceuticals (2.6%)
Allergan, Inc.	73,800	3,801
Elan Corp. PLC ADR ‡	140,200	1,496
Wyeth	115,100	4,252
Real Estate Management & Development (0.0%)
DLF Ltd.	12,444	95
Road & Rail (0.7%)
Union Pacific Corp.	35,100	2,498
Semiconductors & Semiconductor Equipment (1.3%)
Intel Corp.	94,600	1,772
Marvell Technology Group, Ltd. ‡	311,200	2,894
Software (5.7%)
Autodesk, Inc. ‡	87,900	2,949
Electronic Arts, Inc. ‡	59,600	2,205
McAfee, Inc. ‡	52,000	1,766
Microsoft Corp.	351,600	9,384
Nintendo Co., Ltd.	9,800	4,157
Salesforce.com, Inc. ‡	22,400	1,084
Textiles, Apparel & Luxury Goods (0.7%)
Nike, Inc. -Class B	38,500	2,576
Wireless Telecommunication Services (5.9%)
America Movil SAB de CV Series L ADR	38,600	1,789
American Tower Corp. -Class A ‡	146,300	5,262
Bharti Airtel, Ltd. ‡	116,229	1,971
Crown Castle International Corp. ‡	234,000	6,779
Leap Wireless International, Inc. ‡	55,778	2,125
Metropcs Communications, Inc. ‡	103,900	1,454
Mobile Telesystems OJSC ADR	33,100	1,854
Vimpel-Communications ADR	55,800	1,133
Total Common Stocks (cost $400,623)		358,321

	Principal
REPURCHASE AGREEMENT (3.7%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $13,910 on 10/01/2008 à •	$13,910	13,910
Total Repurchase Agreement (cost $13,910)		13,910

	Shares
SECURITIES LENDING COLLATERAL (0.2%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	845,250	845
Total Securities Lending Collateral (cost $845)		845

Total Investment Securities (cost $415,378) #		$373,076

FORWARD FOREIGN CURRENCY CONTRACTS: ф

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
South African Rand	(1,502)	10/01/2008	$(183)	$2
			$(183)	$2

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $819.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $14,191.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
ф	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
#

Aggregate cost for federal income tax purposes is $415,378. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $20,104 and $62,406, respectively. Net unrealized depreciation for tax purposes is $42,302.

DEFINITIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (2.3%)
Alliant Techsystems, Inc. ‡	11,300	$1,062
BE Aerospace, Inc. ‡	9,400	149
Ceradyne, Inc. ‡	12,700	466
Esterline Technologies Corp. ‡	7,900	313
Heico Corp. -Class A	5,800	163
Teledyne Technologies, Inc. ‡	18,300	1,046
Transdigm Group, Inc. ‡	8,500	291
Air Freight & Logistics (1.2%)
Hub Group, Inc. -Class A ‡	25,700	968
UTI Worldwide, Inc.	53,600	912
Airlines (0.1%)
Skywest, Inc.	11,400	182
Auto Components (0.3%)
Drew Industries, Inc. ‡	13,700	234
Gentex Corp.	19,300	276
Beverages (0.4%)
Boston Beer Co., Inc. -Class A ‡	12,200	579
Biotechnology (5.2%)
Acadia Pharmaceuticals, Inc. ‡	8,100	22
Acorda Therapeutics, Inc. ‡	8,500	203
Alexion Pharmaceuticals, Inc. ‡	21,700	853
Alkermes, Inc. ‡	25,200	335
Allos Therapeutics, Inc. ‡	13,300	99
Alnylam Pharmaceuticals, Inc. ‡	3,800	110
Array Biopharma, Inc. ‡	6,600	51
BioMarin Pharmaceuticals, Inc. ‡	27,200	721
Cepheid, Inc. ‡	12,600	174
Cougar Biotechnology, Inc. ‡	3,800	127
Cubist Pharmaceuticals, Inc. ‡	11,800	262
Human Genome Sciences, Inc. ‡	25,300	161
Incyte Corp., Ltd. ‡	69,300	530
Isis Pharmaceuticals, Inc. ‡	5,200	88
Lexicon Pharmaceuticals, Inc. ‡	24,400	43
Martek Biosciences Corp. ‡	7,400	232
Medarex, Inc. ‡	23,600	153
Momenta Pharmaceuticals, Inc. ‡	3,800	50
Myriad Genetics, Inc. ‡	10,900	707
Onyx Pharmaceuticals, Inc. ‡	12,600	456
OSI Pharmaceuticals, Inc. ‡	13,200	651
PDL Biopharma, Inc.	26,000	242
Regeneron Pharmaceuticals, Inc. ‡	17,900	391
Rigel Pharmaceuticals, Inc. ‡	11,500	269
Seattle Genetics, Inc. ‡	12,200	131
Senomyx, Inc. ‡	28,200	128
Theravance, Inc. ‡	10,500	131
United Therapeutics Corp. ‡	5,400	568
Capital Markets (2.2%)
Affiliated Managers Group, Inc. ‡	15,300	1,268
Cohen & Steers, Inc.	4,200	119
GFI Group, Inc.	17,600	83
Greenhill & Co., Inc. ^	14,200	1,047
Interactive Brokers Group, Inc. -Class A ‡	16,200	359
Knight Capital Group, Inc. -Class A ‡	7,200	107
Optionsxpress Holdings, Inc.	13,700	266
Penson Worldwide, Inc. ‡	9,100	126
Chemicals (1.8%)
Airgas, Inc.	16,300	809
Hercules, Inc.	16,000	317
Koppers Holdings, Inc.	14,200	531
Nalco Holding Co.	35,500	658
Scotts Miracle-Gro Co. -Class A	8,800	208
Terra Industries, Inc.	7,100	209
Commercial Banks (0.5%)
Pinnacle Financial Partners, Inc. ‡	12,300	379
SVB Financial Group ‡	7,400	429
Commercial Services & Supplies (5.6%)
Administaff, Inc.	10,200	278
Advisory Board Co. ‡	6,000	181
American Ecology Corp.	4,000	111
Brink’s Co.	12,300	751
Clean Harbors, Inc. ‡	7,700	520
Copart, Inc. ‡	17,100	650
Corporate Executive Board Co.	11,700	366
Heidrick & Struggles International, Inc.	8,600	259
Huron Consulting Group, Inc. ‡	9,400	536
Korn/Ferry International ‡	12,600	225
Navigant Consulting, Inc. ‡	8,500	169
Resources Connection, Inc. ‡	41,100	926
Rollins, Inc.	15,100	287
Stericycle, Inc. ‡	28,200	1,661
Waste Connections, Inc. ‡	32,825	1,126
Watson Wyatt Worldwide, Inc.	9,900	492
Communications Equipment (3.3%)
Adtran, Inc.	21,600	421
Avocent Corp. ‡	11,150	228
Blue Coat Systems, Inc. ‡	21,100	299
Commscope, Inc. ‡	19,600	679
Comtech Telecommunications Corp. ‡	18,500	911
Emulex Corp. ‡	14,900	159
F5 Networks, Inc. ‡	33,800	790
Foundry Networks, Inc. ‡	31,500	574
Netgear, Inc. ‡	8,800	132
Plantronics, Inc.	13,900	313
Polycom, Inc. ‡	20,612	477
Computers & Peripherals (0.3%)
Intermec, Inc. ‡	10,600	208
Palm, Inc. ^	40,600	242
Construction & Engineering (0.6%)
Dycom Industries, Inc. ‡	9,900	129
Perini Corp. ‡	5,800	150
Quanta Services, Inc. ‡	23,576	637
Consumer Finance (0.1%)
World Acceptance Corp. ‡	5,900	212
Containers & Packaging (0.7%)
Crown Holdings, Inc. ‡	23,800	529
Greif, Inc. -Class A	8,100	532
Distributors (0.4%)
LKQ Corp. ‡	31,600	536
Diversified Consumer Services (2.4%)
Capella Education Co. ‡	8,100	347
DeVry, Inc.	26,600	1,318
ITT Educational Services, Inc. ‡	14,100	1,141
Matthews International Corp. -Class A	12,400	629
Steiner Leisure, Ltd. ‡	6,800	234
Diversified Financial Services (0.1%)
MSCI, Inc. -Class A ‡	7,900	190

1

	Shares	Value
Diversified Telecommunication Services (0.3%)
Cbeyond, Inc. ‡	11,200	$161
Cogent Communications Group, Inc. ‡ ^	7,200	56
Time Warner Telecom, Inc. -Class A ‡	27,600	287
Electrical Equipment (2.1%)
Acuity Brands, Inc.	18,600	777
Ametek, Inc.	21,300	868
General Cable Corp. ‡	6,000	214
II-VI, Inc. ‡	22,300	862
Thomas & Betts Corp. ‡	12,100	473
Electronic Equipment & Instruments (4.1%)
Cyberoptics Corp. ‡	38,300	361
Dolby Laboratories, Inc. -Class A ‡	20,600	725
DTS, Inc. ‡	3,600	100
FLIR Systems, Inc. ‡	50,900	1,956
Itron, Inc. ‡	7,900	699
Mettler Toledo International, Inc. ‡	13,900	1,362
Orbotech, Ltd. ‡	11,400	91
Rofin-Sinar Technologies, Inc. ‡	12,900	395
Trimble Navigation, Ltd. ‡	10,900	282
TTM Technologies, Inc. ‡	27,000	268
Energy Equipment & Services (6.3%)
Atwood Oceanics, Inc. ‡	15,400	561
Complete Production Services, Inc. ‡	33,300	670
Core Laboratories NV	12,100	1,226
Dawson Geophysical Co. ‡	5,500	257
Dresser-Rand Group, Inc. ‡	21,900	689
Global Industries, Ltd. ‡	22,800	158
Helix Energy Solutions Group, Inc. ‡	20,100	488
Helmerich & Payne, Inc.	16,800	726
IHS, Inc. -Class A ‡	8,900	424
Ion Geophysical Corp. ‡	36,900	524
Natco Group, Inc. -Class A ‡	5,400	217
Oceaneering International, Inc. ‡	13,600	725
Oil States International, Inc. ‡	31,200	1,103
Superior Energy Services, Inc. ‡	27,500	856
TETRA Technologies, Inc. ‡	34,900	483
Unit Corp. ‡	10,700	533
Food Products (0.6%)
Flowers Foods, Inc.	22,100	649
Ralcorp Holdings, Inc. ‡	3,600	243
Health Care Equipment & Supplies (4.6%)
American Medical Systems Holdings, Inc. ‡	16,000	284
Arthrocare Corp. ‡ ^	11,900	330
Edwards Lifesciences Corp. ‡	17,500	1,011
Gen-Probe, Inc. ‡	18,000	955
Hologic, Inc. ‡	13,528	261
Idexx Laboratories, Inc. ‡	15,700	860
Immucor, Inc. ‡	28,500	911
Integra LifeSciences Holdings Corp. ‡	4,400	194
Meridian Bioscience, Inc.	33,650	977
ResMed, Inc. ‡	15,700	675
Stereotaxis, Inc. ‡	12,100	73
Steris Corp.	10,800	406
Health Care Providers & Services (5.2%)
Alliance Imaging, Inc. ‡	11,900	122
Amedisys, Inc. ‡	12,366	602
Catalyst Health Solutions, Inc. ‡	18,500	483
Centene Corp. ‡	23,900	490
Chemed Corp.	6,400	263
Chindex International, Inc. ‡	8,700	94
Corvel Corp. ‡	7,400	212
Gentiva Health Services, Inc. ‡	20,900	563
Healthsouth Corp. ‡	32,100	592
Healthspring, Inc. ‡	16,200	343
Healthways, Inc. ‡	11,500	185
Inventiv Health, Inc. ‡	11,800	208
LifePoint Hospitals, Inc. ‡	12,000	386
Pediatrix Medical Group, Inc. ‡	14,100	760
Pharmerica Corp. ‡	29,800	670
PSS World Medical, Inc. ‡	17,600	343
Psychiatric Solutions, Inc. ‡	16,700	634
Sun Healthcare Group, Inc. ‡	28,400	416
VCA Antech, Inc. ‡	19,000	560
Health Care Technology (0.4%)
Cerner Corp. ‡ ^	8,000	357
Phase Forward, Inc. ‡	10,300	215
Hotels, Restaurants & Leisure (2.2%)
Burger King Holdings, Inc.	29,000	712
Chipotle Mexican Grill, Inc. -Class B ‡	7,600	355
Choice Hotels International, Inc.	9,100	247
Orient-Express Hotels, Ltd. -Class A	8,800	212
Red Robin Gourmet Burgers, Inc. ‡	17,800	477
Sonic Corp. ‡	21,243	309
WMS Industries, Inc. ‡	34,250	1,047
Household Durables (0.4%)
Jarden Corp. ‡	15,500	363
Tempur-Pedic International	13,700	161
Household Products (0.7%)
Church & Dwight Co., Inc.	16,900	1,049
Insurance (1.9%)
HCC Insurance Holdings, Inc.	25,700	694
Max Capital Group, Ltd.	14,200	330
Philadelphia Consolidated Holding Corp. ‡	17,500	1,025
Stancorp Financial Group, Inc.	16,300	848
Internet & Catalog Retail (0.8%)
Blue Nile, Inc. ‡ ^	6,000	257
priceline.com, Inc. ‡ ^	12,900	883
Internet Software & Services (2.0%)
Art Technology Group, Inc. ‡	43,400	153
Digital River, Inc. ‡	18,600	603
Eresearch Technology, Inc. ‡	22,900	273
j2 Global Communications, Inc. ‡	20,800	486
Mercadolibre, Inc. ‡	8,000	163
Omniture, Inc. ‡	11,883	218
SINA Corp. ‡	14,900	524
Valueclick, Inc. ‡	28,600	293
Websense, Inc. ‡	16,700	373
IT Services (4.3%)
CACI International, Inc. -Class A ‡	12,500	626
Cybersource Corp. ‡	42,500	685
Genpact, Ltd. ‡	11,900	124
Global Payments, Inc.	23,620	1,060
Heartland Payment Systems, Inc.	28,700	734
NCI, Inc. -Class A ‡	46,400	1,321
NeuStar, Inc. -Class A ‡	14,300	284
Perot Systems Corp. -Class A ‡	41,100	713

2

	Shares	Value
IT Services (continued)
Phoenix Technologies, Ltd. ‡	10,100	$81
RightNow Technologies, Inc. ‡	38,600	485
SRA International, Inc. -Class A ‡	16,300	369
Leisure Equipment & Products (0.7%)
Polaris Industries, Inc.	13,700	623
Pool Corp.	15,500	362
Life Sciences Tools & Services (2.9%)
Dionex Corp. ‡	4,050	257
Exelixis, Inc. ‡	29,400	179
Illumina, Inc. ‡	27,200	1,102
Invitrogen Corp. ‡	19,400	733
Parexel International Corp. ‡	27,200	780
Techne Corp. ‡	14,000	1,010
Varian, Inc. ‡	8,000	343
Machinery (5.3%)
Actuant Corp. -Class A	55,900	1,411
Actuate Corp. ‡	48,400	169
Bucyrus International, Inc. -Class A	18,900	844
Chart Industries, Inc. ‡	13,900	397
Gardner Denver, Inc. ‡	12,400	431
Graco, Inc.	14,100	502
IDEX Corp.	20,100	623
Kaydon Corp.	4,200	189
Kennametal, Inc.	9,500	258
Middleby Corp. ‡ ^	9,100	494
Nordson Corp.	13,000	638
RBC Bearings, Inc. ‡	10,000	337
Robbins & Myers, Inc.	10,900	337
Toro Co.	17,200	710
Wabtec Corp.	16,100	825
Marine (0.4%)
Horizon Lines, Inc. -Class A ^	7,600	75
Kirby Corp. ‡	15,900	603
Media (1.0%)
Interactive Data Corp.	13,300	335
John Wiley & Sons, Inc. -Class A	15,800	639
Marvel Entertainment, Inc. ‡	15,100	516
Metals & Mining (0.6%)
Carpenter Technology Corp.	13,800	354
Cleveland-Cliffs, Inc.	5,800	307
Compass Minerals International, Inc.	5,100	267
Multiline Retail (0.5%)
Big Lots, Inc. ‡	28,200	785
Oil, Gas & Consumable Fuels (4.2%)
Bill Barrett Corp. ‡	12,700	408
Cabot Oil & Gas Corp.	19,500	705
Comstock Resources, Inc. ‡	21,400	1,071
Concho Resources, Inc. ‡	11,700	323
Foundation Coal Holdings, Inc.	17,500	623
Frontier Oil Corp.	18,500	341
International Coal Group, Inc. ‡	40,400	252
Mariner Energy, Inc. ‡	26,718	548
Penn Virginia Corp.	21,900	1,170
Petroquest Energy, Inc. ‡	14,900	229
St. Mary Land & Exploration Co.	20,100	717
Personal Products (1.7%)
Alberto-Culver Co. -Class B	31,600	861
Chattem, Inc. ‡	9,300	727
Herbalife, Ltd.	15,900	628
NBTY, Inc. ‡	14,600	431
Pharmaceuticals (1.2%)
Cadence Pharmaceuticals, Inc. ‡	5,100	45
Medicines Co. ‡	24,900	578
Valeant Pharmaceuticals International ‡	26,400	540
Viropharma, Inc. ‡	13,900	182
Xenoport, Inc. ‡	10,300	499
Real Estate Investment Trusts (0.1%)
PS Business Parks, Inc.	2,000	115
Real Estate Management & Development (0.2%)
Jones Lang Lasalle, Inc.	7,600	330
Road & Rail (0.8%)
Aaron Rents, Inc.	12,700	344
Landstar System, Inc.	20,700	912
Semiconductors & Semiconductor Equipment (4.5%)
Advanced Energy Industries, Inc. ‡	37,400	512
Cabot Microelectronics Corp. ‡	7,200	231
COHU, Inc.	21,500	340
Cymer, Inc. ‡	19,200	486
Diodes, Inc. ‡	16,500	304
Entegris, Inc. ‡	46,400	225
FormFactor, Inc. ‡	14,800	258
Integrated Device Technology, Inc. ‡	29,920	233
Intersil Corp. -Class A	19,960	331
Micrel, Inc.	38,400	348
ON Semiconductor Corp. ‡	135,000	913
Pericom Semiconductor Corp. ‡	12,900	135
PMC - Sierra, Inc. ‡	38,100	283
Semtech Corp. ‡	34,700	484
Silicon Laboratories, Inc. ‡	14,000	430
Standard Microsystems Corp. ‡	6,100	152
Varian Semiconductor Equipment Associates, Inc. ‡	30,825	774
Verigy, Ltd. ‡	15,100	246
Virage Logic Corp. ‡	22,601	133
Software (6.2%)
ANSYS, Inc. ‡	29,989	1,136
Blackboard, Inc. ‡	18,300	737
Epicor Software Corp. ‡	26,000	205
FactSet Research Systems, Inc.	16,950	886
Informatica Corp. ‡	64,900	843
Jack Henry & Associates, Inc.	15,800	321
Kenexa Corp. ‡	18,100	286
Lawson Software, Inc. ‡	24,800	174
Macrovision Solutions Corp. ‡	22,500	346
Micros Systems, Inc. ‡	27,600	736
Monotype Imaging Holdings, Inc. ‡	15,200	169
Parametric Technology Corp. ‡	40,100	738
Progress Software Corp. ‡	9,100	236
Quest Software, Inc. ‡	24,600	312
SPSS, Inc. ‡	13,600	399
Sybase, Inc. ‡	18,200	557
Synopsys, Inc. ‡	15,800	315
Taleo Corp. -Class A ‡	28,800	573
THQ, Inc. ‡	11,300	136
TIBCO Software, Inc. ‡	37,600	275
Wind River Systems, Inc. ‡	26,000	260
Specialty Retail (2.5%)
AC Moore Arts & Crafts, Inc. ‡	9,900	62

3

	Shares	Value
Specialty Retail (continued)
Aeropostale, Inc. ‡	26,150	$840
GameStop Corp. -Class A ‡	6,900	236
Guess, Inc.	10,900	379
Gymboree Corp. ‡	25,200	895
Hibbett Sports, Inc. ‡	18,900	378
J Crew Group, Inc. ‡	13,700	391
Tractor Supply Co. ‡	14,200	597
Zumiez, Inc. ‡	5,700	94
Textiles, Apparel & Luxury Goods (2.0%)
Deckers Outdoor Corp. ‡	5,200	541
Fossil, Inc. ‡	24,412	689
Hanesbrands, Inc. ‡	29,800	648
Iconix Brand Group, Inc. ‡ ^	27,300	357
Warnaco Group, Inc. ‡	19,200	870
Trading Companies & Distributors (0.7%)
Beacon Roofing Supply, Inc. ‡	27,800	434
MSC Industrial Direct Co. -Class A	15,400	709
Wireless Telecommunication Services (1.2%)
Leap Wireless International, Inc. ‡	13,800	526
SBA Communications Corp. -Class A ‡	44,200	1,143
Syniverse Holdings, Inc. ‡	13,500	224
Total Common Stocks (cost $159,609)		152,925

	Principal
REPURCHASE AGREEMENT (0.3%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $494 on 10/01/2008 à •	$494	494
Total Repurchase Agreement (cost $494)		494

	Shares
SECURITIES LENDING COLLATERAL (2.4%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	3,687,151	3,687
Total Securities Lending Collateral (cost $3,687)		3,687

Total Investment Securities (cost $163,790) #		$157,106

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $3,557.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $508.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $163,790. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $18,765 and $25,449, respectively. Net unrealized depreciation for tax purposes is $6,684.

4

Transamerica Templeton Global VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (98.0%)
Australia (0.7%)
Alumina, Ltd.	298,728	$725
National Australia Bank, Ltd.	103,940	2,098
Austria (0.5%)
Telekom Austria AG	122,840	2,143
Brazil (1.4%)
Cia Vale do Rio Doce -Class B ADR	47,630	912
Empresa Brasileira de Aeronautica SA ADR	75,590	2,042
Petroleo Brasileiro SA ADR	60,000	2,637
Canada (1.9%)
Jean Coutu Group PJC, Inc. -Class A	206,500	1,436
Research In Motion, Ltd. ‡	90,000	6,147
Denmark (0.4%)
Vestas Wind Systems ‡	19,650	1,715
Finland (0.5%)
Stora ENSO OYJ -Class R	111,170	1,069
UPM-Kymmene	67,420	1,038
France (6.4%)
Accor SA	21,680	1,158
AXA SA	116,760	3,822
France Telecom SA	178,680	5,012
Michelin -Class B	32,354	2,070
Sanofi-Aventis SA	57,895	3,806
Suez SA	48,100	2,340
Thomson ‡	143,540	507
Thomson ‡ ADR	62,840	222
Total SA	68,028	4,133
Vivendi	79,020	2,477
Germany (7.0%)
Bayerische Motoren Werke AG	65,120	2,524
Celesio AG	60,270	2,606
Daimler AG	105,000	5,303
Deutsche Post AG	131,070	2,735
E.ON AG ADR	77,460	3,757
Infineon Technologies AG ‡	356,420	1,979
Merck KGAA	21,450	2,287
Muenchener Rueckversicherungs AG	12,400	1,870
SAP AG	29,980	1,597
Siemens AG	36,220	3,378
Hong Kong (0.8%)
Cheung Kong Holdings, Ltd.	151,000	1,711
Hutchison Whampoa International, Ltd.	186,000	1,429
Ireland (0.2%)
CRH PLC	44,120	943
Israel (0.6%)
Check Point Software Technologies ‡	107,465	2,444
Italy (1.6%)
Autogrill SpA	102,681	1,150
ENI SpA ADR	65,505	3,468
UniCredit SpA	491,147	1,837
Japan (5.0%)
Aiful Corp.	97,150	752
Fujifilm Holdings Corp.	54,300	1,400
Konica Minolta Holdings, Inc.	173,500	1,983
Mabuchi Motor Co., Ltd.	37,100	1,687
Mitsubishi UFJ Financial Group, Inc. ADR	126,400	1,105
NGK Spark Plug Co., Ltd.	98,000	954
Nintendo Co., Ltd.	5,900	2,503
Olympus Corp.	63,300	1,850
Promise Co., Ltd.	79,000	1,497
Sony Corp. ADR	32,890	1,015
Takeda Pharmaceutical Co., Ltd.	25,900	1,304
Toyota Motor Corp.	40,700	1,740
Uss Co., Ltd.	35,670	2,294
Korea, Republic of (1.4%)
KB Financial Group, Inc. ADR ‡	25,790	1,178
Korea Electric Power Corp. ADR	73,030	905
Samsung Electronics Co., Ltd. -144A GDR	16,150	3,618
Netherlands (1.8%)
ING Groep NV	105,910	2,270
ING Groep NV ADR	17,960	384
Koninklijke Philips Electronics NV	89,830	2,437
Randstad Holding NV	38,730	1,018
Reed Elsevier NV	79,569	1,180
Netherlands Antilles (1.3%)
Schlumberger, Ltd.	64,000	4,998
Norway (1.1%)
Aker Kvaerner ASA	53,800	855
Telenor ASA	281,100	3,500
Portugal (0.5%)
Portugal Telecom SA	179,050	1,801
Singapore (2.1%)
DBS Group Holdings, Ltd.	300,000	3,575
DBS Group Holdings, Ltd. ADR	5,190	223
Flextronics International, Ltd. ‡	192,250	1,361
Singapore Telecommunications, Ltd.	1,477,000	3,376
South Africa (0.6%)
Sasol, Ltd. ADR	52,390	2,226
Spain (1.9%)
Banco Santander SA	145,095	2,176
Telefonica SA	222,547	5,292
Sweden (0.9%)
Nordea Bank AB	203,350	2,382
Securitas AB -Class B	109,010	1,208
Switzerland (4.8%)
ACE, Ltd.	61,040	3,304
Adecco SA	39,740	1,726
Lonza Group AG	23,140	2,903
Nestle SA ADR	97,100	4,073
Novartis AG ADR	69,520	3,673
Swiss Reinsurance	35,870	1,991
UBS AG ‡	8,813	155
UBS AG	81,648	1,396
Taiwan (1.3%)
Chunghwa Telecom Co., Ltd. ‡ ADR	72,074	1,706
Lite-On Technology Corp. GDR	195,171	1,653
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	195,214	1,829
Turkey (0.6%)
Turkcell Iletisim Hizmet AS ADR	146,280	2,193
United Kingdom (11.0%)
Aviva PLC	277,440	2,413
BAE Systems PLC	419,210	3,090
BP PLC ADR	88,370	4,434
British Sky Broadcasting Group PLC	247,600	1,842

1

	Shares	Value
United Kingdom (continued)
Cadbury PLC	121,600	$1,230
Compass Group PLC	389,660	2,417
GlaxoSmithKline PLC	153,427	3,324
Group 4 Securicor PLC	688,880	2,491
HSBC Holdings PLC ADR	8,440	682
HSBC Holdings PLC	143,692	2,325
Kingfisher PLC	328,470	783
Kingfisher PLC ADR	196,100	882
Pearson PLC	194,220	2,104
Rentokil Initial PLC	856,290	1,062
Rolls-Royce Group PLC ‡	376,355	2,279
Royal Bank of Scotland PLC	425,077	1,371
Royal Dutch Shell PLC -Class B	114,142	3,207
Unilever PLC	107,594	2,926
Vodafone Group PLC	1,824,401	4,029
Wolseley PLC	137,620	1,040
United States (41.7%)
Allergan, Inc.	90,000	4,635
Amazon.com, Inc. ‡	70,000	5,093
American Express Co.	115,000	4,074
Apple, Inc. ‡	80,000	9,093
AT&T, Inc.	165,000	4,607
Becton Dickinson & Co.	30,000	2,408
Boeing Co.	71,000	4,072
BorgWarner, Inc.	100,000	3,277
Caterpillar, Inc.	98,000	5,841
CME Group, Inc. -Class A	13,000	4,830
Ecolab, Inc.	83,000	4,027
Electronic Arts, Inc. ‡	77,000	2,848
Expeditors International of Washington, Inc.	190,000	6,620
General Electric Co.	250,000	6,375
Gilead Sciences, Inc. ‡	190,000	8,660
Google, Inc. -Class A ‡	21,000	8,411
Interpublic Group of Cos., Inc. ‡	1
Jacobs Engineering Group, Inc. ‡	155,000	8,418
Johnson Controls, Inc.	253,200	7,680
Nordstrom, Inc.	165,000	4,755
PACCAR, Inc.	165,000	6,301
Praxair, Inc.	138,000	9,900
Qualcomm, Inc.	155,000	6,660
Raytheon Co.	120,000	6,421
Sigma-Aldrich Corp.	94,000	4,927
State Street Corp.	37,000	2,105
T. Rowe Price Group, Inc.	90,000	4,834
Tyco Electronics, Ltd.	250,000	6,915
Union Pacific Corp.	60,000	4,270
Varian Medical Systems, Inc. ‡	126,000	7,198
Wells Fargo & Co.	60,000	2,252
Total Common Stocks (cost $417,594)		392,614

RIGHT (0.1%)
France (0.1%)
Suez Environnement SA	12,025	296
Total Right (cost $340)		296

	Principal
REPURCHASE AGREEMENT (1.6%)
United States (1.6%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $6,197 on 10/1/2008 •	$6,197	6,197
Total Repurchase Agreement (cost $6,197)		6,197

Total Investment Securities (cost $424,131) #		$399,107

2

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Diversified Telecommunication Services	6.8%	$27,435
Commercial Banks	5.2%	21,203
Oil, Gas & Consumable Fuels	5.0%	20,104
Pharmaceuticals	4.7%	19,030
Chemicals	4.7%	18,855
Aerospace & Defense	4.5%	17,904
Auto Components	3.5%	13,981
Industrial Conglomerates	3.4%	13,619
Insurance	3.4%	13,401
Communications Equipment	3.2%	12,807
Machinery	3.0%	12,142
Health Care Equipment & Supplies	2.9%	11,456
Electronic Equipment & Instruments	2.8%	11,363
Computers & Peripherals	2.7%	10,746
Automobiles	2.4%	9,567
Software	2.4%	9,391
Air Freight & Logistics	2.3%	9,354
Biotechnology	2.2%	8,660
Construction & Engineering	2.1%	8,418
Internet Software & Services	2.1%	8,411
Capital Markets	2.1%	8,334
Food Products	2.1%	8,229
Diversified Financial Services	1.9%	7,639
Media	1.9%	7,604
Commercial Services & Supplies	1.9%	7,507
Semiconductors & Semiconductor Equipment	1.9%	7,426
Consumer Finance	1.6%	6,323
Wireless Telecommunication Services	1.6%	6,222
Energy Equipment & Services	1.5%	5,853
Internet & Catalog Retail	1.3%	5,093
Multiline Retail	1.2%	4,755
Hotels, Restaurants & Leisure	1.2%	4,724
Electric Utilities	1.2%	4,662
Road & Rail	1.1%	4,270
Specialty Retail	1.0%	3,960
Life Sciences Tools & Services	0.7%	2,903
Health Care Providers & Services	0.7%	2,606
Multi-Utilities	0.6%	2,340
Paper & Forest Products	0.5%	2,107
Office Electronics	0.5%	1,983
Household Durables	0.4%	1,745
Electrical Equipment	0.4%	1,715
Real Estate Management & Development	0.4%	1,711
Metals & Mining	0.4%	1,637
Food & Staples Retailing	0.4%	1,436
Trading Companies & Distributors	0.3%	1,040
Construction Materials	0.2%	943
Water Utilities	0.1%	296
Investment Securities, at Value	98.4%	392,910
Short-Term Investments	1.6%	6,197
Total Investments	100.0%	$399,107

3

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $6,321.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $424,131. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $42,985 and $68,009, respectively. Net unrealized depreciation for tax purposes is $25,024.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $3,618, or 0.90% of the Fund’s net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

4

Transamerica Third Avenue Value VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (92.9%)
Bermuda (3.3%)
Brookfield Infrastructure Partners, LP	17,407	$274
Bw Gas, Ltd. ‡	181,506	1,369
Montpelier RE Holdings, Ltd.	183,339	3,027
Nabors Industries, Ltd. ‡	156,135	3,891
Canada (14.3%)
Brookfield Asset Management, Inc. -Class A	405,176	11,118
Canfor Corp. ‡	792,177	6,074
E-L Financial Corp., Ltd. §	3,796	1,748
EnCana Corp.	164,000	10,780
Power Corp. of Canada	281,936	8,265
Germany (0.6%)
Allianz SE	5,000	678
Lanxess AG	28,681	782
Hong Kong (12.8%)
Cheung Kong Holdings, Ltd.	769,847	8,721
Chong Hing Bank, Ltd.	953,360	1,719
Hang Lung Group, Ltd.	367,308	1,163
Hang Lung Properties, Ltd.	1,351,251	3,181
Henderson Land Development Co., Ltd.	1,744,462	7,776
Hutchison Whampoa International, Ltd.	1,103,912	8,479
Wharf Holdings, Ltd.	940,478	2,687
Japan (13.9%)
AIOI Insurance Co., Ltd.	236,773	1,181
Daiichi Sankyo Co., Ltd.	136,514	3,518
Mitsui Fudosan Co., Ltd.	482,538	9,324
Mitsui Sumitomo Insurance Group Holdings, Inc.	65,448	2,148
Sapporo Breweries	342,000	2,540
Tokio Marine Holdings, Inc.	237,650	8,725
Toyota Industries Corp.	365,193	9,216
Korea, Republic of (4.0%)
POSCO ADR	111,839	10,442
Sweden (2.4%)
Investor AB -Class A	360,254	6,361
United Kingdom (0.3%)
Derwent London PLC REIT	39,000	723
United States (41.3%)
Alamo Group, Inc.	120,129	2,048
Alexander & Baldwin, Inc.	48,233	2,124
Alliance Data Systems Corp. ‡	15,150	960
AMBAC Financial Group, Inc.	165,151	385
Applied Materials, Inc.	95,039	1,438
AVX Corp.	541,695	5,520
Bank of New York Mellon Corp.	376,559	12,268
BEL Fuse, Inc. -Class A	22,739	625
Bristow Group, Inc. ‡	38,702	1,310
Brookline Bancorp, Inc.	201,198	2,573
Capital Southwest Corp.	12,395	1,761
Cimarex Energy Co.	232,804	11,386
CIT Group, Inc.	91,083	634
Cross Country Healthcare, Inc. ‡	135,994	2,215
Electro Scientific Industries, Inc. ‡	112,166	1,595
Electronics For Imaging, Inc. ‡	59,921	834
Forest City Enterprises, Inc. -Class A	246,423	7,558
Intel Corp.	219,039	4,103
Leapfrog Enterprises, Inc. -Class A ‡	157,466	1,663
Legg Mason, Inc.	133,979	5,099
Lexmark International, Inc. -Class A ‡	39,292	1,280
MBIA, Inc.	674,158	8,022
MDC Holdings, Inc.	50,732	1,856
MGIC Investment Corp.	79,353	558
NewAlliance Bancshares, Inc.	75,115	1,129
Phoenix Cos., Inc.	111,491	1,030
Radian Group, Inc.	210,162	1,059
St Joe Co. ‡ Λ	225,780	8,826
St. Mary Land & Exploration Co.	78,502	2,798
Superior Industries International, Inc.	114,772	2,199
Sycamore Networks, Inc. ‡	983,179	3,176
Tejon Ranch Co. ‡	60,731	2,256
Tellabs, Inc. ‡	466,171	1,893
USG Corp. ‡	101,234	2,592
Westwood Holdings Group, Inc.	89,831	4,258
Total Common Stocks (cost $242,824)		244,941

	Principal
REPURCHASE AGREEMENT (8.5%)
United States (8.5%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $22,431 on 10/01/2008 •	$22,430	22,430
Total Repurchase Agreement (cost $22,430)		22,430

	Shares
SECURITIES LENDING COLLATERAL (1.5%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83%	3,979,404	3,979
Total Securities Lending Collateral (cost $3,979)		3,979

Total Investment Securities (cost $269,233) #		$271,350

1

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Real Estate Management & Development	23.1%	$62,611
Insurance	13.0%	35,209
Oil, Gas & Consumable Fuels	9.7%	26,333
Capital Markets	8.6%	23,386
Auto Components	4.2%	11,415
Metals & Mining	3.9%	10,442
Industrial Conglomerates	3.1%	8,479
Electronic Equipment & Instruments	2.6%	7,115
Diversified Financial Services	2.6%	6,995
Paper & Forest Products	2.2%	6,074
Communications Equipment	2.1%	5,694
Semiconductors & Semiconductor Equipment	2.0%	5,541
Thrifts & Mortgage Finance	2.0%	5,319
Energy Equipment & Services	1.4%	3,891
Pharmaceuticals	1.3%	3,517
Building Products	1.0%	2,592
Beverages	0.9%	2,540
Health Care Providers & Services	0.8%	2,215
Marine	0.8%	2,124
Computers & Peripherals	0.8%	2,114
Machinery	0.8%	2,048
Household Durables	0.7%	1,856
Commercial Banks	0.6%	1,719
Leisure Equipment & Products	0.6%	1,663
Air Freight & Logistics	0.5%	1,310
IT Services	0.4%	960
Chemicals	0.3%	782
Real Estate Investment Trusts	0.3%	723
Electric Utilities	0.1%	274
Investment Securities, at Value	90.3%	244,941
Short-Term Investments	9.7%	26,409
Total Investments	100.0%	$271,350

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
Λ	All or a portion of this security is on loan. The value of all securities on loan is $3,859.
§	Illiquid. At 09/30/2008, this security aggregated $1,748 or 0.66% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $22,879.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $269,233. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $44,908 and $42,791, respectively. Net unrealized appreciation for tax purposes is $2,117.

DEFINITIONS:

ADR	American Depository Receipt
LP	Limited Partnerships
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica U.S. Government Securities VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

		Principal	Value
U.S. GOVERNMENT OBLIGATIONS (39.0%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$8,500		$8,608
4.50%, due 05/15/2038		14,500	14,969
8.00%, due 11/15/2021		9,000	12,315
U.S. Treasury Inflation Indexed Bond TIPS
1.75%, due 01/15/2028		5,249	4,579
3.38%, due 04/15/2032		3,717	4,261
U.S. Treasury Inflation Indexed Note TIPS
1.38%, due 07/15/2018		10,199	9,420
U.S. Treasury Note
2.13%, due 04/30/2010		9,000	9,043
2.38%, due 08/31/2010		18,000	18,138
2.63%, due 05/31/2010		7,500	7,584
2.75%, due 07/30/2010		14,000	14,218
2.88%, due 06/30/2010		11,500	11,690
3.13%, due 08/31/2013		33,000	33,253
3.38%, due 06/30/2013		6,000	6,120
3.50%, due 08/15/2009		6,200	6,283
3.88%, due 05/15/2018		2,265	2,280
4.00%, due 08/15/2018		13,530	13,722
4.25%, due 11/15/2017		5,844	6,057
4.75%, due 08/15/2017		5,000	5,360
4.88%, due 10/31/2008 - 08/15/2016		23,000	24,104
Total U.S. Government Obligations (cost $211,939)			212,004

U.S. GOVERNMENT AGENCY OBLIGATIONS (27.9%)
Fannie Mae
4.25%, due 05/15/2009		6,500	6,536
4.50%, due 03/25/2017 - 04/25/2030		7,348	7,335
4.72%, due 10/01/2035 *		5,487	5,536
5.00%, due 04/25/2034 - 11/01/2037		14,190	13,860
5.50%, due 04/01/2038		10,000	9,980
5.93%, due 07/01/2037 *		2,770	2,820
6.00%, due 12/01/2037		5,745	5,826
Federal Agricultural Mortgage Corp.
5.50%, due 07/15/2011 -144A		10,000	10,551
Federal Home Loan Bank
3.00%, due 04/15/2009		13,000	12,986
5.00%, due 08/15/2012		1,967	1,970
Freddie Mac
3.63%, due 07/23/2010		10,000	10,038
4.00%, due 10/15/2029		4,907	4,851
4.13%, due 12/21/2012 - 09/27/2013		14,000	14,121
4.50%, due 02/15/2027		2,948	2,956
4.81%, due 06/01/2035 *		4,588	4,628
5.00%, due 05/15/2028 - 11/15/2032		18,621	18,622
5.35%, due 11/14/2011		7,500	7,518
5.50%, due 01/15/2029		3,000	3,063
5.50%, due 08/01/2037 *		1,501	1,525
5.51%, due 09/01/2037 *		4,434	4,509
5.71%, due 03/01/2037 *		2,150	2,180
Total U.S. Government Agency Obligations (cost $150,921)			151,411

FOREIGN GOVERNMENT OBLIGATION (1.3%)
Bundesrepublik Deutschland
4.25%, due 07/05/2018	EUR	5,000	7,166
Total Foreign Government Obligation (cost $7,375)			7,166

SHORT-TERM U.S. GOVERNMENT OBLIGATION (5.5%)
U.S. Treasury Bill
1.00%, due 11/20/2008		30,000	29,925
Total Short-Term U.S. Government Obligation (cost $29,925)			29,925

MORTGAGE-BACKED SECURITIES (6.1%)
American Tower Trust
Series 2007-1A, Class AFX
5.42%, due 04/15/2037 -144A		1,500	1,352
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038		1,000	866
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A4
5.32%, due 12/11/2049		435	363
Crown Castle Towers LLC
Series 2006-1A, Class AFX
5.24%, due 11/15/2036 -144A		2,000	1,949
Fannie Mae
Series-9682, Class CL
5.50%, due 01/01/2038		3,000	2,994
Series 2005-20, Class QA
5.00%, due 07/25/2024		1,187	1,191
Series 2008-75, Class DA
4.50%, due 03/25/2021		6,862	6,846
Federal Home Loan Banks
Series 00-0582, Class H
4.75%, due 10/25/2010		2,074	2,088
Freddie Mac
Series 2543, Class BC
4.75%, due 11/15/2021		1,969	1,978
Series 2642, Class AG
4.00%, due 03/15/2019		6,910	6,884
Series 2780, Class HA
3.75%, due 12/15/2011		4,094	4,075
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041		1,000	870
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048		1,000	875
Wachovia Bank Commercial Mortgage Trust
Series 2007-C32, Class A3
5.93%, due 06/15/2049		1,000	848
Total Mortgage-Backed Securities (cost $33,952)			33,179

ASSET-BACKED SECURITY (0.2%)
USAA Auto Owner Trust
Series 2007-2, Class A2
5.04%, due 04/15/2010		842	843
Total Asset-Backed Security (cost $842)			843

CORPORATE DEBT SECURITIES (5.2%)
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010		1,000	905

1

	Principal	Value
Beverages (0.2%)
Sabmiller PLC
6.20%, due 07/01/2011 -144A	$1,122	$1,150
Business Credit Institutions (0.4%)
Caterpillar Financial Services Corp.
7.05%, due 10/01/2018	1,750	1,747
PNC Funding Corp.
6.13%, due 02/15/2009	470	470
Capital Markets (0.3%)
State Street Capital Trust III
8.25%, due 03/15/2011 Ž	1,436	1,408
Chemicals (0.2%)
Nalco Co.
7.75%, due 11/15/2011	1,000	980
Commercial Banks (0.5%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A Ž	1,000	879
PNC Preferred Funding Trust I
8.70%, due 12/31/2049 -144A Ž	800	713
Principal Financial Group
8.20%, due 08/15/2009 -144A	1,000	1,014
Computers & Peripherals (0.4%)
Hewlett-Packard Co.
2.83%, due 06/15/2009 *	2,000	1,989
Diversified Financial Services (0.5%)
American Honda Finance Corp.
7.63%, due 10/01/2018 -144A	2,000	1,989
Pemex Finance, Ltd.
9.03%, due 02/15/2011	470	491
Food Products (0.5%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	1,000	988
Kellogg Co.
4.25%, due 03/06/2013	1,000	965
Michael Foods, Inc.
8.00%, due 11/15/2013	1,500	1,455
Insurance (0.2%)
Metropolitan Life Global Funding I
5.75%, due 07/25/2011 -144A	850	855
Media (0.2%)
Comcast Cable Holdings LLC
9.80%, due 02/01/2012	1,000	1,093
Metals & Mining (0.5%)
Arcelormittal
5.38%, due 06/01/2013 -144A	1,300	1,228
BHP Billiton Finance, Ltd.
5.13%, due 03/29/2012	1,000	986
Rio Tinto Finance USA, Ltd.
5.88%, due 07/15/2013	1,000	980
Oil, Gas & Consumable Fuels (0.5%)
Burlington Resources Finance Co.
6.50%, due 12/01/2011	1,500	1,562
Premcor Refining Group, Inc.
6.13%, due 05/01/2011	1,000	1,013
Ras Laffan Liquefied Natural Gas Co., Ltd.
3.44%, due 09/15/2009 -144A	673	675
Real Estate Investment Trusts (0.4%)
Hospitality Properties Trust
6.75%, due 02/15/2013	1,000	912
Westfield Capital Corp.
4.38%, due 11/15/2010 -144A	1,000	974
Real Estate Management & Development (0.2%)
Duke Realty, LP 5.63%, due 08/15/2011	1,000	977
Total Corporate Debt Securities (cost $29,314)		28,398

COMMERCIAL PAPER (2.2%)
Automobiles (0.5%)
Volkswagen of America
2.94% due 10/08/2008 -144A	3,000	2,998
Chemicals (0.5%)
Chevron Phillips
2.75% due 10/10/2008 -144A	3,000	2,998
Diversified Financial Services (0.6%)
Nissan Motor Acceptance Corp.
2.95% due 10/03/2008 -144A	3,000	3,000
Transportation Infrastructure (0.6%)
Tyco International Finance SA
2.75% due 10/06/2008 -144A	3,000	2,999
Total Commercial Paper (cost $11,995)		11,995

REPURCHASE AGREEMENT (1.9%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $10,347 on 10/01/2008 •	10,346	10,346
Total Repurchase Agreement (cost $10,346)		10,346

Total Investment Securities (cost $486,609) #		$485,267

2

FUTURES CONTRACTS: £

	Contracts Г	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
5-Year U.S. Note	(253)	01/06/2009	$(28,395)	$(84)
			$(28,395)	$(84)

FORWARD FOREIGN CURRENCY CONTRACTS: ф

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Euro	(5,075)	10/31/2008	$(7,435)	$284
			$(7,435)	$284

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 09/30/2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 09/30/2008.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $10,558.
State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
£	Cash in the amount of $750 is segregated with the custodian to cover margin requirements for open futures contracts.
Г	Contract amounts are not in thousands.
ф	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
#

Aggregate cost for federal income tax purposes is $486,609. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $2,899 and $4,241, respectively. Net unrealized depreciation for tax purposes is $1,342.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 09/30/2008, these securities aggregated $36,312, or 6.68% of the Fund’s net assets.

EUR	Euro
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflated-Protected Securities

3

Transamerica Value Balanced VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (3.0%)
U.S. Treasury Bond
4.38%, due 02/15/2038	$2,250	$2,279
5.00%, due 05/15/2037	1,665	1,852
U.S. Treasury Inflation Indexed Note, TIPS
1.38%, due 07/15/2018	377	348
U.S. Treasury Note
3.13%, due 08/31/2013	680	685
3.50%, due 08/15/2009	800	811
4.00%, due 08/15/2018	2,550	2,586
Total U.S. Government Obligations (cost $8,472)		8,561

U.S. GOVERNMENT AGENCY OBLIGATIONS (16.4%)
Fannie Mae
4.72%, due 10/01/2035 *	2,414	2,436
5.00%, due 05/01/2018	830	833
5.50%, due 08/01/2017 - 01/01/2038	7,588	7,595
6.00%, due 01/01/2018 - 12/01/2037	10,439	10,603
6.50%, due 10/01/2037	3,032	3,112
Freddie Mac
4.00%, due 10/15/2029	2,322	2,295
4.25%, due 10/15/2026	2,581	2,576
4.81%, due 06/01/2035 *	1,957	1,974
5.00%, due 04/01/2018 - 11/15/2032	7,506	7,524
5.50%, due 09/01/2018 - 11/01/2018	1,900	1,929
5.51%, due 09/01/2037 *	2,592	2,636
6.00%, due 11/01/2033 - 12/01/2033	2,055	2,089
Ginnie Mae
6.00%, due 02/20/2034 - 08/20/2034	781	793
6.50%, due 10/15/2027	458	472
Total U.S. Government Agency Obligations (cost $46,813)		46,867

MORTGAGE-BACKED SECURITIES (2.2%)
American Tower Trust
Series 2007-1A, Class C
5.62%, due 04/15/2037 -144A	1,090	910
Bear Stearns Commercial Mortgage Securities
Series 2006-PW14, Class A4
5.20%, due 12/11/2038	1,650	1,428
Morgan Stanley Capital I
Series 2006-HQ10, Class A4
5.33%, due 11/12/2041	1,720	1,498
SBA CMBS Trust
Series 2006-1A, Class A
5.31%, due 11/15/2036 -144A	900	874
Wachovia Bank Commercial Mortgage Trust
Series 2006-C28, Class A4
5.57%, due 10/15/2048	1,649	1,443
Series 2007-C32, Class H
5.74%, due 06/15/2049 -144A	570	185
Total Mortgage-Backed Securities (cost $7,539)		6,338

ASSET-BACKED SECURITY (0.3%)
USAA Auto Owner Trust
Series 2008-2, Class A3
4.64%, due 10/15/2012	970	954
Total Asset-Backed Security (cost $970)		954

CORPORATE DEBT SECURITIES (10.7%)
Airlines (0.2%)
Delta Air Lines, Inc.
7.57%, due 11/18/2010	580	525
Automobiles (0.4%)
Daimler Finance North America LLC
8.00%, due 06/15/2010	1,000	1,046
Beverages (0.3%)
Diageo Capital PLC
5.75%, due 10/23/2017	1,025	984
Building Products (0.2%)
CRH America, Inc.
5.30%, due 10/15/2013	650	592
Capital Markets (0.3%)
Merrill Lynch & Co., Inc.
5.45%, due 02/05/2013	1,050	946
Chemicals (0.4%)
PPG Industries, Inc.
5.75%, due 03/15/2013	1,100	1,090
Commercial Banks (0.5%)
Barclays Bank PLC
7.70%, due 04/25/2018 -144A ■ Ž	870	765
PNC Bank NA
6.88%, due 04/01/2018	595	570
Consumer Finance (0.3%)
Discover Financial Services
3.35%, due 06/11/2010 *	947	764
Diversified Financial Services (1.0%)
Citigroup, Inc.
6.13%, due 05/15/2018	537	445
8.40%, due 04/30/2018 ■ Ž	550	374
General Electric Capital Corp.
4.80%, due 05/01/2013	930	848
Glencore Funding LLC
6.00%, due 04/15/2014 -144A	935	883
Pemex Finance, Ltd.
9.03%, due 02/15/2011	650	679
Energy Equipment & Services (0.2%)
Transocean, Inc.
6.80%, due 03/15/2038	655	601
Food & Staples Retailing (0.2%)
Stater Brothers Holdings, Inc.
8.13%, due 06/15/2012	600	588
Food Products (0.6%)
Cargill, Inc.
5.60%, due 09/15/2012 -144A	1,083	1,070
Michael Foods, Inc.
8.00%, due 11/15/2013	700	679
Hotels, Restaurants & Leisure (0.2%)
Royal Caribbean Cruises, Ltd.
8.75%, due 02/02/2011	523	507
Household Products (0.2%)
Kimberly-Clark Corp.
6.63%, due 08/01/2037	565	565
Independent Power Producers & Energy Traders (0.5%)
Empresa Nacional de Electricidad SA
8.50%, due 04/01/2009	1,300	1,318
Industrial Conglomerates (0.4%)
Hutchison Whampoa International, Ltd.
5.45%, due 11/24/2010 -144A	1,010	1,004

1

	Principal	Value
Insurance (0.3%)
Oil Insurance, Ltd.
7.56%, due 06/30/2011 -144A ■ Ž	$650	$494
Travelers Cos., Inc.
6.75%, due 06/20/2036	512	473
IT Services (0.2%)
Aramark Corp.
8.50%, due 02/01/2015	450	423
Machinery (0.2%)
Tyco Electronics Group SA
6.55%, due 10/01/2017	652	627
Media (0.5%)
News America Holdings, Inc.
7.75%, due 12/01/2045	610	573
Time Warner Cable, Inc.
6.75%, due 07/01/2018	950	887
Metals & Mining (0.2%)
Arcelormittal
5.38%, due 06/01/2013 -144A	565	534
Multiline Retail (0.3%)
Neiman-Marcus Group, Inc.
9.00%, due 10/15/2015	500	419
Target Corp.
7.00%, due 01/15/2038	540	508
Oil, Gas & Consumable Fuels (0.4%)
Petrobras International Finance Co.
5.88%, due 03/01/2018	630	573
PetroHawk Energy Corp.
9.13%, due 07/15/2013	720	677
Paper & Forest Products (0.5%)
Celulosa Arauco y Constitucion SA
8.63%, due 08/15/2010	1,240	1,304
Real Estate Investment Trusts (1.0%)
PPF Funding, Inc.
5.35%, due 04/15/2012 -144A	1,800	1,774
Westfield Group
5.40%, due 10/01/2012 -144A	1,155	1,067
Real Estate Management & Development (0.8%)
Duke Realty, LP
5.63%, due 08/15/2011	1,230	1,202
Post Apartment Homes, LP
6.30%, due 06/01/2013	1,247	1,213
Road & Rail (0.2%)
Hertz Corp.
8.88%, due 01/01/2014	650	561
Specialty Retail (0.2%)
Lowe’s Companies, Inc.
6.65%, due 09/15/2037	450	432
Total Corporate Debt Securities (cost $32,828)		30,584

	Shares
COMMON STOCKS (66.2%)
Capital Markets (3.7%)
AllianceBernstein Holding, LP	236	8,727
Jefferies Group, Inc.	78	1,745
Commercial Banks (1.8%)
PNC Financial Services Group, Inc.	70	5,229
Diversified Financial Services (1.4%)
Bank of America Corp.	112	3,915
Electric Utilities (1.9%)
Dominion Resources, Inc.	90	3,850
Duke Energy Corp.	92	1,604
Energy Equipment & Services (3.2%)
Transocean, Inc.	47	5,216
Weatherford International, Ltd.‡	158	3,972
Food Products (1.3%)
Kraft Foods, Inc.	111	3,626
Household Products (2.4%)
Colgate-Palmolive Co.	56	4,220
Kimberly-Clark Corp.	40	2,594
Industrial Conglomerates (2.8%)
General Electric Co.	165	4,207
McDermott International, Inc.‡	145	3,705
IT Services (1.7%)
Fiserv, Inc.‡	101	4,797
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.‡	85	4,675
Marine (2.2%)
Genco Shipping & Trading, Ltd.	192	6,392
Media (1.9%)
Walt Disney Co.	175	5,371
Metals & Mining (4.8%)
Cia Vale do Rio Doce ADR	246	4,711
Fording Canadian Coal Trust	110	9,130
Oil, Gas & Consumable Fuels (8.5%)
Anadarko Petroleum Corp.	85	4,123
BP PLC ADR	68	3,427
Chesapeake Energy Corp.	120	4,303
Exxon Mobil Corp.	55	4,271
Valero Energy Corp.	105	3,182
XTO Energy, Inc.	110	5,117
Pharmaceuticals (9.0%)
Bristol-Myers Squibb Co.	545	11,363
Merck & Co., Inc.	228	7,202
Pfizer, Inc.	181	3,330
Schering-Plough Corp.	210	3,879
Real Estate Investment Trusts (2.2%)
Annaly Capital Management, Inc.	475	6,389
Road & Rail (1.7%)
Union Pacific Corp.	70	4,981
Software (4.7%)
Microsoft Corp.	509	13,577
Textiles, Apparel & Luxury Goods (1.5%)
Hanesbrands, Inc.‡	191	4,159
Tobacco (6.0%)
Altria Group, Inc.	160	3,174
Lorillard, Inc.	90	6,404
Philip Morris International, Inc.	160	7,696
Transportation Infrastructure (1.9%)
Aegean Marine Petroleum Network, Inc.	241	5,377
Total Common Stocks (cost $193,555)		189,640

	Principal
REPURCHASE AGREEMENT (1.2%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $3,441 on 10/01/2008 ◊ •	$3,441	3,441
Total Repurchase Agreement (cost $3,441)		3,441

Total Investment Securities (cost $293,618)#		$286,385

2

NOTES TO SCHEDULE OF INVESTMENTS:

*	Floating or variable rate note. Rate is listed as of 9/30/2008.
Ž	The security has a perpetual maturity. The date shown is the next call date.
■	Coupon rate is fixed for a predetermined period of time and then converts to a floating rate until maturity/call date. Rate is listed as of 9/30/2008.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $3,512.
◊	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $293,618. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $33,020 and $40,253, respectively. Net unrealized depreciation for tax purposes is $7,233.

DEFINITIONS:

144A

144A Securities are registered pursuant to Rule 144A of the Securities Act of 1933. These securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities and may be resold as transactions exempt from registration, normally to qualified institutional buyers.  At 9/30/2008, these securities aggregated $9,560, or 3.34% of the Fund’s net assets.

ADR	American Depositary Receipt
LLC	Limited Liability Corporation
LP	Limited Partnership
PLC	Public Limited Company
TIPS	Treasury Inflation-Protected Security

3

Transamerica Van Kampen Active International Allocation VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCK (0.0%)
Australia (0.0%)
Bbi Eps, Ltd., 8.91% ▲	230	$ ♦
Total Convertible Preferred Stock (cost $1)		♦

PREFERRED STOCKS (0.3%)
Brazil (0.1%)
All America Latina Logistica SA, 0.42% ▲	10,200	70
Sadia SA, 0.33% ▲	18,201	54
Germany (0.2%)
Henkel KGAA, 1.97% ▲	2,136	78
Porsche AG, 0.72% ▲	1,479	160
RWE AG, 5.18% ▲	416	30
Volkswagen AG, 1.98% ▲	1,090	136
Total Preferred Stocks (cost $735)		528

COMMON STOCKS (85.2%)
Australia (2.7%)
AGL Energy, Ltd.	5,470	61
Alumina, Ltd.	11,636	28
Amcor, Ltd.	23,105	99
AMP, Ltd.	15,002	83
Ansell, Ltd.	1,835	18
Apa Group	957	2
Asciano Group	2,862	7
Australia & New Zealand Banking Group, Ltd.	9,869	146
BHP Billiton, Ltd.	35,018	906
BlueScope Steel, Ltd.	8,110	48
Boral, Ltd.	15,307	76
Brambles, Ltd.	11,167	68
Caltex Australia, Ltd.	5,037	49
Coca-Cola Amatil, Ltd.	6,167	40
Commonwealth Bank of Australia	7,956	268
CSL, Ltd.	2,424	73
CSR, Ltd.	25,337	51
Fairfax Media, Ltd.	11,649	24
Foster’s Group, Ltd.	23,028	103
Insurance Australia Group, Ltd.	19,881	64
Leighton Holdings, Ltd.	2,026	60
Lend Lease Corp., Ltd.	5,605	41
Macquarie Group, Ltd.	2,408	74
Macquarie Infrastructure Group	26,280	48
National Australia Bank, Ltd.	10,653	215
Newcrest Mining, Ltd.	5,057	110
OneSteel, Ltd.	8,668	32
Orica, Ltd.	7,489	124
Origin Energy, Ltd.	8,706	113
PaperlinX, Ltd.	11,828	16
QBE Insurance Group, Ltd.	7,831	169
Rio Tinto, Ltd.	3,041	205
Santos, Ltd.	6,029	91
Sonic Healthcare, Ltd.	1,548	16
Stockland REIT	413	2
Suncorp-Metway, Ltd.	6,220	47
Tabcorp Holdings, Ltd.	4,577	29
Telstra Corp., Ltd.	24,350	82
Toll Holdings, Ltd.	2,937	17
Transurban Group ‡	8,674	38
Virgin Blue Holdings, Ltd.	2,937	1
Wesfarmers, Ltd.	1,722	38
Wesfarmers, Ltd.	4,448	104
Westpac Banking Corp.	11,224	191
Woodside Petroleum, Ltd.	5,435	219
Woolworths, Ltd.	11,826	261
Austria (0.1%)
Erste Group Bank AG	2,471	123
OMV AG	1,895	80
Belgium (0.6%)
AGFA-Gevaert NV ‡	1,638	10
Bekaert SA	84	11
Belgacom SA	1,954	73
Delhaize Group	605	35
Dexia SA	14,512	158
Fortis	21,687	134
InBev NV	1,637	97
KBC Groep NV	2,371	206
Solvay SA -Class A	848	103
UCB SA	1,709	61
UCB SA	134	5
Umicore	1,805	55
Bermuda (0.3%)
Cheung Kong Infrastructure Holdings, Ltd.	7,000	32
Chow Sang Sang Holding	14,000	8
Esprit Holdings, Ltd.	8,900	55
Frontline, Ltd.	850	40
Kerry Properties, Ltd.	5,046	16
LI & Fung, Ltd.	61,614	151
Noble Group, Ltd.	28,000	26
NWS Holdings, Ltd.	223	♦
Rexcapital Financial Holdings, Ltd. ‡	218,789	9
SeaDrill, Ltd.	3,700	75
Shangri-La Asia, Ltd.	9,125	13
Ship Finance International, Ltd.	205	4
Ship Finance International, Ltd.	306	7
Signet Jewelers, Ltd.	737	15
YUE Yuen Industrial Holdings, Ltd.	7,000	19
Brazil (0.2%)
Banco Do Brasil SA	8,200	98
Lojas Renner SA	8,300	103
Perdigao SA ‡	4,900	94
Cayman Islands (0.1%)
Chaoda Modern Agriculture Holdings, Ltd.	48,600	41
China Resources Land, Ltd.	36,000	38
Daphne International Holdings, Ltd.	91,900	40
Hutchison Telecommunications International, Ltd. ‡	13,000	15
Kingboard Chemical Holdings, Ltd.	6,500	22
LI Ning Co., Ltd.	26,000	45
New World China Land, Ltd.	66,600	15

1

	Shares	Value
Cyprus (0.0%)
Prosafe Production Public, Ltd. ‡	5,360	$13
Prosafe Se	5,360	29
Denmark (0.8%)
AP Moeller - Maersk A/S -Class B	20	171
Danske Bank A/S -Class R	13,130	316
DSV A/S	3,000	47
GN Store Nord ‡	8,266	35
NOVO Nordisk A/S -Class B	8,197	425
Novozymes A/S	786	69
Vestas Wind Systems ‡	2,557	223
Finland (1.3%)
Cargotec Corp. -Class B	646	13
Fortum OYJ	4,740	159
Kesko OYJ -Class B	2,710	68
Kone OYJ -Class B	2,729	73
Metso OYJ	7,495	184
Neste Oil OYJ	1,357	28
Nokia OYJ	62,681	1,169
Outokumpu OYJ	2,264	36
Rautaruukki OYJ	1,488	30
Sampo OYJ -Class A	4,828	108
Stora ENSO OYJ -Class R	9,824	94
Tietoenator OYJ	2,144	31
UPM-Kymmene OYJ	8,551	132
Uponor OYJ	495	6
Wartsila OYJ	885	37
France (7.6%)
Accor SA	3,430	183
Air Liquide	4,046	441
Alcatel-Lucent ‡	30,564	118
Alstom SA	6,948	527
Atos Origin	183	8
AXA SA	18,782	615
BNP Paribas	13,367	1,276
Bouygues	3,939	178
Capital Gemini SA	2,153	102
Carrefour SA	6,275	296
Casino Guichard Perrachon SA	845	75
Cie de Saint-Gobain	3,988	206
Cie Generale D’Optique Essilor International SA	2,121	106
CNP Assurances	1,166	132
Credit Agricole SA	4,800	92
Dassault Systemes SA	627	33
Electricite de France	1,368	98
France Telecom SA	23,004	645
Gdf Suez	6,208	323
Groupe Danone	4,678	332
Hermes International	816	132
Imerys SA	521	30
Lafarge SA	2,431	256
Lagardere SCA	1,717	77
L’Oreal SA	1,092	108
L’Oreal SA	569	56
LVMH Moet Hennessy Louis Vuitton SA	2,872	252
Michelin -Class B	1,356	87
Neopost SA	679	64
Pernod-Ricard SA	1,372	121
Peugeot SA	1,083	41
PPR SA	1,345	120
Publicis Groupe	938	30
Renault SA	1,115	71
Safran SA	814	14
Sanofi-Aventis SA	12,991	854
Sanofi-Aventis SA	1,124	74
Schneider Electric SA	4,991	429
Scor SE	1,097	21
Societe BIC SA	377	20
Societe Generale	5,261	473
Societe Television Francaise	2,631	47
Sodexo	1,830	108
Suez SA	8,183	398
Technip SA	1,864	103
Thales SA	1,587	79
Thomson ‡	2,434	9
Total SA	35,009	2,127
Unibail-Rodamco REIT	720	144
Valeo SA	886	27
Vallourec	600	129
Veolia Environnement	6,047	249
Vinci SA	3,647	172
Vivendi	7,852	246
Zodiac SA	138	6
Germany (6.1%)
Adidas AG	2,682	143
Allianz SE	4,212	578
Altana AG	719	11
Arcandor AG ‡	927	3
BASF Se	10,470	499
Bayer AG	9,581	702
Bayerische Motoren Werke AG	4,103	159
Beiersdorf AG	1,473	93
Celesio AG	2,174	94
Commerzbank AG	6,671	99
Continental AG	1,536	127
Daimler AG	9,468	470
Deutsche Bank AG	4,330	310
Deutsche Boerse AG	1,652	151
Deutsche Lufthansa AG	2,652	52
Deutsche Post AG	8,347	174
Deutsche Postbank AG	609	23
Deutsche Telekom AG	40,355	613
E.ON AG	25,026	1,260
Fresenius Medical Care AG	5,096	264
Heidelberger Druckmaschinen AG	615	10
Hochtief AG	734	35
HYPO Real Estate Holding AG	2,379	14
Infineon Technologies AG ‡	6,137	34
K & S	1,168	80
Linde AG	1,427	152
Man AG	1,997	133
Merck KGAA	836	89
Metro AG	3,458	173
Muenchener Rueckversicherungs AG	2,108	318

2

	Shares	Value
Germany (continued)
Puma AG	129	$35
RWE AG	5,371	512
SAP AG	20,252	1,079
Siemens AG	10,410	971
Suedzucker AG	4,906	71
ThyssenKrupp AG	4,115	124
TUI AG	2,642	43
Volkswagen AG	1,818	712
Greece (0.6%)
Alpha Bank A.E.	9,825	214
EFG Eurobank Ergasias SA	5,542	101
National Bank of Greece SA	11,226	455
Opap SA	2,900	88
Piraeus Bank SA	9,575	195
Titan Cement Co. SA	900	30
Hong Kong (1.1%)
Agile Property Holdings, Ltd.	71,444	33
Bank of East Asia, Ltd.	15,520	48
BOC Hong Kong Holdings, Ltd.	34,000	61
Cathay Pacific Airways, Ltd.	10,000	17
Cheung Kong Holdings, Ltd.	14,000	159
China Resources Enterprise	30,000	72
China Travel International INV Hk	190,000	42
CLP Holdings, Ltd.	16,003	129
Hang Lung Properties, Ltd.	54,000	127
Hang Seng Bank, Ltd.	6,700	127
Henderson Land Development Co., Ltd.	7,000	31
Hong Kong & China Gas Co., Ltd.	43,571	99
Hong Kong Exchanges and Clearing, Ltd.	10,000	123
HongKong Electric Holdings	13,000	81
Hopewell Holdings, Ltd.	6,000	22
Hutchison Whampoa International, Ltd.	19,920	153
Hysan Development Co., Ltd.	8,590	22
Link REIT	16,486	34
MTR Corp.	14,098	42
New World Development, Ltd.	23,465	26
PCCW, Ltd.	35,220	15
Sino Land Co.	11,349	13
Sun Hung KAI Properties, Ltd.	19,500	201
Swire Pacific, Ltd.	8,500	75
Television Broadcasts, Ltd.	3,000	13
Wharf Holdings, Ltd.	12,016	34
Indonesia (0.1%)
PT Astra International TBK	74,000	134
Ireland (0.1%)
Allied Irish Banks PLC	9,799	81
CRH PLC	6,684	141
Italy (1.3%)
Alleanza Assicurazioni SpA	3,254	30
Assicurazioni Generali SpA	9,142	304
Banco Popolare SC	5,321	83
Enel SpA	30,657	256
ENI SpA	20,022	531
Fiat SpA	5,804	78
Intesa Sanpaolo SpA	45,414	250
Saipem SpA	2,965	89
Telecom Italia SpA	100,899	150
UniCredit SpA	83,055	311
Unione DI Banche Italiane Scpa	5,653	123
Japan (25.4%)
77 Bank, Ltd.	11,000	55
ACOM Co., Ltd.	440	15
Advantest Corp.	5,000	106
AEON Co., Ltd.	11,200	111
AEON Credit Service Co., Ltd.	500	5
Aiful Corp.	425	3
AIOI Insurance Co., Ltd.	1,000	5
Ajinomoto Co., Inc.	15,000	141
ALPS Electric Co., Ltd.	3,900	31
Amada Co., Ltd.	8,000	44
Asahi Breweries, Ltd.	7,700	133
Asahi Glass Co., Ltd.	28,000	246
Asahi Kasei Corp.	26,000	109
Asatsu-DK, Inc.	300	9
Astellas Pharma, Inc.	10,300	433
Bank of Kyoto, Ltd.	9,000	89
Bank of Yokohama, Ltd.	35,000	173
Benesse Corp.	600	24
Bridgestone Corp.	21,000	387
Canon, Inc.	21,650	821
Casio Computer Co., Ltd.	9,500	89
Central Japan Railway Co.	39	368
Chiba Bank, Ltd.	22,000	115
Chiyoda Corp.	6,000	43
Chubu Electric Power Co., Inc.	10,300	241
Chugai Pharmaceutical Co., Ltd.	6,202	101
Chuo Mitsui Trust Holdings, Inc.	19,000	103
Citizen Holdings Co., Ltd.	8,100	55
COMSYS Holdings Corp.	5,000	42
Credit Saison Co., Ltd.	1,800	30
CSK Holdings Corp.	1,500	22
DAI Nippon Printing Co., Ltd.	9,000	121
Daicel Chemical Industries, Ltd.	4,000	18
Daiichi Sankyo Co., Ltd.	14,056	362
Daikin Industries, Ltd.	4,300	145
Daito Trust Construction Co., Ltd.	3,600	134
Daiwa House Industry Co., Ltd.	21,000	201
Daiwa Securities Group, Inc.	41,000	299
Denki Kagaku Kogyo K K	7,000	18
Denso Corp.	15,200	373
Dic Corp.	12,000	23
Dowa Mining Co., Ltd.	11,000	49
East Japan Railway Co.	90	671
Ebara Corp.	7,000	18
Eisai Co., Ltd.	5,000	195
Familymart Co., Ltd.	1,400	59
Fanuc, Ltd.	4,300	324
Fast Retailing Co., Ltd.	2,300	235
Fuji Electric Holdings Co., Ltd.	4,000	10
Fuji Soft, Inc.	900	16
Fujifilm Holdings Corp.	10,600	273
Fujikura, Ltd.	5,000	19
Fujitsu, Ltd.	40,000	225

3

	Shares	Value
Japan (continued)
Fukuoka Financial Group, Inc.	19,000	$70
Furukawa Electric Co., Ltd.	16,000	71
Gunma Bank, Ltd.	1,000	6
Hachijuni Bank, Ltd.	1,000	5
Hirose Electric Co., Ltd.	700	66
Hiroshima Bank, Ltd.	1,000	4
Hitachi Construction Machinery Co., Ltd.	700	17
Hitachi, Ltd.	71,000	479
Hokuhoku Financial Group, Inc.	35,000	78
Honda Motor Co., Ltd.	36,300	1,101
Hoya Corp.	8,600	171
Ibiden Co., Ltd.	2,700	63
IHI Corp.	26,000	40
INPEX Corp.	9	76
Isetan Mitsukoshi Holdings, Ltd. ‡	6,060	71
It Holdings Corp. ‡	800	11
ITOCHU Corp.	39,000	235
ITOCHU Techno-Solutions Corp.	700	17
J Front Retailing Co., Ltd.	8,000	46
Japan Airlines Corp. ‡	19,000	39
Japan Real Estate Investment Corp. -Class A REIT	15	121
Japan Retail Fund Investment Corp. -Class A REIT	11	45
Japan Tobacco, Inc.	103	382
JFE Holdings, Inc.	8,100	251
JGC Corp.	7,000	112
Joyo Bank, Ltd.	23,000	105
JS Group Corp.	5,100	64
JSR Corp.	3,300	43
Kajima Corp.	29,000	85
Kaneka Corp.	6,000	33
Kansai Electric Power Co., Inc.	19,700	435
KAO Corp.	15,000	402
Kawasaki Heavy Industries, Ltd.	26,000	56
Keihin Electric Express Railway Co., Ltd.	7,000	45
KEIO Corp.	2,000	11
Keyence Corp.	820	160
Kikkoman Corp.	4,000	53
Kintetsu Corp.	42,000	146
Kirin Holdings Co., Ltd.	22,000	289
Kobe Steel, Ltd.	44,000	86
Komatsu, Ltd.	25,000	409
Konami Corp.	2,700	68
Konica Minolta Holdings, Inc.	10,500	120
Kubota Corp.	37,000	225
Kuraray Co., Ltd.	7,500	75
Kurita Water Industries, Ltd.	1,500	35
Kyocera Corp.	3,500	266
Kyowa Hakko Kirin Co., Ltd.	7,011	72
Kyushu Electric Power Co., Inc.	6,000	125
Lawson, Inc.	800	37
Leopalace21 Corp.	2,200	17
Mabuchi Motor Co., Ltd.	500	23
Marubeni Corp.	51,000	231
Marui Group Co., Ltd.	9,600	70
Matsui Securities Co., Ltd.	4,400	31
Meiji Seika Kaisha, Ltd.	3,000	14
Meitec Corp.	300	8
Minebea Co., Ltd.	8,000	30
Mitsubishi Chemical Holdings Corp.	18,000	95
Mitsubishi Corp.	33,500	699
Mitsubishi Electric Corp.	49,000	318
Mitsubishi Estate Co., Ltd.	25,000	493
Mitsubishi Heavy Industries, Ltd.	83,000	348
Mitsubishi Materials Corp.	41,000	126
Mitsubishi Rayon Co., Ltd.	11,000	27
Mitsubishi UFJ Financial Group, Inc.	200,408	1,748
Mitsui & Co., Ltd.	40,000	497
Mitsui Chemicals, Inc.	8,000	34
Mitsui Fudosan Co., Ltd.	19,000	367
Mitsui Mining & Smelting Co., Ltd.	25,000	57
Mitsui O.S.K. Lines, Ltd.	2,000	17
Mitsui Sumitomo Insurance Group Holdings, Inc.	11,100	364
Mizuho Financial Group, Inc.	231	1,010
Murata Manufacturing Co., Ltd.	4,200	170
NEC Corp.	44,000	188
NEC Electronics Corp. ‡	1,300	26
NGK Insulators, Ltd.	9,000	110
NGK Spark Plug Co., Ltd.	6,000	58
Nidec Corp.	2,500	150
Nikon Corp.	7,000	168
Nintendo Co., Ltd.	1,800	763
Nippon Building Fund, Inc. -Class A REIT	15	145
Nippon Electric Glass Co., Ltd.	7,000	63
Nippon Express Co., Ltd.	22,000	98
Nippon Meat Packers, Inc.	4,000	61
Nippon Mining Holdings, Inc.	13,500	54
Nippon Oil Corp.	37,000	186
Nippon Paper Group, Inc.	61	176
Nippon Sheet Glass Co., Ltd.	8,000	42
Nippon Steel Corp.	107,000	389
Nippon Telegraph & Telephone Corp.	63	281
Nippon Yusen Kabushiki Kaisha	26,000	170
Nipponkoa Insurance Co., Ltd.	1,000	5
Nishi-Nippon City Bank, Ltd.	11,000	26
Nissan Chemical Industries, Ltd.	3,000	27
Nissan Motor Co., Ltd.	53,100	359
Nisshin Seifun Group, Inc.	6,500	86
Nissin Foods Holdings Co., Ltd.	1,900	68
Nitto Denko Corp.	5,300	135
Nomura Holdings, Inc.	59,300	774
Nomura Real Estate Office Fund, Inc. -Class A REIT	1	6
Nomura Research Institute, Ltd.	2,800	58
NSK, Ltd.	16,000	92
NTN Corp.	12,000	61
NTT Data Corp.	30	119
NTT DoCoMo, Inc.	91	146
Obayashi Corp.	23,000	116
OBIC Co., Ltd.	170	28
OJI Paper Co., Ltd.	25,000	124
Oki Electric Industry Co., Ltd. ‡	12,000	12
Okumura Corp.	5,000	19
Olympus Corp.	3,000	88
Omron Corp.	4,900	76

4

	Shares	Value
Japan (continued)
Onward Kashiyama Co., Ltd.	4,000	$42
Oracle Corp.	1,200	55
Oriental Land Co., Ltd.	1,600	108
ORIX Corp.	220	28
Osaka Gas Co., Ltd.	48,000	163
Panasonic Corp.	49,000	827
Panasonic Electric Works Co., Ltd.	8,000	69
Pioneer Corp.	3,100	20
Promise Co., Ltd.	800	15
Resona Holdings, Inc.	123	166
Ricoh Co., Ltd.	13,000	183
ROHM Co., Ltd.	3,700	203
Sanken Electric Co., Ltd.	3,000	12
Sanyo Electric Co., Ltd. ‡	42,000	71
Sapporo Hokuyo Holdings, Inc.	1	5
SBI Holdings, Inc.	216	32
Secom Co., Ltd.	3,300	137
Seiko Epson Corp.	2,600	60
Sekisui Chemical Co., Ltd.	8,000	48
Sekisui House, Ltd.	23,000	206
Seven & I Holdings Co., Ltd.	16,360	470
Sharp Corp.	21,000	229
Shimachu Co., Ltd.	1,200	27
Shimamura Co., Ltd.	600	39
Shimano, Inc.	2,000	68
Shimizu Corp.	23,000	107
Shin-Etsu Chemical Co., Ltd.	8,600	409
Shinko Securities Co., Ltd.	16,000	45
Shinsei Bank, Ltd.	29,000	89
Shionogi & Co., Ltd.	7,000	142
Shiseido Co., Ltd.	7,000	154
Shizuoka Bank, Ltd.	19,000	182
Showa Denko KK	14,000	29
Showa Shell Sekiyu KK	1,700	17
SMC Corp.	1,500	156
Softbank Corp.	20,900	272
Sompo Japan Insurance, Inc.	23,000	188
Sony Corp.	16,800	518
Sony Financial Holdings, Inc.	2	8
Stanley Electric Co., Ltd.	1,000	15
Sumitomo Chemical Co., Ltd.	30,000	132
Sumitomo Corp.	25,200	235
Sumitomo Electric Industries, Ltd.	16,000	170
Sumitomo Heavy Industries, Ltd.	8,000	37
Sumitomo Metal Industries, Ltd.	62,000	192
Sumitomo Metal Mining Co., Ltd.	23,000	231
Sumitomo Mitsui Financial Group, Inc.	146	915
Sumitomo Realty & Development Co., Ltd.	8,000	174
Sumitomo Trust & Banking Co., Ltd.	39,000	260
T&D Holdings, Inc.	6,250	330
Taiheiyo Cement Corp.	12,000	17
Taisei Corp.	29,000	74
Taisho Pharmaceutical Co., Ltd.	2,911	58
Taiyo Yuden Co., Ltd.	1,000	10
Takashimaya Co., Ltd.	9,000	77
Takeda Pharmaceutical Co., Ltd.	17,000	856
Takefuji Corp.	990	13
TDK Corp.	2,700	135
Teijin, Ltd.	20,000	59
Terumo Corp.	4,800	250
THK Co., Ltd.	800	12
Tobu Railway Co., Ltd.	25,000	121
Toho Co., Ltd.	800	16
Tohoku Electric Power Co., Inc.	9,500	203
Tokio Marine Holdings, Inc.	20,248	743
Tokyo Broadcasting System, Inc.	2,500	42
Tokyo Electric Power Co., Inc.	31,400	773
Tokyo Electron, Ltd.	5,300	240
Tokyo Gas Co., Ltd.	53,000	221
Tokyo Tatemono Co., Ltd.	7,000	32
Tokyu Corp.	27,000	126
Tokyu Land Corp.	1,000	4
TonenGeneral Sekiyu KK	9,000	74
Toppan Printing Co., Ltd.	9,000	70
Toray Industries, Inc.	26,000	119
Toshiba Corp.	60,000	262
Tosoh Corp.	8,000	23
Toto, Ltd.	12,000	87
Toyo Seikan Kaisha, Ltd.	3,600	55
Toyota Industries Corp.	2,200	55
Toyota Motor Corp.	58,700	2,510
Trend Micro, Inc.	2,500	95
Uni-Charm Corp.	500	39
UNY Co., Ltd.	1,000	10
Ushio, Inc.	1,000	17
West Japan Railway Co.	4	17
Yahoo! Japan Corp.	383	121
Yamada Denki Co., Ltd.	2,520	191
Yamaha Corp.	1,900	32
Yamaha Motor Co., Ltd.	700	10
Yamato Holdings Co., Ltd.	6,000	67
Yamazaki Baking Co., Ltd.	1,000	12
Yokogawa Electric Corp.	4,800	31
Jersey, C.I. (0.0%)
Experian Group, Ltd.	7,320	49
Luxembourg (0.4%)
Acergy SA	4,000	40
Arcelormittal	11,907	603
Mauritius (0.0%)
Golden Agri-Resources, Ltd.	89,700	20
Mexico (0.2%)
Corp. Geo SAB de CV -Class B ‡	22,900	52
Desarrolladora Homex SAB de CV ADR ‡	2,100	93
URBI Desarrollos Urbanos SA de CV ‡	11,600	27
Wal-Mart de Mexico SAB de CV -Class V	47,305	166
Netherlands (2.5%)
AKZO Nobel NV	3,688	177
ASML Holding NV	7,867	137
European Aeronautic Defense and Space Co.	3,722	63
Fugro NV	1,182	70
Heineken NV	14,633	588
ING Groep NV	20,555	441
James Hardie Industries NV	12,239	48
Koninklijke Ahold NV	10,123	117

5

	Shares	Value
Netherlands (continued)
Koninklijke DSM NV	2,179	$103
Koninklijke KPN NV	30,627	442
Koninklijke Philips Electronics NV	16,065	436
OCE NV	1,999	14
Reed Elsevier NV	8,172	121
SBM Offshore NV	3,009	64
STMicroelectronics NV	11,058	112
TNT NV	11,732	325
Unilever NV	30,321	853
Wolters Kluwer NV	5,286	107
New Zealand (0.0%)
Telecom Corp. of New Zealand, Ltd.	4,768	9
Norway (0.9%)
Aker Kvaerner ASA	3,400	54
DNB NOR ASA	6,065	47
Norsk Hydro ASA	12,940	88
Orkla ASA	12,390	111
Statoil ASA	37,537	892
Tandberg ASA	3,196	42
Telenor ASA	12,734	159
Yara International ASA	6,641	236
Poland (0.6%)
Agora SA	1,257	14
Asseco Poland SA	691	18
Bank Bph SA ‡	315	9
Bank Pekao SA	3,729	264
Bank Zachodni WBK SA	877	55
Grupa Kety SA	43	1
KGHM Polska Miedz SA	2,867	59
Polski Koncern Naftowy Orlen	10,198	145
Powszechna Kasa Oszczednosci Bank Polski SA	12,748	229
Telekomunikacja Polska SA	23,583	225
Portugal (0.2%)
Banco Comercial Portugues SA	36,436	59
Brisa -Class V	5,252	52
Energias de Portugal SA	19,589	82
Portugal Telecom SGPS SA	11,739	118
Zon Multimedia SGPS SA	5,032	37
Russian Federation (0.1%)
Unified Energy System OAO GDR ‡	648	65
Wimm-Bill-Dann Foods OJSC ‡	1,600	114
Singapore (1.1%)
Ascendas REIT ‡	17,000	22
Capitacommercial Trust REIT ‡	17,000	16
Capitaland, Ltd.	30,000	65
CapitaMall Trust REIT ‡	19,800	31
City Developments, Ltd.	10,484	64
ComfortDelgro Corp., Ltd.	32,598	34
Cosco Corp. Singapore, Ltd.	18,000	19
DBS Group Holdings, Ltd.	19,788	236
Fraser and Neave, Ltd.	17,000	43
Jardine Cycle & Carriage, Ltd.	3,013	33
Keppel Corp., Ltd.	22,000	122
K-REIT Asia REIT ‡	2,600	2
Olam International, Ltd.	23,000	29
Oversea-Chinese Banking Corp.	42,568	212
Parkway Holdings, Ltd.	15,000	19
Raffles Education Corp., Ltd.	12,972	7
SembCorp Industries, Ltd.	17,617	40
SembCorp Marine, Ltd.	15,400	33
Singapore Airlines, Ltd.	12,269	123
Singapore Exchange, Ltd.	14,713	64
Singapore Press Holdings, Ltd.	21,622	60
Singapore Technologies Engineering, Ltd.	23,184	44
Singapore Telecommunications, Ltd.	135,482	310
United Overseas Bank, Ltd.	20,219	242
UOl Group, Ltd.	9,651	17
Venture Corp., Ltd.	2,879	16
Wilmar International, Ltd.	16,000	28
South Africa (0.0%)
Mondi, Ltd.	3,762	19
Spain (3.4%)
ACS Actividades de Construccion y Servicios SA	3,799	152
Antena 3 de Television SA	1,622	12
Banco Bilbao Vizcaya Argentaria SA	55,589	899
Banco Popular Espanol SA	20,563	240
Banco Santander SA	96,761	1,451
Iberdrola SA	24,450	249
Inditex SA	2,351	99
Indra Sistemas SA	1,323	31
Mapfre SA	9,452	41
Repsol YPF SA	11,196	332
Telefonica SA	96,709	2,299
Union Fenosa SA	2,659	65
Sweden (1.9%)
Alfa Laval AB	1,200	12
ASSA Abloy AB -Class B	5,145	62
Atlas Copco AB -Class A	11,438	128
Atlas Copco AB -Class B	7,300	74
Electrolux AB -Class B	2,840	33
Eniro AB	2,049	7
Getinge AB -Class B	4,049	83
Hennes & Mauritz AB -Class B	5,059	207
Holmen AB -Class B	850	27
Husqvarna AB -Class B	2,840	21
Investor AB -Class B	6,187	116
Lundin Petroleum AB ‡	8,448	69
Modern Times Group AB -Class B	1,151	41
Nordea Bank AB	42,748	510
Sandvik AB	17,155	178
Skandinaviska Enskilda Banken AB -Class A	7,217	109
Skanska AB -Class B	5,942	68
SSAB Svenskt Stal AB -Class A	3,000	47
Svenska Cellulosa AB -Class B	9,300	97
Svenska Handelsbanken AB -Class A	12,084	271
Swedish Match AB	5,766	101
Tele2 AB -Class B	1,950	22
Telefonaktiebolaget LM Ericsson -Class B	64,341	611
TeliaSonera AB	26,125	148
Volvo AB -Class B	16,910	150

6

	Shares	Value
Sweden (continued)
Volvo AB -Class A	7,845	$65
Switzerland (7.2%)
ABB, Ltd. ‡	32,078	622
Baloise Holding AG	540	36
Ciba Holding AG	1,038	44
Compagnie Financiere Richemont SA -Class A	6,911	305
Credit Suisse Group AG	15,204	710
Geberit AG	623	76
Givaudan SA	93	77
Holcim, Ltd.	3,185	230
Julius Baer Holding AG	2,323	116
Kudelski SA	690	8
Logitech International SA ‡	3,894	87
Lonza Group AG	670	84
Nestle SA	88,480	3,824
Nobel Biocare Holding AG	4,555	152
Novartis AG	35,654	1,877
OC Oerlikon Corp. AG ‡	116	23
Roche Holding AG	10,726	1,679
Schindler Holding AG	1,490	90
Straumann Holding AG	390	107
Swatch Group AG	420	78
Swatch Group AG	888	29
Swiss Life Holding AG ‡	361	52
Swiss Reinsurance	7,957	442
Swisscom AG	331	99
Syngenta AG	2,240	473
UBS AG	27,211	465
Zurich Financial Services AG	2,078	576
Turkey (0.3%)
Akbank TAS	8,974	46
Anadolu AS	2,432	25
Asya Katilim Bankasi AS ‡	6,380	10
Bim Birlesik Magazalar AS	480	15
Enka Insaat VE Sanayi AS	2,543	17
Eregli Demir VE Celik Fabrikalari TAS	5,683	29
Haci OMER Sabanci Holding AS	5,089	19
KOC Holding AS ‡	4,167	13
Migros Turk TAS	1,010	18
Tekfen Holding AS	1,700	10
Trakya CAM Sanayi AS ‡	1	♦
Tupras Turkiye Petrol Rafine	1,300	24
Turk Telekomunikasyon AS ‡	5,900	18
Turkcell Iletisim Hizmet AS	6,620	43
Turkiye Garanti Bankasi AS ‡	20,219	48
Turkiye Halk Bankasi AS	3,600	16
Turkiye Is Bankasi -Class C	10,044	42
Turkiye Vakiflar Bankasi Tao -Class D	8,728	15
Yapi VE Kredi Bankasi AS ‡	8,769	19
United Kingdom (17.8%)
3i Group PLC	5,222	66
AMEC PLC	4,719	54
Anglo American PLC	21,126	714
Arm Holdings PLC	24,470	43
Arriva PLC	1,921	24
AstraZeneca PLC	30,445	1,332
Aviva PLC	52,148	454
BAE Systems PLC	56,208	414
Balfour Beatty PLC	9,225	49
Barclays Bank PLC	80,605	479
Barratt Developments PLC	2,360	5
BBA Aviation PLC	7,008	14
Berkeley Group Holdings PLC ‡	1,109	15
BG Group PLC	56,375	1,022
BHP Billiton, Ltd.	34,230	775
BP PLC	279,819	2,330
British Airways PLC	8,169	25
British American Tobacco PLC	26,450	863
British Sky Broadcasting Group PLC	25,835	192
BT Group PLC -Class A	152,619	442
Bunzl PLC	6,775	79
Burberry Group PLC	5,703	40
Cadbury PLC	16,462	166
Capital Group PLC	2,000	25
Carnival Corp.	3,342	99
Centrica PLC	36,480	205
Close Brothers Group PLC	2,632	26
Cobham PLC	19,705	67
Compass Group PLC	40,407	251
CSR PLC ‡	2,347	11
Daily Mail & General Trust	4,130	23
Diageo PLC	42,229	721
DSG International PLC	18,341	16
Electrocomponents PLC	8,861	26
Enterprise Inns PLC	13,734	44
FirstGroup PLC	6,306	60
Friends Provident PLC	38,834	66
GKN PLC	6,509	23
GlaxoSmithKline PLC	104,663	2,267
Group 4 Securicor PLC	3,563	13
Hays PLC	4,978	7
HBOS PLC	48,253	109
Home Retail Group PLC	7,805	33
HSBC Holdings PLC	148,147	2,397
ICAP PLC	1,517	10
IMI PLC	7,386	50
Imperial Tobacco Group PLC	12,173	391
Intercontinental Hotels Group PLC	6,680	82
International Power PLC	4,604	30
Invensys PLC ‡	1,777	7
J Sainsbury PLC	17,056	107
Johnson Matthey PLC	2,820	68
KESA Electricals PLC	2,470	5
Kingfisher PLC	11,088	26
Ladbrokes PLC	10,893	36
Legal & General Group PLC	133,553	237
Lloyds TSB Group PLC	80,609	324
Logica PLC	15,691	30
London Stock Exchange Group PLC	858	13
Man Group PLC	29,043	177
Marks & Spencer Group PLC	15,040	55
Meggitt PLC	7,991	27
Misys PLC	7,450	16
Mondi PLC	9,407	44

7

	Shares	Value
United Kingdom (continued)
National Express Group PLC	1,908	$27
National Grid PLC	46,428	589
Next PLC	2,340	43
Old Mutual PLC	43,022	60
Pearson PLC	9,935	108
Persimmon PLC	2,486	18
Prudential PLC	38,294	349
Punch Taverns PLC	4,892	12
Reckitt Benckiser Group PLC	14,980	726
Reed Elsevier PLC	13,597	135
Rentokil Initial PLC	5,658	7
Rexam PLC	8,365	59
Rio Tinto PLC	15,702	985
Rolls-Royce Group PLC ‡	32,739	198
Royal & Sun Alliance Insurance Group PLC	27,376	73
Royal Bank of Scotland PLC	203,488	656
Royal Dutch Shell PLC -Class B	43,934	1,234
Royal Dutch Shell PLC -Class A	62,892	1,817
Sabmiller PLC	4,192	82
Sage Group PLC	22,155	77
Schroders PLC	1,420	26
Scottish & Southern Energy PLC	14,577	371
Serco Group PLC	1,448	9
Severn Trent PLC	4,776	116
Smith & Nephew PLC	15,973	169
Smiths Group PLC	6,356	114
Stagecoach Group PLC	4,640	21
Standard Chartered PLC	9,097	224
Standard Life PLC	10,849	46
Tate & Lyle PLC	8,917	61
Taylor Wimpey PLC	11,144	7
Tesco PLC	97,818	680
Thomson Reuters PLC	2,948	66
Tomkins PLC	16,467	46
Unilever PLC	16,952	461
United Business Media, Ltd.	3,359	29
United Utilities Group PLC	2,106	26
Vodafone Group PLC	947,908	2,095
Whitbread PLC	3,796	71
William Hill PLC	7,914	33
Wolseley PLC	10,120	76
WPP Group PLC	31,203	252
Xstrata PLC	10,446	326
Yell Group PLC	8,382	12
United States (0.2%)
Synthes, Inc.	1,925	266
Total Common Stocks (cost $153,973)		145,567

RIGHTS (0.1%)
France (0.1%)
Suez Environnement SA	8	50
Japan (0.0%)
Dowa Holdings Co. Ltd. Θ	10	♦
Total Rights (cost $58)		50

	Principal
REPURCHASE AGREEMENT (11.2%)
United States (11.2%)
State Street Repurchase Agreement 1.05%, dated 9/30/2008, to be repurchased at $19,206 on 10/1/2008 à •	$19,206	19,206
Total Repurchase Agreement (cost $19,206)		19,206

Total Investment Securities (cost $173,973) #		$165,351

8

FUTURES CONTRACTS: £

	Contracts (•)	Settlement Date	Amount	Net Unrealized Appreciation (Depreciation)
DAX Index	20	12/19/2008	$4,145	$(165)
DJ Euro STOXX Index	97	12/21/2008	4,181	(128)
FTSE 100 Index	29	12/21/2008	2,564	(75)
Hang Seng Index	6	10/30/2008	699	(43)
IBEX 35 Index	10	10/20/2008	1,542	33
MSCI SING IX ETS	32	10/30/2008	1,308	(37)
SPI 200 Index	11	12/19/2008	1,018	(14)
TOPIX Index	11	12/12/2008	1,123	(47)
			$16,580	$(476)

FORWARD FOREIGN CURRENCY CONTRACTS: ф

Currency	Bought (Sold)	Settlement Date	Amount in U.S. Dollars Bought (Sold)	Net Unrealized Appreciation (Depreciation)
Australian Dollar	1,602	12/11/2008	$1,287	$(29)
Euro	14,001	12/11/2008	19,877	(140)
Euro	(2,815)	12/11/2008	(3,970)	2
Japanese Yen	(83,245)	12/11/2008	(780)	(12)
Swiss Franc	487	12/11/2008	435	3
Swiss Franc	(602)	12/11/2008	(559)	18
British Pound Sterling	1,664	12/11/2008	2,926	50
			$19,216	$(108)

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY:
Commercial Banks	12.2%	$20,169
Pharmaceuticals	7.0%	11,584
Oil, Gas & Consumable Fuels	7.0%	11,562
Food Products	4.0%	6,593
Metals & Mining	4.0%	6,527
Insurance	3.9%	6,544
Diversified Telecommunication Services	3.7%	6,150
Automobiles	3.6%	5,941
Electric Utilities	2.8%	4,624
Chemicals	2.5%	4,120
Machinery	2.1%	3,399
Capital Markets	1.9%	3,161
Food & Staples Retailing	1.7%	2,869
Wireless Telecommunication Services	1.6%	2,569
Electrical Equipment	1.5%	2,486
Real Estate Management & Development	1.5%	2,421
Multi-Utilities	1.4%	2,366
Trading Companies & Distributors	1.4%	2,334
Electronic Equipment & Instruments	1.4%	2,306

9

	Percentage of Total Investments	Value
INVESTMENTS BY INDUSTRY (continued):
Internet Software & Services	0.1%	$2,421
Software	1.3%	2,220
Beverages	1.3%	2,199
Industrial Conglomerates	1.3%	2,117
Road & Rail	1.2%	1,935
Communications Equipment	1.2%	1,940
Tobacco	1.1%	1,737
Media	1.1%	1,720
Construction & Engineering	0.8%	1,312
Hotels, Restaurants & Leisure	0.8%	1,251
Health Care Equipment & Supplies	0.8%	1,274
Household Products	0.8%	1,245
Office Electronics	0.7%	1,202
Auto Components	0.7%	1,152
Textiles, Apparel & Luxury Goods	0.7%	1,130
Diversified Financial Services	0.7%	1,089
Building Products	0.6%	964
Semiconductors & Semiconductor Equipment	0.6%	947
Aerospace & Defense	0.6%	912
Specialty Retail	0.5%	908
Computers & Peripherals	0.5%	822
Construction Materials	0.5%	798
Paper & Forest Products	0.5%	730
Air Freight & Logistics	0.4%	583
Multiline Retail	0.4%	588
Energy Equipment & Services	0.4%	591
Real Estate Investment Trusts	0.3%	568
Commercial Services & Supplies	0.3%	534
Gas Utilities	0.3%	483
IT Services	0.3%	457
Personal Products	0.3%	411
Health Care Providers & Services	0.2%	393
Marine	0.2%	358
Leisure Equipment & Products	0.2%	313
Airlines	0.1%	257
Containers & Packaging	0.1%	213
Water Utilities	0.1%	142
Transportation Infrastructure	0.1%	152
Life Sciences Tools & Services	0.1%	84
Consumer Finance	0.1%	81
Biotechnology	0.0%	73
Internet & Catalog Retail	0.0%	33
Independent Power Producers & Energy Traders	0.0%	30
Business Credit Institutions	0.0%	10
Diversified Consumer Services	0.0%	31
Health Care Technology	0.0%	10
Investment Securities, at Value	88.4%	146,145
Short-Term Investments	11.6%	19,206
Total Investments	100.0%	$165,351

10

NOTES TO SCHEDULE OF INVESTMENTS:

▲	Interest rate shown reflects the yield at 09/30/2008.
♦	Value is less than $1.
‡	Non-income producing security.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 1/23/2009, and with a market value plus accrued interest of $19,592.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
#

Aggregate cost for federal income tax purposes is $173,973. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $14,854 and $23,476, respectively. Net unrealized depreciation for tax purposes is $8,622.

ф	Substantially all of the Fund’s securities are pledged as collateral by the custodian for the listed open currency contracts written by the Fund.
£	Cash in the amount of $9,227 is segregated with the custodian to cover margin requirements for open futures contracts.
Θ	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
•	Contract amounts are not in thousands.

DEFINITIONS:

ADR	American Depository Receipt
GDR	Global Depository Receipt
REIT	Real Estate Investment Trust
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

11

Transamerica Van Kampen Large Cap Core VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
COMMON STOCKS (96.3%)
Air Freight & Logistics (1.7%)
CH Robinson Worldwide, Inc.	21,717	$1,107
Expeditors International of Washington, Inc.	19,186	668
Airlines (0.5%)
Southwest Airlines Co.	39,000	566
Beverages (1.1%)
Coca-Cola Co.	13,500	714
Dr Pepper Snapple Group, Inc. ‡	14,596	387
Business Credit Institutions (0.8%)
Bm&f Bovespa SA	175,617	784
Capital Markets (1.7%)
Bank of New York Mellon Corp.	36,724	1,196
Goldman Sachs Group, Inc.	1,500	192
Merrill Lynch & Co., Inc.	14,700	372
Chemicals (4.8%)
E.I. duPont de Nemours & Co.	23,399	943
Monsanto Co.	41,189	4,077
Commercial Banks (2.1%)
Barclays Bank PLC ADR	2,700	67
PNC Financial Services Group, Inc.	7,740	578
US Bancorp	15,800	569
Wells Fargo & Co.	25,300	950
Commercial Services & Supplies (0.7%)
Corporate Executive Board Co.	14,502	453
Monster Worldwide, Inc. ‡	18,028	269
Communications Equipment (2.3%)
Alcatel-Lucent ADR ‡	42,528	163
Qualcomm, Inc.	21,937	943
Research In Motion, Ltd. ‡	16,471	1,125
Telefonaktiebolaget LM Ericsson ADR	17,600	166
Computers & Peripherals (3.6%)
Apple, Inc. ‡	15,140	1,721
Dell, Inc. ‡	36,300	598
Hewlett-Packard Co.	10,400	481
International Business Machines Corp.	8,060	943
Construction Materials (1.6%)
Cemex SAB de CV ADR ‡	46,796	806
Martin Marietta Materials, Inc. ^	8,000	896
Consumer Finance (1.1%)
American Express Co.	32,087	1,137
Diversified Financial Services (7.9%)
Bank of America Corp.	70,000	2,450
Citigroup, Inc.	73,600	1,510
CME Group, Inc. -Class A	3,137	1,165
JPMorgan Chase & Co.	29,000	1,354
Leucadia National Corp.	42,884	1,949
Diversified Telecommunication Services (2.9%)
AT&T, Inc.	37,800	1,055
Verizon Communications, Inc.	62,500	2,006
Electrical Equipment (0.4%)
First Solar, Inc. ‡	2,335	441
Electronic Equipment & Instruments (0.1%)
Flextronics International, Ltd. ‡	16,100	114
Food & Staples Retailing (2.5%)
CVS Caremark Corp.	17,100	576
Wal-Mart Stores, Inc.	33,800	2,024
Food Products (4.3%)
Cadbury PLC ADR	26,928	1,102
Kraft Foods, Inc. -Class A	52,741	1,727
Sara Lee Corp.	21,500	272
Unilever NV	49,800	1,402
Gas Utilities (0.2%)
Questar Corp.	4,293	176
Health Care Equipment & Supplies (1.5%)
Boston Scientific Corp. ‡	43,300	531
Gen-Probe, Inc. ‡	6,661	353
Intuitive Surgical, Inc. ‡	2,739	660
Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	19,900	981
UnitedHealth Group, Inc.	7,900	201
WellPoint, Inc. ‡	4,800	225
Hotels, Restaurants & Leisure (2.9%)
Starbucks Corp. ‡	71,417	1,062
Wynn Resorts, Ltd.	24,154	1,972
Household Products (1.3%)
Kimberly-Clark Corp.	14,000	908
Procter & Gamble Co.	5,700	397
Industrial Conglomerates (0.6%)
General Electric Co.	25,100	640
Insurance (6.8%)
Aflac, Inc.	4,100	241
Berkshire Hathaway, Inc. -Class B ‡	378	1,661
Chubb Corp.	38,580	2,118
Genworth Financial, Inc. -Class A	11,500	99
Hartford Financial Services Group, Inc.	13,600	557
Loews Corp.	26,436	1,044
MetLife, Inc.	13,900	778
Travelers Cos., Inc. ‡	15,000	678
Internet & Catalog Retail (3.4%)
Amazon.com, Inc. ‡	42,116	3,064
Liberty Media Corp. - Interactive -Class A ‡	41,625	537
Internet Software & Services (6.7%)
Baidu.Com ADR ‡	3,167	786
eBay, Inc. ‡	121,329	2,715
Google, Inc. -Class A ‡	6,812	2,728
Tencent Holdings, Ltd.	108,200	791
IT Services (3.0%)
Computer Sciences Corp. ‡	6,500	261
Mastercard, Inc. -Class A	6,940	1,231
Redecard SA	79,255	1,036
Visa, Inc. -Class A	7,490	460
Western Union Co.	6,900	170
Life Sciences Tools & Services (1.0%)
Illumina, Inc. ‡	25,678	1,041
Media (6.3%)
Comcast Corp. -Class A	116,700	2,291
Liberty Media Corp. - Entertainment Series A ‡	26,540	663
News Corp. -Class B	52,300	635
Time Warner, Inc.	117,900	1,546
Viacom, Inc. -Class B ‡	60,950	1,514
Metals & Mining (0.1%)
Alcoa, Inc.	6,500	147
Multiline Retail (0.7%)
JC Penney Corp., Inc.	10,800	360
Macy’s, Inc.	20,300	365
Office Electronics (0.0%)
Seagate Technology, Inc. ‡ q	36,900	♦

1

	Shares	Value
Oil, Gas & Consumable Fuels (3.5%)
Range Resources Corp.	4,590	$197
Southwestern Energy Co. ‡	35,293	1,078
Ultra Petroleum Corp. ‡	43,868	2,428
Paper & Forest Products (2.3%)
International Paper Co.	91,650	2,399
Pharmaceuticals (6.8%)
Abbott Laboratories	9,200	530
Allergan, Inc.	10,605	546
Bristol-Myers Squibb Co.	97,300	2,029
Eli Lilly & Co.	11,800	520
GlaxoSmithKline PLC ADR	8,400	365
Pfizer, Inc.	53,700	990
Roche Holding AG ADR	2,420	180
Schering-Plough Corp.	69,100	1,276
Wyeth	18,400	680
Real Estate Management & Development (2.3%)
Brookfield Asset Management, Inc. -Class A	88,171	2,419
Semiconductors & Semiconductor Equipment (0.6%)
Intel Corp.	19,300	361
KLA-Tencor Corp.	8,100	256
Software (0.6%)
Microsoft Corp.	12,300	328
Vmware, Inc. -Class A ‡	10,463	279
Specialty Retail (0.7%)
Home Depot, Inc.	13,500	350
Lowe’s Companies, Inc.	17,200	407
Textiles, Apparel & Luxury Goods (0.5%)
Coach, Inc. ‡	19,580	490
Tobacco (0.8%)
Altria Group, Inc.	17,400	345
Philip Morris International, Inc.	9,200	443
Trading Companies & Distributors (0.7%)
LI & Fung, Ltd.	290,000	710
Wireless Telecommunication Services (1.6%)
America Movil SAB de CV Series L ADR	23,977	1,112
China Mobile, Ltd. ADR	11,924	597
Total Common Stocks (cost $109,920)		100,956

	Principal
REPURCHASE AGREEMENT (3.3%)
State Street Repurchase Agreement
1.05%, dated 9/30/2008, to be repurchased at $3,479 on 10/01/2008 à •	$3,479	3,479
Total Repurchase Agreement (cost $3,479)		3,479

	Shares	Value
SECURITIES LENDING COLLATERAL (0.0%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	11,118	11
Total Securities Lending Collateral (cost $11)		11

Total Investment Securities (cost $113,410) #		$104,446

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $11.
q	Securities fair valued as determined in good faith in accordance with procedures established by the Board of Trustees.
♦	Value is less than $1.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $3,553.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $113,410. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $10,903 and $19,867, respectively. Net unrealized depreciation for tax purposes is $8,964.

DEFINITIONS:

ADR	American Depositary Receipt
PLC	Public Limited Company

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Transamerica Van Kampen Mid-Cap Growth VP

SCHEDULE OF INVESTMENTS

At September 30, 2008

(all amounts except share amounts in thousands)

(unaudited)

	Shares	Value
PREFERRED STOCK (0.6%)
Pharmaceuticals (0.6%)
Ironwood Pharmaceutical, 8.00% ‡  §	198,702	$2,384
Total Preferred Stock (cost $2,384)		2,384

COMMON STOCKS (93.4%)
Air Freight & Logistics (4.7%)
CH Robinson Worldwide, Inc.	241,050	12,284
Expeditors International of Washington, Inc.	222,843	7,764
Capital Markets (1.8%)
Calamos Asset Management, Inc. -Class A	297,056	5,323
GLG Partners, Inc.	380,286	2,061
Chemicals (3.5%)
Intrepid Potash, Inc. ‡	113,561	3,423
Nalco Holding Co.	447,122	8,290
Rockwood Holdings, Inc. ‡	126,762	3,253
Commercial Services & Supplies (3.6%)
Corporate Executive Board Co.	170,552	5,330
Covanta Holding Corp. ‡	261,226	6,254
Monster Worldwide, Inc. ‡	234,152	3,491
Computers & Peripherals (1.0%)
Teradata Corp. ‡	223,879	4,366
Construction & Engineering (0.8%)
Aecom Technology Corp. ‡	137,804	3,368
Construction Materials (3.8%)
Martin Marietta Materials, Inc. ^	117,131	13,116
Texas Industries, Inc.	73,311	2,996
Diversified Consumer Services (2.3%)
New Oriental Education & Technology Group ADR ‡	74,383	4,778
Strayer Education, Inc.	24,894	4,985
Diversified Financial Services (5.3%)
IntercontinentalExchange, Inc. ‡	74,510	6,011
Leucadia National Corp.	361,714	16,436
Energy Equipment & Services (1.9%)
IHS, Inc. -Class A ‡	164,957	7,859
Gas Utilities (1.4%)
Questar Corp.	141,591	5,794
Health Care Equipment & Supplies (4.8%)
Gen-Probe, Inc. ‡	141,747	7,520
Intuitive Surgical, Inc. ‡	24,003	5,784
Mindray Medical International, Ltd. ADR	204,758	6,907
Hotels, Restaurants & Leisure (9.8%)
Choice Hotels International, Inc.	139,785	3,788
Ctrip.com International, Ltd. ADR	263,073	10,157
Penn National Gaming, Inc. ‡	62,767	1,668
Starbucks Corp. ‡	617,220	9,178
Wynn Resorts, Ltd.	210,425	17,179
Household Durables (3.4%)
Gafisa SA ADR	215,749	5,545
Mohawk Industries, Inc. ‡	61,502	4,145
NVR, Inc. ‡	7,909	4,524
Insurance (1.4%)
Alleghany Corp. ‡	15,930	5,814
Internet & Catalog Retail (1.7%)
priceline.com, Inc. ‡ ^	101,926	6,975
Internet Software & Services (8.3%)
Akamai Technologies, Inc. ‡	157,854	2,753
Alibaba.Com, Ltd. ‡	4,150,300	3,752
Baidu.Com ADR ‡	46,647	11,579
Equinix, Inc. ‡	61,585	4,278
Tencent Holdings, Ltd.	1,723,200	12,595
IT Services (2.0%)
Redecard SA	655,216	8,567
Life Sciences Tools & Services (6.4%)
Illumina, Inc. ‡	387,552	15,707
Techne Corp. ‡	155,841	11,239
Media (3.2%)
Ascent Media Corp. ‡	16,361	399
Discovery Communications, Inc. ‡	163,613	2,317
Discovery Communications, Inc. -Class A ‡	163,613	2,332
Groupe Aeroplan, Inc.	320,189	3,968
Grupo Televisa SA ADR	213,248	4,664
Oil, Gas & Consumable Fuels (11.0%)
Petrohawk Energy Corp. ‡	102,834	2,224
Range Resources Corp.	116,964	5,014
Southwestern Energy Co. ‡	597,132	18,236
Ultra Petroleum Corp. ‡	392,717	21,733
Real Estate Management & Development (3.1%)
Brookfield Asset Management, Inc. -Class A	268,444	7,366
Forest City Enterprises, Inc. -Class A	183,560	5,630
Software (1.6%)
Salesforce.com, Inc. ‡	139,366	6,745
Specialty Retail (1.5%)
Abercrombie & Fitch Co. -Class A	161,142	6,357
Textiles, Apparel & Luxury Goods (0.9%)
Lululemon Athletica, Inc. ‡	169,281	3,899
Trading Companies & Distributors (1.7%)
LI & Fung, Ltd.	3,006,000	7,356
Transportation Infrastructure (1.0%)
Grupo Aeroportuario del Pacifico SA de CV ADR	159,855	4,086
Wireless Telecommunication Services (1.5%)
NII Holdings, Inc. ‡	172,368	6,536
Total Common Stocks (cost $478,858)		395,698

	Principal
REPURCHASE AGREEMENT (5.8%)
State Street Repurchase Agreement
1.05%, dated 09/30/2008, to be repurchased at $24,708 on 10/01/2008 à •	$24,707	24,707
Total Repurchase Agreement (cost $24,707)		24,707

	Shares
SECURITIES LENDING COLLATERAL (1.9%)
State Street Navigator Securities Lending Trust - Prime Portfolio, 2.83% à	7,995,509	7,996
Total Securities Lending Collateral (cost $7,996)		7,996

Total Investment Securities (cost $513,945) #		$430,785

1

NOTES TO SCHEDULE OF INVESTMENTS:

‡	Non-income producing security.
^	All or a portion of this security is on loan. The value of all securities on loan is $7,774.
§	Illiquid. At 09/30/2008, this security aggregated $2,384 or 0.56% of the Fund’s net assets.
•	Repurchase agreement is collateralized by a U.S. Government Agency Obligation with an interest rate of 2.61%, a maturity date of 01/23/2009, and with a market value plus accrued interest of $25,205.
à	State Street Bank & Trust serves as the accounting, custody, and lending agent for the Fund and provides various services on behalf of the Fund.
	Interest rate shown reflects the yield at 09/30/2008.
#

Aggregate cost for federal income tax purposes is $513,945. Aggregate gross unrealized appreciation/depreciation for all securities in which there is an excess of value over tax cost were $34,287 and $117,447, respectively. Net unrealized depreciation for tax purposes is $83,160.

DEFINITION:

ADR        American Depositary Receipt

Security Valuation - If the market quotations are not readily available, or if the investment advisor determines that the quotation does not represent a fair value, then the security is valued at a fair value as determined in good faith using procedures approved by the Board of Trustees of the Fund. The Fund has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in the foreign market in order to adjust for possible changes in the value that may occur between the close of the foreign exchange and the time at which the Fund’s shares are valued. At 9/30/2008, the fair value pricing model was employed. The prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

2

Appendix A

FAS 157 - Summary of Fair Value Exposure at September 30, 2008

Effective January 1, 2008, the Funds adopted the Financial Accounting Standards Board’s Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•                  Level 1 - Quoted prices in active markets for identical securities.

•                  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of September 30, 2008:

	Investments in Securities			Other Financial Instruments*			Total Investments in
Fund	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Securities
Transamerica American Century Large Company Value VP	$365,956	$22,066	—	—	$(1,430)	—	$388,022
Transamerica Asset Allocation – Conservative VP	1,099,603	—	—	—	—	—	1,099,603
Transamerica Asset Allocation – Growth VP	1,133,439	—	—	—	—	—	1,133,439
Transamerica Asset Allocation – Moderate Growth VP	4,172,141	—	—	—	—	—	4,172,141
Transamerica Asset Allocation – Moderate VP	2,610,242	—	—	—	—	—	2,610,242
Transamerica Balanced VP	46,029	25,019	—	—	—	—	71,048
Transamerica BlackRock Large Cap Value VP	889,845	—	—	—	—	—	889,845
Transamerica Capital Guardian Global VP	133,157	1,012	—	—	(188)	—	134,169
Transamerica Capital Guardian U.S. Equity VP	132,911	3,437	—	—	—	—	136,348
Transamerica Capital Guardian Value VP	398,629	11,032	—	—	—	—	409,661
Transamerica Clarion Global Real Estate Securities VP	510,067	13,633	—	—	—	—	523,700
Transamerica Convertible Securities VP	14,719	198,151	—	—	—	—	212,870
Transamerica Equity II VP	14,313	463	—	—	—	—	14,776
Transamerica Equity VP	1,934,703	49,285	—	—	—	—	1,983,988
Transamerica Federated Market Opportunity VP	181,156	203,339	—	—	2,246	—	384,495
Transamerica Growth Opportunities VP	287,989	6,805	—	—	—	—	294,794
Transamerica Index 50 VP	9,192	703	—	—	—	—	9,895
Transamerica Index 75 VP	24,922	852	—	—	—	—	25,774
Transamerica International Moderate Growth VP	307,866	—	—	—	—	—	307,866
Transamerica Jennison Growth VP	210,525	6,101	—	—	—	—	216,626
Transamerica JPMorgan Core Bond VP	—	164,199	—	—	—	—	164,199
Transamerica JPMorgan Enhanced Index VP	119,068	1,510	—	—	(79)	—	120,578
Transamerica JPMorgan Mid Cap Value VP	228,208	6,435	—	—	—	—	234,643
Transamerica Legg Mason Partners All Cap VP	209,751	826	—	—	—	—	210,577

1

FAS 157 - Summary of Fair Value Exposure at September 30, 2008 (continued)

	Investments in Securities			Other Financial Instruments*			Total Investments in
Fund	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Securities
Transamerica Marsico Growth VP	$483,342	$75,481	—	—	—	—	$558,823
Transamerica MFS High Yield VP	9,752	279,489	—	—	—	—	289,241
Transamerica MFS International Equity VP	226,414	—	—	—	—	—	226,414
Transamerica Money Market VP	—	814,304	—	—	—	—	814,304
Transamerica Munder Net50 VP	84,180	99	—	—	—	—	84,279
Transamerica PIMCO Total Return VP	—	—	—	—	—	—	—
Transamerica Science & Technology VP	111,443	3,895	—	—	—	—	115,338
Transamerica Small/Mid Cap Value VP	394,426	56,808	—	—	—	—	451,234
Transamerica T. Rowe Price Equity Income VP	377,820	12,715	—	—	—	—	390,535
Transamerica T. Rowe Price Growth Stock VP	359,166	13,910	—	—	$2	—	373,076
Transamerica T. Rowe Price Small Cap VP	156,612	494	—	—	—	—	157,106
Transamerica Templeton Global VP	392,614	6,493	—	—	—	—	399,107
Transamerica Third Avenue Value VP	248,920	22,430	—	—	—	—	271,350
Transamerica U.S. Government Securities VP	—	485,267	—	—	200	—	485,267
Transamerica Value Balanced VP	189,640	96,745	—	—	—	—	286,385
Transamerica Van Kampen Active International Allocation VP	146,094	19,257	—	—	(584)	—	165,351
Transamerica Van Kampen Large Cap Core VP	100,967	3,479	—	—	—	—	104,446
Transamerica Van Kampen Mid-Cap Growth VP	406,078	24,707	—	—	—	—	430,785

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

2

Item 2. Controls and Procedures.

(a)          The Registrant’s principal executive officer and principal financial officer evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are appropriately designed to ensure that information required to be disclosed by Registrant in the reports that it files on Form N-Q (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)         The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Series Trust
(Registrant)

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer
Date: November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter Chief Executive Officer
Date:	November 21, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone Principal Financial Officer
Date:	November 21, 2008